UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-229640
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 6	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 259	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Innovator Corporate VUL®
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2022.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial professional, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
This prospectus contains basic information about the policy, and the policy owner should read this entire prospectus, and the policy carefully, and consult with a trusted financial professional.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group PO Box 182568 Columbus, OH 43218-2568
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.

Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Actively At Work and Actively-At-Work Requirement – Requirements that the Insured must satisfy in order for Nationwide to consider issuing the policy on their life. If an Insured is not Actively At Work on the Policy Date, then the Insured is not an eligible Insured under the policy. Actively-At-Work Requirements are stated on the insurance schedule part of the application and/or policy amendment.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit. To be eligible to be Insured under the policy, the Insured must meet all Actively-At-Work Requirements on the Policy Date, must have validly consented to be insured under the policy and meet any other underwriting requirements, including evidence of insurability.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.

Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
Variable Account – Nationwide VLI Separate Account-4, a separate account that Nationwide established to hold policy owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals	Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed $25.
Transaction Charges	The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Illustration Charge – Upon requesting excessive illustrations (more than 10 requests in any 12 month period).
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.
Ongoing Fees and Expenses (periodic charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy Data Page(s) of your policy for rates applicable to the policy.
A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.03% [1]	1.81% [1]
[1] As a percentage of underlying mutual fund assets.

RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Risks Associated with Investment Options	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).

RISKS
Policy Lapse	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.
RESTRICTIONS
Investments	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).
• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Account Transfers).
• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefits	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.
For more information, see Policy Riders and Rider Charges.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience .
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds will be paid in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and

•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Additional Term Insurance Rider
For additional information, see Policy Riders and Rider Charges.

Fee Table
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: Policy Year 1 12% of Premium received up to Target Premium for all policies; 12% of Premium received that exceeds Target Premium for all policies	Currently:
Policy Year 1
10% of Premium received
up to Target Premium for all policies;

2% of Premium if the policy
is a modified
endowment contract[2]; and

0% of Premium received
that exceeds
Target Premium if the policy is not a
modified endowment contract
Illustration Charge[3]	If illustration requests exceed 10 in any 12 month period	Maximum: $25	Currently: $25
Partial Surrender Fee	Upon a partial surrender	Maximum: $25	Currently: $0
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum:
For policies issued with the guideline premium/cash value corridor test:

$42.50 per $1,000 of Cash Value

For policies issued with the cash value accumulation test:

		$157 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.
[2]	For policies with applications dated on or after October 1, 2020 that are modified endowment contracts the charge is 2%. For policies with application dated before October 1, 2020 that are modified endowment contracts, and for all policies that are not modified endowment contracts, the charge is 0%.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	$0.31 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.08 per $1,000 of Base Policy Specified Amount
Variable Account Asset Charge	Monthly	Maximum: 0.90% of Cash Value allocated to the Sub-Accounts	Currently: 0.50% of Cash Value allocated to the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $10.00 per policy	Currently: $5.00 per policy
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 2.50% of Indebtedness	Currently: 2.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Additional Term Insurance Rider Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.25 per $1,000 of Rider Death Benefit

Optional Benefit Charges
Additional Term Insurance Rider Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.00 per $1,000 of Rider Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[2]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50% for policies issued on or after June 1, 2020. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.03%	1.81%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Risk of Allocating Cash Value to the Fixed Account Option
Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the Fixed Account may not exceed the guaranteed minimum interest crediting rates.
Interest credited to the Fixed Account alone may be insufficient to pay the policy’s charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.

Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’ s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.

In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
COVID-19 Risk
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide Life Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.

The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. For policies issued on or after June 1, 2020, the effective annual rate Nationwide declares for the Fixed Account will never be less than 1%. For policies issued before June 1, 2020, the effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
Certain Sub-Accounts may impose cut-off times prior to the NYSE close of business. If the policy owner requests a transaction that involves a Sub-Account with an early cut-off time, the transaction may be priced and processed as of the next Valuation Period if it is received after the stated cut-off time. If the Sub-Account has imposed a cut-off time, it will be noted in Appendix A: Underlying Mutual Funds Available Under the Policy.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right to Irrevocably Transfer Cash Value to the Fixed Account.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, PO Box 182568, Columbus, OH 43218-2568
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.

Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.

Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate (or successor-in-interest), if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount and/or the specified amount associated with elected Riders, if applicable.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to be in existence before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Eligibility to be Insured
To be eligible to be insured, the Insured must meet all Actively-At-Work Requirements on the Policy Date and the Insured must have validly consented to the issuance of the policy in writing or in a manner consistent with state law. If at any time Nationwide determines that the Insured was not eligible to be insured under the policy, then Nationwide will treat the policy as if it was never issued and will refund all Premium paid.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 21 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.

Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.

In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
If this policy is completely surrendered and the Proceeds are paid directly to the policy owner, an Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit serves as a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
Nationwide does not make any deposits to the separate account or Fixed Account as a result of this benefit. There are no investment results associated with the Enhancement Benefit. This enhancement payment will not be made from the policy but is a general account obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on the general account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of the Enhancement Benefit to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time for the policy's Cash Value to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit is calculated as a percentage of Cash Value and is subject to a maximum cap as shown in Appendix C: The Enhancement Benefit. The Enhancement Benefit guaranteed duration and guaranteed minimum amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first eleven policy years for corporate owned policies and six policy years for individually owned policies. Nationwide may, at any time, change, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages in a manner that is not discriminatory.
The Enhancement Benefit is payable only upon a complete surrender of a policy that meets the following conditions:
(1)	the Enhancement Benefit is not available during the right to cancel period;
(2)	the surrender Proceeds must be payable to the policy owner. The Enhancement Benefit is not payable on a complete surrender that qualifies as a Code Section 1035 exchange; and
(3)	the Enhancement Benefit is not available in conjunction with a policy loan or a partial surrender, or Lapse.
Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 21 and 80 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Additional Term Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base

Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. If a policy has the Additional Term Insurance Rider, all decreases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. Decreases to the Base Policy Specified Amount may decrease the Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Change of Insured
The policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 21 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
Example:
Assume the following:
• The policy owner is Company X;
• The Insured at the time of policy issue was an executive officer of Company X;
• The Insured retires while the policy is In Force and not in a Grace Period;
• Company X applies to change the Insured to its new executive officer;
• The new executive officer meets Nationwide’s insurability and underwriting requirements.
Coverage of the new Insured shall become effective on the date the Insured is changed, and the policy charges will reflect the new Insured’s Attained Age, sex (if not unisex-classified), rate type and rate classification including any Substandard Ratings. The Death Benefit Proceeds will be paid out after the death of the new Insured.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.

If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Right to Irrevocably Transfer Cash Value to the Fixed Account
At any time while the policy is In Force, a policy owner may elect to irrevocably transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to Fixed Account transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	allocations of future Premium, transfers, or loan repayments to the Sub-accounts will not be permitted;
•	a Variable Account Asset Charge will no longer be deducted, therefore any reduction to the Variable Account Asset Charge will no longer be applicable; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.

Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional	• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further loans or surrenders may be taken from the policy
Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• Available for post-issue election until the Insured reaches Attained Age 120 • If purchase after the Policy Date, evidence of insurability is required
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.

Policy and Rider charges reflect costs and risks associated with issuing the policy and rider(s). Certain charges will vary according to individual characteristics of the Insured. The Insured is assigned to an underwriting class according to his/her Issue Age, tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting policy charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy Data Pages for information about specific policy charges.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment for reimbursement of certain actual expenses, including acquisition costs and expenses related to the sale of the policy and state and federal taxes. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Each premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured’s age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
In general, election of the Additional Term Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
The chart below shows the current Percent of Premium Charge on Target Premium and Excess Premium applicable to policies that are modified endowment contracts with applications dated on or after October 1, 2020.
Policy Year	Rate on Target Premium	Rate on Excess Premium
1	10.00%	2.00%
2	8.00%	2.00%
3	6.00%	2.00%
4	5.00%	2.00%
5	4.00%	2.00%
6	3.00%	2.00%
7+	2.00%	2.00%

The chart below shows the current Percent of Premium Charge on Target Premium and Excess Premium applicable to policies that are not modified endowment contracts and to policies that are modified endowment contracts with applications dated before October 1, 2020.
Policy Year	Rate on Target Premium	Rate on Excess Premium
1	10.00%	0.00%
2	8.00%	0.00%
3	6.00%	0.00%
4	5.00%	0.00%
5	4.00%	0.00%
6	3.00%	0.00%
7+	2.00%	0.00%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed $25.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's Issue Age, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
If coverage is provided under the Additional Term Insurance Rider, the Net Amount At Risk will be allocated between coverage provided by the base policy and coverage provided under the Additional Term Insurance Rider, see Additional Term Insurance Rider.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in the Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
A Base Policy Specified Amount Charge is deducted proportionally from the Sub-Account and the Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge is intended to compensate Nationwide for sales, underwriting, distribution and issuance of the policy. The Base Policy Specified Amount Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
The charge applicable to the policy depends on the Base Policy Specified Amount on the Policy Date or effective date of any Base Policy Specified Amount increase. Once set, the Base Policy Specified Amount Charge will not be reduced if the Base Policy Specified Amount is subsequently reduced after the Policy Date. The maximum guaranteed monthly Base Policy Specified Amount Charge is $0.40 per $1,000 of Base Policy Specified Amount.
A distinct Rider Specified Amount Charge applies to the Additional Term Insurance Rider. If that Rider is elected, the Total Specified Amount charges will depend upon the allocation of Total Specified Amount between the base policy and the Additional Term Insurance Rider. To determine Total Specified Amount charges, the Base Policy Specified Amount charge must be added to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending, see Additional Term Insurance Rider.
Variable Account Asset Charge
Nationwide deducts a Variable Account Asset Charge proportionally from the Sub-Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge is intended to compensate Nationwide for certain actual expenses, including acquisition costs and expenses, state and federal taxes. The Variable Account Asset Charge also provides revenue to compensate Nationwide for assuming certain risks associated with the policy, and revenue that may be profit.
The Variable Account Asset Charge applicable to the policy is determined by multiplying the current rate by the total Cash Value in the Sub-Accounts. The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's Cash Value allocated to the Sub-Accounts for all policy years. Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:
Charge for policy years 1-20	Charge for policy years 21+
0.50% of Cash Value allocated to the Sub-Accounts	0.45% of Cash Value allocated to the Sub-Accounts
Reduction to Variable Account Asset Charge
The Variable Account Asset Charge may be reduced by an amount substantially equal to payments Nationwide expects to receive from certain underlying mutual funds based on the policy’s non-loaned Cash Value allocated to certain Sub-Accounts. Nationwide expects to receive payments from these underlying mutual funds for services Nationwide provides to them. The payment amount that Nationwide expects to receive from such underlying mutual funds is based on the rate stated in the contractual agreement with each underlying mutual fund and varies among underlying mutual funds and Sub-Accounts. Some underlying mutual funds do not currently make such payments to Nationwide. Nationwide may renegotiate agreements with these underlying mutual funds which may result in Nationwide receiving a different rate and payment than previously received. Nationwide may change the Variable Account Asset Charge reduction, if any, at any time.
On the Policy Date and on each monthly anniversary of the Policy Date, Nationwide will determine the amount of payments it expects to receive based on the policy’s’ Sub-Account allocations. Nationwide may then, in its sole discretion, reduce the Variable Account Asset Charge by an amount that represents the payments it expects to receive based upon the policy’s Sub-Account allocations. This reduction may exceed the then current Variable Account Asset Charge. Payments will be allocated to the policy’s Cash Value in accordance with current Sub-Account allocations, unless otherwise prohibited.
Nationwide will treat any Variable Account Asset Charge reduction attributed to such payments as earnings under the policy for tax purposes.
Payments are more fully described in the Information on Underlying Mutual Fund Service Fee Payments section. For current Variable Account Asset Charge reductions by Sub-Account, see Appendix E: Reduction to Variable Account Asset Charge.
Applicable reductions are not guaranteed on a future basis and may be changed or discontinued at any time. If changed or discontinued, Nationwide will provide notice to all policy owners.
Although the resulting Variable Account Asset Charge may be lower if the policy owner selects Sub-Accounts that make payments to Nationwide, the policy owner should carefully select Sub-Accounts that are suitable for its purposes and goals. As such, Sub-Accounts that do not make payments to Nationwide or pay less than other Sub-Accounts may be more appropriate for the policy owner’s needs.
Administrative Expense Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all policy years.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."

Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide, and whether the policy is sold with the Additional Term Insurance Rider, see Additional Term Insurance Rider and Policy Charge Blending and Compensation. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult their financial professional with questions on the compensation received by the financial professional. Policy owners may also consult Nationwide Business Solutions Group about the exact compensation arrangement associated with the policy owner’s policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide did not take into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).
Amount of Payments Nationwide Receives
For the year ended December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.

Some Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The change of Insured option will terminate when the Overloan Lapse Protection Rider is invoked. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).

After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on product
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640 ($660,000 -$30,360).
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 120. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 120, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Additional Term Insurance Rider will result in a lower Enhancement Benefit, if any. Nationwide may prospectively discontinue offering the Additional Term Insurance Rider at any time.
Subject to Nationwide’s approval, the policy owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 120. If the policy owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the policy owner’s written request, unless the policy owner specifies and Nationwide approves a different date.
The Rider Specified Amount is the amount of insurance coverage provided by the Additional Term Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 1% of the minimum Total Specified Amount.
The Rider Death Benefit may vary monthly and is based on the death benefit option in effect for the base policy, see Additional Term Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Monthly Rider charges are different from, and in addition to, the charges assessed under the base policy. The charges associated with the Additional Term Insurance Rider are:
•	Additional Term Insurance Rider Cost of Insurance Charge; and
•	Additional Term Insurance Rider Specified Amount Charge.

Example:
Assume the Base Policy Specified Amount is $700,000, Death Benefit Option 2, the Enhanced Cash Value is $70,000, and the Additional Term Insurance Rider Specified Amount is $300,000 and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if the policy is not in corridor and there is no Indebtedness, the Death Benefit Proceeds under the base policy will be $770,000 and the Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $1,070,000.
Additional Term Insurance Rider Cost of Insurance Charge
The Additional Term Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Additional Term Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate. Nationwide bases the Additional Term Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Additional Term Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance.
Additional Term Insurance Rider Specified Amount Charge
The Additional Term Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges.
The maximum guaranteed monthly Additional Term Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount. To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending.

Policy Charge Blending and Compensation
When the Additional Term Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges.
In most instances, overall policy charges are lower if the policy owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased. Generally, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending.
Before deciding whether to purchase the Additional Term Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the financial professional and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. A financial professional can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider.
Rider Specified Amount Increases and Decreases
All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
If the policy owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased.
Additional Term Insurance Rider Death Benefit Calculation
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page.
The Additional Term Insurance Rider Death Benefit is calculated as follows:
(1)	the total Net Amount At Risk for the policy and this Rider; multiplied by
(2)	the Rider Specified Amount; divided by
(3)	the Total Specified Amount.
Depending on the policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount.
The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit.
The base policy's Death Benefit is calculated using the formula below:
[CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)]
Where:
CV is the Cash Value of the policy; and
Total NAAR is the total Net Amount At Risk, which is the Death Benefit minus the Cash Value.
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount.
Terminating the Rider
This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code.

This Rider also terminates upon the earliest of the following dates:
•	the date the policy is surrendered or terminated;
•	the date the policy Lapses;
•	the Insured's death; or
•	the date the Insured reaches Attained Age 120.
Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the policy owner if the policy's status is in jeopardy.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination.
In most instances, terminating the Rider will not be to the policy owner’s advantage. Consult with a financial professional before deciding to terminate coverage under this Rider.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. For policies issued on or after June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50%. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%, see Fee Table for current interest charged rates. Rates may change and may vary by policy year. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
• The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.

Example:
• There is no existing Indebtedness.
• The policy owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the policy owner from Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is $6,000.
• At the end of the first Policy Year, assume the only loan the policy owner requested was the $6,000 loan. Assuming the policy owner has not made any loan repayments, the Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120 Indebtedness.
• Assuming no loan repayments are ever made, Indebtedness continues to accrue interest. All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness
• If the policy owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
• If any Indebtedness exists when the Death Benefit Proceeds become payable, the Death Benefit Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Sub-Account Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal to three times the current monthly deductions plus all other policy charges due during the Grace Period.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability and any reinstatement requirements contained in the Riders.

If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code or paid to anyone other than the policy owner. See Payment of Policy Proceeds for additional information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement. A Partial Surrender Fee may be assessed to each partial surrender; however, Nationwide currently waives the Partial Surrender Fee, see Fee Table and Partial Surrender Fee.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current Variable Account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Pages or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Total Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). Reduction of the Total Specified Amount is proportional between the Base Policy Specified Amount and the Rider Specified Amount. The Total Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Total Specified Amount.
Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.

Preferred Partial Surrenders
A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Standard Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.

Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.

Maximum Death Benefit
Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Additional Term Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured section after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured, the amount payable will be equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.

If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	100% of the policy's Cash Value will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Additional Term Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or

•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions; it does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy's compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the policy owner is considered to exercise investment control over the separate account assets, the policy owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the policy owner as ordinary income. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policy owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying investment options, the transfers between underlying investment options, the exchanges of underlying investment options or the manner in which you can direct the investments in an investment option such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, Nationwide believes that the policy qualifies as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base life insurance policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total premiums paid at any time during the first 7 contract years exceeds the seven pay premium, which is the sum of the level annual premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, may become subject to a new 7-year testing period or may be subject to retesting because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a modified endowment contract are generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the specified amount of the death benefit, then the cash distribution may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.

In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy, and all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for previously imposed cost of insurance (COI) charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the exceptions to the transfer for value rules noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements, the buyer of a post issue life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is required to report information related to the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.

Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035 , the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary's gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.

The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death;
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code);
3.	The death benefit is paid to a family member of the insured (as defined in the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require the policy owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The policy owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php. This information can also be obtained at no cost by calling 1-877-351-8808 or by sending an email request to NBSG_Information_Request@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%	28.15%	12.86%	13.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: AllianceBernstein L.P.	0.90%	11.08%	5.24%	5.70%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.80%	35.94%	10.16%	13.13%
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	-5.04%	20.84%	16.59%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.46%	6.61%	5.28%	3.07%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.73%*	24.50%	9.55%	12.04%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	15.10%	11.71%	11.32%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.73%*	-4.91%	3.49%	2.06%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.99%	6.73%	15.44%	12.50%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.61%	21.98%	25.43%	19.71%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	24.09%	16.39%	15.41%
Equity	American Funds Insurance Series® - International Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.80%	-1.49%	9.63%	8.13%
Equity	American Funds Insurance Series® - New World Fund®: Class 2 Investment Advisor: Capital Research and Management Company	0.84%*	4.92%	13.25%	8.66%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.48%*	-0.62%	3.29%	2.28%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.52%*	27.77%	12.50%	13.75%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.57%*	5.36%	6.36%	6.78%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.90%*	6.54%	9.79%	7.77%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	0.80%*	25.88%	9.78%	12.53%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	28.41%	18.16%	16.25%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Fayez Sarofim & Co.	0.80%	27.13%	20.47%	14.46%
Equity	Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio Investment Advisor: Calvert Research and Management	0.96%	15.02%	12.59%	11.89%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	39.68%	10.45%	13.59%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.11%	5.57%	5.44%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II Investment Advisor: Federated Investment Management Company	0.78%*	-2.04%	2.24%	1.87%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.01%	-2.28%	14.86%	8.33%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.56%	7.59%	9.52%	8.32%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	9.46%	10.57%	9.14%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.63%	10.70%	11.42%	10.14%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.67%	12.24%	12.64%	10.97%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.72%	15.31%	14.14%	12.13%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.67%	14.88%	12.55%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.69%	14.88%	12.66%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.73%	14.88%	12.72%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.72%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.62%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.75%	17.76%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.24%	-2.05%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.70%	27.70%	20.04%	16.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
Equity	Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC (Geode) and FMR Co., Inc. (FMRC)	0.23%	21.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.57%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.10%	28.57%	18.34%	16.43%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.27%	7.65%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.49%	-0.79%	4.22%	3.44%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	38.85%	9.23%	10.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.22%	25.55%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	33.47%	13.82%	13.62%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.23%	19.12%	6.41%	8.47%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%	25.36%	9.94%	12.12%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Templeton Investment Counsel, LLC	1.11%*	4.15%	2.71%	4.00%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Franklin Advisers, Inc.	0.51%*	-4.62%	-0.67%	1.38%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.81%*	23.78%	11.33%	12.93%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.83%	19.09%	23.08%	17.83%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.78%	15.48%	18.17%	14.24%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Invesco Advisers, Inc.	0.74%	28.50%	10.21%	12.33%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Canada Ltd.	0.94%	4.38%	4.69%	5.61%
Equity	Invesco - Invesco V.I. Main Street Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.79%	27.56%	15.63%	15.05%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.68%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	10.21%	11.87%	9.73%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.99%	30.02%	25.12%	19.06%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	15.16%	23.88%	19.46%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	16.90%	14.10%	11.53%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	16.54%	18.83%	16.93%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Equity	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 Investment Advisor: J.P. Morgan Investment Management Inc.	0.76%	29.88%	10.63%	12.99%
Equity	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1 Investment Advisor: J.P. Morgan Investment Management Inc.	0.80%	21.38%	11.77%	14.00%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	5.46%	5.07%	3.57%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	3.27%	5.65%	6.32%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.83%	0.62%	2.41%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-0.23%	3.61%	3.32%
Fixed Income	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: New York Investors LLC	0.65%	3.75%	3.67%	3.94%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Fixed Income	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.78%*	-1.06%	3.87%	3.39%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Massachusetts Financial Services Company	0.69%*	29.18%	16.25%	15.07%
Equity	MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	1.23%*	-6.74%	8.08%	3.98%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.20%*	11.26%	11.90%	8.10%
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.92%*	30.12%	12.98%	12.19%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	30.60%	12.14%	13.30%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Investment Sub-Advisor: Morgan Stanley Investment Management Limited	1.10%*	-2.02%	3.82%	3.86%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	1.25%*	23.83%	4.62%	6.82%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc.	0.57%*	0.10%	34.57%	24.26%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	0.97%*	-1.08%	15.88%	10.98%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	0.82%*	-4.70%	20.15%	16.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	1.03%*	20.18%	12.50%	11.70%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.87%*	11.12%	8.33%	7.65%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.92%*	15.75%	10.63%	9.78%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	4.48%	5.26%	4.63%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.89%*	13.63%	9.56%	8.77%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.97%*	18.11%	11.68%	10.65%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.85%*	9.22%	7.40%	6.73%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.77%	34.70%	11.33%	12.92%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.38%	-2.07%	3.17%	2.55%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.44%	0.00%	0.79%	0.40%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	12.65%	9.55%	7.66%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.43%	10.84%	9.33%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.44%*	28.00%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.81%*	40.44%	24.65%	18.60%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	10.30%	19.38%	16.11%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	32.04%	8.39%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	30.83%	14.86%	14.76%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.93%*	46.74%	13.17%	11.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.54%	-0.44%	1.99%	1.74%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	14.54%	11.86%	13.13%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	16.23%	8.57%	6.02%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.92%	-4.15%	3.11%	1.53%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	0.67%	2.14%	5.21%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	-1.95%	3.05%	4.39%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	-0.92%	1.54%	1.58%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	-1.26%	3.93%	3.43%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	0.03%	28.67%	18.41%	16.38%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.80%*	20.79%	26.19%	19.64%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	17.62%	23.27%	19.23%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	25.21%	10.73%	11.53%
Allocation	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.85%*	10.06%	10.97%	9.84%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	21.54%	18.12%	17.35%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	25.32%	12.35%	13.06%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	28.54%	18.30%	16.38%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	-1.54%	20.47%	13.56%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	24.35%	15.71%	14.96%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	-0.45%	2.74%	2.47%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is only available in policies issued before May 1, 2020 Investment Advisor: ArrowMark Partners; Vanguard Quantitative Equity Group	0.30%	14.21%	15.59%	14.88%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	-1.71%	3.49%	2.76%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	8.52%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	25.63%	17.79%	16.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	0.85%*	45.95%	12.85%	12.11%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Appendix B: State Variations
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
State	State Law Variations
California	• The Right to Cancel period is 30 days. • The Enhancement Benefit will not be reduced or eliminated in conjunction with an owner change or an assignment.
Florida	• The Right to Cancel period is 15 days.
North Dakota	• The Suicide provision in the policy and Additional Term Insurance Rider is limited to one year.

Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the eleventh or sixth policy year depending on the ownership type of the policy.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, the Additional Term Insurance Rider has no associated Enhancement Benefit or Enhancement Percentage. If the Additional Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider. When the Base Policy Specified Amount allocation is 1%, the Enhancement Percentage will be 0% rather than the blended rate.
Corporate policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. This election is not available on individually owned policies. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the corporate policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The corporate purchaser can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a financial professional to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting the Service Center.
Enhancement Benefit Factors for Corporate Owned Modified Endowment Contracts
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	3.500%	3.50%
2	3.463%	3.05%
3	2.979%	2.20%
4	2.108%	1.10%
5	1.038%	0.35%
6	0.321%	0.00%
7+	0.00%	0.00%
Enhancement Benefit Factors for Individually Owned Modified Endowment Contracts
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	2.800%	2.80%
2	2.750%	2.20%
3	2.133%	1.40%
4	1.333%	0.60%
5	0.567%	0.20%
6	0.183%	0.00%
7+	0.00%	0.00%

Enhancement Benefit Factors for Corporate Owned Non-Modified Endowment Contracts
Schedules A and B
Policy Year	Base Policy Enhancement Percentage Schedule A		Base Enhancement Percentage Schedule B		Enhancement Cap A Percentage	Enhancement Cap B Percentage
	Month 1	Month 12	Month 1	Month 12
1	13.590%	13.59%	11.080%	11.08%	145%	120%
2	13.420%	11.55%	10.945%	9.46%	145%	120%
3	11.379%	9.50%	9.380%	8.50%	135%	125%
4	9.3583%	7.80%	8.450%	7.90%	130%	130%
5	7.671%	6.25%	7.808%	6.80%	115%	125%
6	6.113%	4.60%	6.675%	5.30%	100%	110%
7	4.475%	3.10%	5.183%	3.90%	75%	95%
8	3.008%	2.00%	3.817%	2.90%	55%	75%
9	1.921%	1.05%	2.825%	2.00%	30%	55%
10	0.996%	0.40%	1.925%	1.10%	15%	35%
11	0.367%	0.00%	1.008%	0.00%	10%	30%
12+	0.00%	0.00%	0.00%	0.00%	0%	0%
Enhancement Benefit Factors for Individually Owned Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12
1	11.200%	11.20%		120%
2	10.983%	8.60%		110%
3	8.354%	5.65%		95%
4	5.429%	3.00%		75%
5	2.84%	1.08%		45%
6	0.99%	0.00%		25%
7+	0.00%	0.00%		0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract and corporate owned.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Total Percent of Premium Charge Paid is $15,250.
•	The Enhancement Schedule B Allocation is 100%.
•	The Enhancement Schedule A Allocation is 0%.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 9.46%) + (0.25 x 0.00%) = 7.095%
	=	7.095% x $200,000 =$14,190.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	120% x $15,250 =$18,300.00
Since $14,190.00 is less than the $18,300.00 Enhancement Cap, the Enhancement Benefit here is $14,190.00

Appendix D: Examples of Policy Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in policy year 3.
•	The Total Specified Amount is $1,000,000.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
•	The policy is not a modified endowment contract.
In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Additional Term Insurance Rider and the third column shows how those charges will be "blended" with an election of the Additional Term Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine the weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed. When the Base Policy Specified Amount allocation is 1%, rather than using the blended rates, the Percent of Premium Charge will be 0% and the Base Policy Specified Amount Charge will be $0.
All of the tables and calculation examples use the current charges as disclosed in the Fee Table section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	0.00%	8.00%
2	8.00%	0.00%	6.40%
3	6.00%	0.00%	4.80%
4	5.00%	0.00%	4.00%
5	4.00%	0.00%	3.20%
6	3.00%	0.00%	2.40%
7+	2.00%	0.00%	1.60%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.
Total Percent of Premium Charge
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
    [(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.00)]
= [(0.048)] + [(0.00)]
= 0.048 or 4.80% of Premium received during the policy year.
Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$0.00	$64.00
2	$80.00	$0.00	$64.00
3	$80.00	$0.00	$64.00
4	$80.00	$0.00	$64.00
5	$80.00	$0.00	$64.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount charge is calculated.
Total Specified Amount Charge Per Month

= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($0.00)]
= [($64.00)] + [($0.00)]
= $64.00 deducted monthly from Cash Value.
Note that the table above only illustrates the Specified Amount charges for the first five Policy Years. These charges will continue to be assessed beyond the first five Policy Years.
Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.02435	0.01997	0.02347
2	0.05673	0.04009	0.05340
3	0.09548	0.07100	0.09058
4	0.14255	0.10607	0.13525
5	0.20091	0.14958	0.19064
* Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated.
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
    [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.09548)] + [(0.20) x (0.071)]
= [(0.076384)] + [(0.0142)]
= 0.09058 per $1,000 of Net Amount At Risk.
Note that the table above only illustrates the Cost of Insurance charges for the first five Policy Years. These charges will continue to be assessed beyond the first five Policy Years.

Appendix E: Reduction to the Variable Sub-Account Asset Charge
If applied, the reductions will be substantially equal to the amount of payments Nationwide expects to receive from the underlying mutual funds for allocation to certain Sub-Accounts. The following table lists the reduction to the Variable Account Asset Charge that Nationwide may apply.
Mutual Fund	Current Variable Account Asset Charge Reduction
AB VPS Growth and Income Portfolio: Class A	0.35%
AB VPS International Value Portfolio: Class A	0.35%
AB VPS Small/Mid Cap Value Portfolio: Class A	0.35%
Allspring VT Discovery Fund: Class 2	0.35%
Allspring VT Small Cap Growth Fund: Class 2	0.50%
American Century VP Inflation Protection Fund: Class I	0.15%
American Century VP Value Fund: Class I	0.35%
American Funds Insurance Series® Asset Allocation Fund: Class 2	0.25%
American Funds Insurance Series® Capital World Bond Fund - Class 2	0.25%
American Funds Insurance Series® Global Small Capitalization Fund: Class 2	0.25%
American Funds Insurance Series® Growth Fund: Class 2	0.25%
American Funds Insurance Series® Growth-Income Fund - Class 2	0.25%
American Funds Insurance Series® International Fund: Class 2	0.25%
American Funds Insurance Series® New World Fund: Class 2	0.25%
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	0.25%
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 2	0.25%
BlackRock Global Allocation V.I. Fund: Class II	0.40%
BlackRock High Yield V.I. Fund: Class I	0.15%
BNY Mellon IP MidCap Stock Portfolio: Initial Shares	0.38%
BNY Mellon IP Small Cap Stock Index Portfolio: Service Shares	0.35%
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0.20%
BNY Mellon VIF Appreciation Portfolio: Initial Shares	0.38%
Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio	0.25%
Delaware VIPT Small Cap Value Series: Service Class	0.50%
Delaware Ivy Growth: Class II	0.50%
Delaware Ivy Science and Technology: Class II	0.50%
DFA Investment Dimensions Group - VA Equity Allocation Portfolio - Institutional Class	0.00%
DFA Investment Dimensions Group - VA Global Bond Portfolio	0.00%
DFA Investment Dimensions Group - VA Global Moderate Allocation Portfolio - Institutional Class	0.00%
DFA Investment Dimensions Group - VA International Small Portfolio	0.00%
DFA Investment Dimensions Group - VA International Value Portfolio	0.00%
DFA Investment Dimensions Group - VA Short-Term Fixed Portfolio	0.00%
DFA Investment Dimensions Group - VA U.S. Large Value Portfolio	0.00%
DFA Investment Dimensions Group - VA U.S. Targeted Value Portfolio	0.00%
DFA Investment Dimensions Group - VIT Inflation-Protected Securities Portfolio - Institutional Class	0.00%
Eaton Vance VT Floating-Rate Income Fund: Initial Class	0.50%
Federated® Hermes Fund for U.S. Government Securities II	0.25%
Fidelity® VIP Bond Index Portfolio - Service Class	0.15%
Fidelity® VIP Contrafund® Portfolio - Service Class	0.30%
Fidelity® VIP Emerging Markets Portfolio: Service Class	0.30%
Fidelity® VIP Equity-Income Portfolio: Service Class	0.30%
Fidelity® VIP Extended Market Index Portfolio - Service Class	0.15%
Fidelity® VIP Freedom Fund 2015 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2020 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2025 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2030 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2035 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2040 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2045 Portfolio: Service Class	0.30%

Mutual Fund	Current Variable Account Asset Charge Reduction
Fidelity® VIP Freedom Fund 2050 Portfolio: Service Class	0.30%
Fidelity® VIP Freedom Fund 2055 Portfolio - Service Class	0.30%
Fidelity® VIP Freedom Fund 2060 Portfolio - Service Class	0.30%
Fidelity® VIP Freedom Fund 2065 Portfolio: Service Class	0.30%
Fidelity® VIP Growth Portfolio: Service Class	0.30%
Fidelity® VIP Index 500 Portfolio - Initial Class	0.05%
Fidelity® VIP International Index Portfolio - Service Class	0.15%
Fidelity® VIP Investment Grade Bond Portfolio: Service Class	0.30%
Fidelity® VIP Real Estate Portfolio: Service Class	0.30%
Fidelity® VIP Total Market Index Portfolio - Service Class	0.15%
Fidelity® VIP Value Strategies Portfolio: Service Class	0.30%
Franklin VIPT Mutual Global Discovery VIP Fund: Class 2	0.45%
Franklin VIPT Small Cap Value VIP Fund: Class 2	0.45%
Franklin VIPT Templeton Foreign VIP Fund: Class 2	0.45%
Franklin VIPT Templeton Global Bond VIP Fund: Class 1	0.45%
Goldman Sachs VIT Small Cap Equity Insights Fund: Institutional Shares	0.25%
Invesco Oppenheimer V.I. International Growth Fund: Series I	0.25%
Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0.25%
Invesco V.I. EQV International Growth Fund: Series I Shares	0.35%
Invesco V.I. Global Fund: Series I	0.25%
Invesco V.I. Growth and Income Fund: Series I Shares	0.35%
Invesco V.I. High Yield Fund: Series I Shares	0.35%
Invesco V.I. Main Street Fund: Series I	0.25%
Invesco V.I. Main Street Small Cap Fund: Series I	0.25%
Janus Henderson Balanced Portfolio: Service Shares	0.35%
Janus Henderson Enterprise Portfolio: Service Shares	0.35%
Janus Henderson Global Technology Portfolio: Service Shares	0.35%
JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0.35%
JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1	0.25%
Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0.50%
Legg Mason Partners ClearBridge Variable Small Cap Growth Portfolio: Class I	0.25%
Lord Abbett Series Bond Debenture Portfolio: Class VC	0.50%
Lord Abbett Series Short Duration Income Portfolio: Class VC	0.50%
Lord Abbett Series Total Return Portfolio: Class VC	0.50%
Mainstay VP Floating Rate Portfolio: Initial Class	0.10%
MFS® VIT MFS Growth Series: Service Class	0.50%
MFS® VIT MFS Mid Cap Growth Series: Service Class	0.50%
MFS® VIT MFS New Discovery Series: Service Class	0.50%
MFS® VIT MFS Total Return Bond Series: Service Class	0.50%
MFS® VIT MFS Value Series: Service Class	0.50%
MFS® VIT Mid Cap Value Portfolio - Service Class	0.50%
MFS® VIT II Blended Research® Core Equity Portfolio: Service Class	0.50%
MFS® VIT II International Intrinsic Value Portfolio: Service Class	0.50%
MFS® VIT II MFS Emerging Markets Equity Portfolio: Initial Class	0.25%
MFS® VIT II Research International Portfolio: Service Class	0.50%
MFS® VIT III MFS Global Real Estate Portfolio: Initial Class	0.25%
Morgan Stanley VIF Emerging Markets Debt Portfolio: Class I	0.35%
Morgan Stanley VIF Global Real Estate Portfolio: Class II	0.50%
Morgan Stanley VIF Growth Portfolio: Class I	0.35%
NVIT AllianzGI International Growth Fund: Class I	0.35%
NVIT Allspring Discovery Fund: Class I	0.27%
NVIT Blueprint℠ Aggressive Fund: Class I	0.35%
NVIT Blueprint℠ Balanced Fund: Class I	0.32%
NVIT Blueprint℠ Capital Appreciation Fund: Class I	0.33%

Mutual Fund	Current Variable Account Asset Charge Reduction
NVIT Blueprint℠ Conservative Fund: Class I	0.29%
NVIT Blueprint℠ Moderate Fund: Class I	0.33%
NVIT Blueprint℠ Moderately Aggressive Fund: Class I	0.34%
NVIT Blueprint℠ Moderately Conservative Fund: Class I	0.31%
NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	0.32%
NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	0.20%
NVIT Bond Index Fund: Class I	0.25%
NVIT Columbia Overseas Value Fund: Class X	0.21%
NVIT Government Bond Fund: Class I	0.35%
NVIT Government Money Market Fund: Class V	0.35%
NVIT International Equity Fund: Class I	0.35%
NVIT International Index Fund: Class I	0.25%
NVIT Investor Destinations Aggressive Fund: Class II	0.40%
NVIT Investor Destinations Conservative Fund: Class II	0.40%
NVIT Investor Destinations Moderate Fund: Class II	0.40%
NVIT Investor Destinations Moderately Aggressive Fund: Class II	0.40%
NVIT Investor Destinations Moderately Conservative Fund: Class II	0.40%
NVIT Jacobs Levy Large Cap Growth Fund: Class I	0.35%
NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y	0.00%
NVIT J.P. Morgan U.S. Equity Fund: Class Y	0.00%
NVIT Mid Cap Index Fund: Class I	0.25%
NVIT Multi-Manager Mid Cap Value Fund: Class I	0.35%
NVIT Multi-Manager Small Cap Growth Fund: Class I	0.35%
NVIT Multi-Manager Small Cap Value Fund: Class I	0.35%
NVIT Multi-Manager Small Company Fund: Class I	0.35%
NVIT Real Estate Fund: Class I	0.25%
NVIT Short Term Bond Fund: Class I	0.25%
NVIT Small Cap Index Fund: Class Y	0.10%
PIMCO VIT All Asset Portfolio: Administrative Class	0.35%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0.35%
PIMCO VIT High Yield Portfolio: Administrative Class	0.35%
PIMCO VIT Income Portfolio: Institutional Class	0.20%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0.35%
PIMCO VIT Long-Term U.S. Government Portfolio: Administrative Class	0.35%
PIMCO VIT Low Duration Portfolio: Administrative Class	0.35%
PIMCO VIT Real Return Portfolio: Administrative Class	0.35%
PIMCO VIT Short-Term Portfolio: Administrative Class	0.35%
PIMCO VIT Total Return Portfolio: Administrative Class	0.35%
Schwab® S&P 500 Index Portfolio	0.00%
T. Rowe Price All-Cap Opportunities Portfolio	0.25%
T. Rowe Price Blue Chip Growth Portfolio	0.25%
T. Rowe Price Equity Income Portfolio: II	0.50%
T. Rowe Price Moderate Allocation Portfolio	0.25%
VanEck VIP Trust - Global Resources Fund: Initial Class	0.35%
Vanguard® VIF Balanced Portfolio	0.00%
Vanguard® VIF Capital Growth Portfolio	0.00%
Vanguard® VIF Diversified Value Portfolio	0.00%
Vanguard® VIF Equity Income Portfolio	0.00%
Vanguard® VIF Equity Index Portfolio	0.00%
Vanguard® VIF Global Bond Index Portfolio	0.00%
Vanguard® VIF Growth Portfolio	0.00%
Vanguard® VIF High Yield Bond Portfolio	0.00%
Vanguard® VIF International Portfolio	0.00%
Vanguard® VIF Mid Cap Index Portfolio	0.00%

Mutual Fund	Current Variable Account Asset Charge Reduction
Vanguard® VIF Real Estate Index Portfolio	0.00%
Vanguard® VIF Short-Term Investment-Grade Portfolio	0.00%
Vanguard® VIF Small Company Growth Portfolio	0.00%
Vanguard® VIF Total Bond Market Index Portfolio	0.00%
Vanguard® VIF Total International Stock Market Index Portfolio	0.00%
Vanguard® VIF Total Stock Market Index Portfolio	0.00%
Virtus VIF Duff & Phelps Real Estate Securities Series - Class I	0.25%

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-877-351-8808 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000211469

Nationwide Innovator Corporate VUL®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Flexible Premium Adjustable Variable Universal Life Insurance Policies
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
P.O. Box 182568
Columbus, OH 43218-2568
Telephone: 1-877-351-8808
TDD: 1-800-238-3035
Facsimile: 1-888-677-7393
This Statement of Additional Information ("SAI") contains additional information regarding Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2022 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were not taken into consideration when determining the expenses necessary to support the policies. Specifically, these policies were designed so that the Variable Account Asset Charge is reduced by an amount substantially equal to the mutual fund service fee payments Nationwide expects to receive from certain underlying funds for services Nationwide provides to them. Generally, Nationwide expects to receive somewhere between 0.00% to 0.50% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the policies. The actual amount of the marketing allowance may be
2

higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, underwriting class, and the length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
Guaranteed cost of insurance rates for base policy coverage and coverage pursuant to the Additional Term Insurance Rider on both a non-medical and medical basis are based on (i) the 2001 Commissioners' Standard Ordinary 80% Male Mortality Table, (ii) Attained Age, (iii) Substandard Ratings, and (iv) tobacco distinct status. Guaranteed cost of insurance rates for base policy coverage and coverage pursuant to the Additional Term Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than ten policy illustrations in any twelve month period.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
3

NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 9 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 9, in conformity with U.S. generally accepted accounting principles.

Correction of a Misstatement

As discussed in Note 2 to the financial statements, the 2020, 2019, 2018, and 2017 financial statements of Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS) have been restated to correct a misstatement.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)1

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

3

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

4

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

5

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

6

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

7

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

8

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)1

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 23, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from October 27, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 26, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 12, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 9, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 10, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 16, 2020 (inception) to December 31, 2020.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 26, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 29, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 15, 2020 (inception) to December 31, 2020.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statement of changes in contract owners’ equity for the period from May 11, 2020 (inception) to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 2, 2020 (inception) to December 31, 2020.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 11, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

12

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from January 16, 2020 (inception) to December 31, 2020.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Capital Moderate Fund: Class P (NVLMP)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Statement of changes in contract owners’ equity for the period from January 1, 2020 to August 6, 2020 (liquidation).

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund – International Value Portfolio: Initial Shares (DVIV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	1,912	$24,844	$28,568	$3	$28,571	$-	$28,571
ALVGIA	887,129	25,570,743	32,672,974	-	32,672,974	49	32,672,925
ALVIVA	276,844	3,901,813	4,351,992	22	4,352,014	-	4,352,014
ALVIVB	15,521	245,859	242,440	4	242,444	-	242,444
ALVSVA	796,829	14,551,139	18,693,619	17	18,693,636	-	18,693,636
ACVCA	43,798	807,072	819,027	27	819,054	-	819,054
ACVI	154,918	1,754,336	2,302,084	-	2,302,084	6	2,302,078
ACVIG	2,382,052	22,078,461	25,535,592	-	25,535,592	18	25,535,574
ACVIP1	3,163,694	34,135,155	36,224,297	24	36,224,321	-	36,224,321
ACVIP2	724,104	7,620,646	8,269,263	-	8,269,263	9	8,269,254
ACVMV1	470,427	9,244,631	11,770,079	29	11,770,108	-	11,770,108
ACVV	1,202,317	12,931,495	16,435,674	74	16,435,748	-	16,435,748
AMVAA2	520,951	12,720,487	14,972,142	38	14,972,180	-	14,972,180
AMVBD2	5,424,193	59,889,895	59,991,578	41	59,991,619	-	59,991,619
AMVGB2	403,192	4,969,445	4,717,347	13	4,717,360	-	4,717,360
AMVGI2	24,302	1,231,764	1,614,658	-	1,614,658	2	1,614,656
AMVGR2	445,904	41,022,585	56,308,818	-	56,308,818	8	56,308,810
AMVGS2	106,937	2,953,408	3,522,500	8	3,522,508	-	3,522,508
AMVI2	1,244,408	25,058,205	28,123,629	26	28,123,655	-	28,123,655
AMVNW2	1,534,298	47,141,473	48,299,689	5	48,299,694	-	48,299,694
PIHYB1	375,489	3,269,663	3,507,071	-	3,507,071	10	3,507,061
BRVHYI	3,060,923	22,336,085	23,232,402	85,255	23,317,657	-	23,317,657
MLVGA2	679,053	11,847,775	12,026,035	4	12,026,039	-	12,026,039
MLVLC2	55,137	1,337,418	1,171,112	8	1,171,120	-	1,171,120
DCAP	87,183	3,950,837	4,683,479	2	4,683,481	-	4,683,481
DSC	23,135	994,922	1,336,499	3	1,336,502	-	1,336,502
DSIF	12,816,498	694,198,605	997,251,724	175	997,251,899	-	997,251,899
DSRG	311,782	11,469,961	18,108,274	32	18,108,306	-	18,108,306
DVMCS	100,001	1,947,146	2,477,017	9	2,477,026	-	2,477,026
DVSCS	7,443,473	124,522,259	175,293,796	27	175,293,823	-	175,293,823
CVSPIP	3,750	617,859	750,579	-	750,579	-	750,579
SASP5I	1,408,102	75,039,866	99,144,495	35	99,144,530	-	99,144,530
DAVVL	634,709	5,147,447	5,699,683	23	5,699,706	-	5,699,706
DWVEMS	230,686	5,418,684	6,516,871	1	6,516,872	-	6,516,872
DWVSVS	512,387	16,647,864	23,190,642	57	23,190,699	-	23,190,699
DFVEA	717	10,955	10,705	-	10,705	2	10,703
DFVGMI	8,392	125,010	132,418	-	132,418	1	132,417
DFVIPS	667,871	7,398,232	7,546,939	9	7,546,948	-	7,546,948
DFVIS	1,521	17,270	20,770	7	20,777	-	20,777
DFVIV	5,638	66,051	75,270	-	75,270	1	75,269
DFVULV	384,214	10,136,177	12,725,170	20,499	12,745,669	-	12,745,669
DFVUTV	201,370	4,494,112	4,746,295	-	4,746,295	6	4,746,289
DSGIBA	8,122	190,913	217,494	-	217,494	5	217,489
SVSLVB	2,304	29,286	37,110	9	37,119	-	37,119
SVSSVB	9,474	115,528	146,473	11	146,484	-	146,484
ETVFR	3,525,945	32,046,565	32,050,836	-	32,050,836	68	32,050,768
FQB	1,898,719	21,194,079	21,379,579	13	21,379,592	-	21,379,592
FVU2	73,072	793,202	942,623	-	942,623	8	942,615
FVUS2	82,602	913,633	884,663	-	884,663	3	884,660
FCS	938,665	36,543,059	50,687,894	51	50,687,945	-	50,687,945
FEIS	2,819,709	62,295,120	73,227,832	48	73,227,880	-	73,227,880
FEMS	1,087,100	14,378,601	13,708,335	-	13,708,335	1	13,708,334
FF05S	47,413	636,338	652,406	-	652,406	9	652,397

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FF10S	249,676	3,379,526	3,602,820	41	3,602,861	-	3,602,861
FF15S	674,291	8,826,214	9,696,303	7	9,696,310	-	9,696,310
FF20S	2,125,241	29,192,323	32,664,960	-	32,664,960	3	32,664,957
FF25S	2,358,110	36,478,231	41,880,030	65	41,880,095	-	41,880,095
FF30S	3,499,054	53,220,776	62,563,088	112	62,563,200	-	62,563,200
FF35S	333,837	8,948,100	10,001,746	36	10,001,782	-	10,001,782
FF40S	1,121,634	26,034,900	32,493,739	66	32,493,805	-	32,493,805
FF45S	51,283	1,386,291	1,498,488	10	1,498,498	-	1,498,498
FF50S	91,597	2,101,967	2,408,085	19	2,408,104	-	2,408,104
FF55S	25,421	362,934	362,760	-	362,760	19	362,741
FF60S	50,334	714,368	713,240	-	713,240	7	713,233
FF65S	505	7,056	7,027	-	7,027	1	7,026
FFINS	125,473	1,551,813	1,598,529	13	1,598,542	-	1,598,542
FGOS	8,322	337,046	657,958	1	657,959	-	657,959
FGS	1,860,638	148,370,073	189,226,860	1	189,226,861	-	189,226,861
FHIS	2,148,061	11,352,509	11,191,395	-	11,191,395	7	11,191,388
FIGBS	13,427,878	175,392,428	176,979,428	21	176,979,449	-	176,979,449
FIP	6,921	2,912,813	3,240,864	26	3,240,890	-	3,240,890
FMCS	1,008,693	34,383,575	40,983,204	-	40,983,204	23	40,983,181
FMMP	2,150,017	2,150,017	2,150,017	-	2,150,017	24	2,149,993
FNRS2	328,807	4,770,779	5,158,975	-	5,158,975	1	5,158,974
FOS	793,570	16,932,978	23,116,684	22	23,116,706	-	23,116,706
FRESS	121,262	2,077,441	2,875,119	13	2,875,132	-	2,875,132
FVBIS	346	3,857	3,812	-	3,812	5	3,807
FVEMIS	49	717	701	4	705	-	705
FVIIS	245	2,901	2,806	-	2,806	5	2,801
FVMIS	15,666	177,844	272,586	-	272,586	4	272,582
FVSS	261,758	3,478,566	4,279,747	-	4,279,747	7	4,279,740
FTVDM2	318,274	3,045,737	3,395,984	7	3,395,991	-	3,395,991
FTVFA2	115,652	707,078	689,284	5	689,289	-	689,289
FTVGB1	965,047	14,389,488	13,336,946	1	13,336,947	-	13,336,947
FTVGI2	389,718	6,105,487	5,116,993	1	5,116,994	-	5,116,994
FTVIS2	336,296	5,005,215	5,636,314	-	5,636,314	5	5,636,309
FTVMD2	28,805	475,421	564,866	19	564,885	-	564,885
FTVSV2	660,319	9,424,474	11,581,996	53	11,582,049	-	11,582,049
FTVSVI	674,987	10,961,445	12,440,008	-	12,440,008	39	12,439,969
TIF	55,439	745,619	770,601	-	770,601	14	770,587
TIF2	774,278	10,111,901	10,522,436	32	10,522,468	-	10,522,468
GVCSE	131,415	1,699,714	1,718,914	-	1,718,914	190	1,718,724
GVGMNS	2,263	27,020	29,104	5	29,109	-	29,109
GVGOPS	113,361	1,406,573	1,383,003	-	1,383,003	7	1,382,996
GVMCE	588,094	9,985,961	11,479,586	-	11,479,586	38	11,479,548
GVMSAS	1,832	17,179	17,878	5	17,883	-	17,883
RVARS	13,790	348,130	372,463	-	372,463	6	372,457
ACEG	32,226	2,515,319	2,856,169	-	2,856,169	16	2,856,153
ACGI	215,084	3,866,917	5,097,484	-	5,097,484	10	5,097,474
AVHY1	153,351	801,861	802,027	17	802,044	-	802,044
AVIE	972,186	37,678,415	40,258,234	38	40,258,272	-	40,258,272
AVMCCI	26,551	292,659	344,371	14	344,385	-	344,385
AVSCE	8,586	204,870	201,696	-	201,696	6	201,690
IVBRA1	169,236	1,780,047	1,820,979	2	1,820,981	-	1,820,981
MSVMV	1	15	16	-	16	16	-
OVAG	492,758	39,769,990	56,484,881	-	56,484,881	8	56,484,873

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGI	267,820	8,139,464	9,596,005	-	9,596,005	11	9,595,994
OVGR	183,501	10,742,223	15,021,407	86	15,021,493	-	15,021,493
OVGS	1,816,189	78,268,302	103,922,345	-	103,922,345	2	103,922,343
OVIG	8,280,658	20,342,791	24,179,521	51	24,179,572	-	24,179,572
OVSB	3,862,570	19,607,622	17,188,438	4	17,188,442	-	17,188,442
OVSC	312,528	7,561,198	9,835,249	-	9,835,249	24	9,835,225
WRASP	704,867	6,408,661	7,181,749	15	7,181,764	-	7,181,764
WRGP	477,166	5,399,871	7,086,399	12	7,086,411	-	7,086,411
WRHIP	4,165,872	13,692,518	14,133,138	20	14,133,158	-	14,133,158
WRMCG	402,906	5,896,284	7,188,563	-	7,188,563	9	7,188,554
WRRESP	896,210	6,545,086	8,754,177	29	8,754,206	-	8,754,206
WRSTP	348,127	12,245,741	10,271,801	-	10,271,801	288	10,271,513
JPMMV1	4,343,576	46,107,194	57,943,308	-	57,943,308	18	57,943,290
JPSCE1	39,522	889,791	1,122,434	10	1,122,444	-	1,122,444
JABS	945,983	37,536,997	50,269,559	71	50,269,630	-	50,269,630
JACAS	1,305,751	52,149,285	73,957,752	68	73,957,820	-	73,957,820
JAEI	16,097	1,301,020	1,617,886	5	1,617,891	-	1,617,891
JAFBS	566,276	7,641,730	7,514,485	6	7,514,491	-	7,514,491
JAGTS	2,276,151	35,241,889	47,594,317	79	47,594,396	-	47,594,396
JAIGS	642,018	19,907,536	26,335,591	29	26,335,620	-	26,335,620
JAMGS	488,368	36,463,206	45,169,157	7	45,169,164	-	45,169,164
JAMVS	53,591	842,551	983,930	8	983,938	-	983,938
LZREMS	536,841	10,544,438	11,735,339	29	11,735,368	-	11,735,368
SBVSG	775,885	25,584,237	28,180,141	44	28,180,185	-	28,180,185
BNCAI	87,282	5,356,810	7,992,146	-	7,992,146	51	7,992,095
LOVBD	354,844	4,302,018	4,364,585	7	4,364,592	-	4,364,592
LOVSDC	1,652,774	23,742,650	23,287,581	14	23,287,595	-	23,287,595
LOVTRC	1,256,218	21,686,755	21,167,267	37	21,167,304	-	21,167,304
MNVFRS	5,646	49,283	50,044	-	50,044	11	50,033
MEGSS	82	6,193	6,123	-	6,123	6	6,117
MMCGSC	252,259	2,783,957	2,631,065	13	2,631,078	-	2,631,078
MNDIC	79,080	1,807,814	1,842,555	17	1,842,572	-	1,842,572
MNDSC	235,190	4,865,033	4,666,173	-	4,666,173	40	4,666,133
MV2EEI	65	1,090	1,044	-	1,044	4	1,040
MV2EES	8,396	150,431	132,316	-	132,316	-	132,316
MV2IGI	201,517	4,172,959	5,555,825	16	5,555,841	-	5,555,841
MV2RIS	2,187,802	39,032,499	41,218,184	40	41,218,224	-	41,218,224
MV3MVI	31,875	335,978	353,491	-	353,491	4	353,487
MV3MVS	138,735	1,265,916	1,519,144	-	1,519,144	12	1,519,132
MVBRES	34,535	1,864,731	2,338,394	13	2,338,407	-	2,338,407
MVFIC	507,650	9,847,772	12,549,109	-	12,549,109	22	12,549,087
MVFSC	5,004,809	97,503,355	120,916,190	73	120,916,263	-	120,916,263
MVIGIC	29,630	452,551	497,188	-	497,188	5	497,183
MVIVSC	3,121,445	85,533,053	115,368,590	14	115,368,604	-	115,368,604
MVRBSS	311,461	4,215,194	4,164,236	4	4,164,240	-	4,164,240
MSEM	1,033,827	7,682,671	7,443,556	-	7,443,556	15	7,443,541
MSVEG	284,833	18,816,821	15,301,210	28	15,301,238	-	15,301,238
MSVFI	253,882	2,816,703	2,658,146	6	2,658,152	-	2,658,152
MSVMG	204,277	4,432,070	3,480,879	53	3,480,932	-	3,480,932
MSVRE	302,955	5,696,712	7,110,361	-	7,110,361	31	7,110,330
VKVGR2	461,574	3,762,091	4,781,910	3	4,781,913	-	4,781,913
DTRTFB	45,337	457,878	447,931	-	447,931	3	447,928
EIF	720,468	12,735,145	16,419,470	5	16,419,475	-	16,419,475

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	10,649,998	115,300,675	115,765,474	36	115,765,510	-	115,765,510
GEM	977,321	12,855,752	13,428,392	22	13,428,414	-	13,428,414
GIG	1,461,728	16,331,887	18,637,031	32	18,637,063	-	18,637,063
GVAAA2	475,495	12,047,521	14,312,401	5	14,312,406	-	14,312,406
GVABD2	162,045	1,973,044	1,981,810	-	1,981,810	1	1,981,809
GVAGG2	260,936	8,381,518	11,877,827	12	11,877,839	-	11,877,839
GVAGI2	93,165	5,184,765	6,320,291	-	6,320,291	28	6,320,263
GVAGR2	168,783	15,881,543	24,390,836	20	24,390,856	-	24,390,856
GVDMA	8,907,766	114,996,165	130,944,157	-	130,944,157	26	130,944,131
GVDMC	2,107,696	22,730,642	25,039,429	12	25,039,441	-	25,039,441
GVEX1	634,640	13,179,044	17,731,847	-	17,731,847	17	17,731,830
GVIDA	3,666,343	47,330,910	54,298,538	37	54,298,575	-	54,298,575
GVIDC	1,744,340	17,722,196	18,734,208	13	18,734,221	-	18,734,221
GVIDM	6,445,068	78,378,559	84,688,199	1	84,688,200	-	84,688,200
GVIX2	366,392	3,468,590	4,096,257	-	4,096,257	7	4,096,250
HIBF	3,502,527	22,905,429	22,941,552	28	22,941,580	-	22,941,580
IDPG	24,380	299,288	315,963	-	315,963	7	315,956
IDPGI	837	9,224	10,047	-	10,047	4	10,043
MCIF	5,367,916	121,054,345	148,530,240	46	148,530,286	-	148,530,286
MSBF	1,215,346	11,070,754	11,120,417	-	11,120,417	3	11,120,414
NCPG	15,281	174,877	199,567	1	199,568	-	199,568
NCPGI	1,756	18,816	21,288	-	21,288	5	21,283
NJMMAY	81,707	793,133	835,045	-	835,045	2	835,043
NVAMV1	2,093,944	32,935,351	41,606,669	29	41,606,698	-	41,606,698
NVAMVX	1,418,513	19,616,444	28,143,300	14	28,143,314	-	28,143,314
NVBX	22,182,639	238,490,341	237,132,413	-	237,132,413	15	237,132,398
NVCBD1	249,221	2,812,504	2,691,586	2	2,691,588	-	2,691,588
NVCCA1	396,595	3,916,729	4,862,261	-	4,862,261	7	4,862,254
NVCCN1	349,031	3,632,501	3,961,500	7	3,961,507	-	3,961,507
NVCMA1	863,912	8,285,038	9,701,734	12	9,701,746	-	9,701,746
NVCMC1	187,781	2,068,909	2,266,516	-	2,266,516	32	2,266,484
NVCMD1	895,342	9,809,934	11,030,616	-	11,030,616	2	11,030,614
NVCRA1	304,220	3,086,861	3,967,031	-	3,967,031	17	3,967,014
NVCRB1	618,586	6,691,554	7,719,952	-	7,719,952	5	7,719,947
NVDBL2	113,406	1,751,921	1,966,466	9	1,966,475	-	1,966,475
NVDCA2	36,632	647,756	740,328	4	740,332	-	740,332
NVDCAP	12,925	231,884	260,056	-	260,056	-	260,056
NVFIII	14,849	168,780	162,889	-	162,889	-	162,889
NVGEII	5,012	70,701	81,544	-	81,544	1	81,543
NVIDMP	289,295	3,577,916	3,781,082	-	3,781,082	2	3,781,080
NVIE6	18,445	166,600	232,960	1	232,961	-	232,961
NVIX	3,266,746	32,379,252	36,587,550	81	36,587,631	-	36,587,631
NVLCP1	495,125	5,775,944	5,688,987	7	5,688,994	-	5,688,994
NVMIG1	1,897,116	21,047,105	21,930,661	-	21,930,661	15	21,930,646
NVMIVX	487,399	4,564,843	5,609,961	-	5,609,961	3	5,609,958
NVMLG1	2,283,094	22,813,760	23,926,823	79	23,926,902	-	23,926,902
NVMMG1	5,225,626	58,285,714	60,408,237	18	60,408,255	-	60,408,255
NVMMV1	1,087,937	8,069,601	10,357,161	-	10,357,161	5	10,357,156
NVMMV2	1,377,098	12,993,109	13,206,370	-	13,206,370	4	13,206,366
NVNMO1	1,496,700	15,454,926	22,675,002	-	22,675,002	4	22,674,998
NVNSR1	39,834	599,534	630,967	1	630,968	-	630,968
NVOLG1	13,875,841	269,536,640	333,436,470	21	333,436,491	-	333,436,491
NVRE1	4,167,729	29,323,041	43,969,536	66	43,969,602	-	43,969,602

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVSIX2	250,395	2,324,587	2,536,501	2	2,536,503	-	2,536,503
NVSIXD	2,762	28,497	28,417	-	28,417	3	28,414
NVSTB1	15,615,480	162,995,224	160,214,820	411	160,215,231	-	160,215,231
NVSTB2	204,027	2,118,614	2,085,156	3	2,085,159	-	2,085,159
NVTIV3	75,101	851,333	871,166	4	871,170	-	871,170
SAM	35,570,872	35,570,872	35,570,872	-	35,570,872	4	35,570,868
SAM5	263,011,493	263,011,493	263,011,493	7	263,011,500	-	263,011,500
SCF	2,487,331	48,045,814	64,396,994	-	64,396,994	61	64,396,933
SCGF	1,818,806	31,737,704	36,139,666	29	36,139,695	-	36,139,695
SCVF	4,292,690	42,634,318	49,709,351	55	49,709,406	-	49,709,406
TRF	2,026,891	38,793,279	55,171,984	-	55,171,984	61	55,171,923
AMCG	46,415	1,571,722	1,872,399	15	1,872,414	-	1,872,414
AMMCGS	31,048	894,670	1,118,366	3	1,118,369	-	1,118,369
AMRI	649	8,223	13,195	-	13,195	-	13,195
AMSRS	79,097	2,039,264	2,928,974	29	2,929,003	-	2,929,003
AMTB	557,572	5,973,837	5,843,356	4	5,843,360	-	5,843,360
NOTB3	5,462	64,475	69,536	-	69,536	2	69,534
NOTG3	4,401	49,486	57,388	-	57,388	2	57,386
NOTMG3	11,844	138,327	158,826	2	158,828	-	158,828
PMVAAA	472,193	4,841,794	5,434,936	-	5,434,936	3	5,434,933
PMVFBA	162,679	1,611,092	1,491,770	33	1,491,803	-	1,491,803
PMVFHA	34,434	382,624	370,162	10	370,172	-	370,172
PMVGBA	89,477	1,018,190	978,874	8	978,882	-	978,882
PMVHYA	128,273	979,076	1,018,490	81	1,018,571	-	1,018,571
PMVLDA	4,325,403	44,582,327	44,248,873	-	44,248,873	20	44,248,853
PMVLGA	1,279,772	17,490,780	14,384,634	2	14,384,636	-	14,384,636
PMVRRA	3,999,194	52,539,098	55,948,723	50	55,948,773	-	55,948,773
PMVRSA	49,336	348,023	381,858	1	381,859	-	381,859
PMVTRA	6,680,115	73,889,939	71,878,041	-	71,878,041	18	71,878,023
PVEIB	75,852	1,895,335	2,337,758	-	2,337,758	1	2,337,757
PVGOB	228,987	2,967,368	3,668,375	-	3,668,375	11	3,668,364
PVTIGB	63,774	942,621	1,087,986	-	1,087,986	16	1,087,970
PVTSCB	106,733	1,080,571	1,483,588	-	1,483,588	8	1,483,580
ROCMC	196,512	2,112,907	2,902,484	13	2,902,497	-	2,902,497
TRBCGP	2,617,333	109,833,584	139,032,720	-	139,032,720	5,534	139,027,186
TREI2	721,554	18,729,563	21,581,665	98	21,581,763	-	21,581,763
TRHS2	260,546	13,140,310	15,942,838	16	15,942,854	-	15,942,854
TRLT1	5,449,724	27,188,668	26,758,147	7	26,758,154	-	26,758,154
TRMCG2	1,349,965	39,068,216	43,630,868	-	43,630,868	9	43,630,859
TRNAG1	2,237,292	79,948,148	86,538,450	44	86,538,494	-	86,538,494
TRPSB1	400,998	8,835,333	9,074,595	13	9,074,608	-	9,074,608
VWEM	584,470	8,334,997	8,416,364	-	8,416,364	26	8,416,338
VWHA	716,909	13,635,467	19,076,945	76	19,077,021	-	19,077,021
VVB	745,773	17,910,019	21,187,422	3	21,187,425	-	21,187,425
VVCG	440,470	16,194,504	22,327,402	19	22,327,421	-	22,327,421
VVEI	25,438	634,285	707,436	5	707,441	-	707,441
VVEIX	1,843	77,743	120,631	5	120,636	-	120,636
VVG	8,167	292,022	312,567	-	312,567	1	312,566
VVGBI	4,134	87,681	88,048	-	88,048	3	88,045
VVHGB	4,811,934	57,993,927	58,801,836	-	58,801,836	43	58,801,793
VVI	382,504	11,548,444	15,185,426	1	15,185,427	-	15,185,427
VVMCI	1,111,873	23,894,008	32,778,018	62	32,778,080	-	32,778,080
VVREI	184,876	2,334,733	3,061,542	32	3,061,574	-	3,061,574

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VVSCG	322,729	6,889,925	8,552,327	19	8,552,346	-	8,552,346
VVSTC	12,266	132,701	132,230	5	132,235	-	132,235
VVTISI	804,513	15,826,736	19,493,354	14	19,493,368	-	19,493,368
VVTSM	3,084	167,175	175,594	-	175,594	1	175,593
VRVDRI	173,315	3,171,842	4,386,606	9	4,386,615	-	4,386,615
SVDF	659,213	23,455,197	28,174,774	55	28,174,829	-	28,174,829
SVOF	275,817	7,103,767	9,692,205	54	9,692,259	-	9,692,259
WFVSCG	837,608	9,989,670	11,760,012	-	11,760,012	67	11,759,945

Total (unaudited)			$6,991,441,547	$110,096	$6,991,551,643	$7,329	$6,991,544,314

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	ACVCA	ACVI
Reinvested dividends	$67,094,204	536	256,014	65,796	3,099	145,899	-	3,397
Mortality and expense risk charges (note 3)	(6,891,026)	-	(45,554)	(1,930)	-	(8,897)	(1,884)	(2,426)

Net investment income (loss)	60,203,178	536	210,460	63,866	3,099	137,002	(1,884)	971

Realized gain (loss) on investments	235,096,570	277	806,755	187,288	26	373,043	169,604	79,717
Change in unrealized gain (loss) on investments	329,284,242	1,640	6,143,442	188,266	(3,418)	4,630,224	(183,507)	44,818

Net gain (loss) on investments	564,380,812	1,917	6,950,197	375,554	(3,392)	5,003,267	(13,903)	124,535

Reinvested capital gains	297,041,844	-	-	-	-	-	111,837	60,138

Net increase (decrease) in contract owners’ equity resulting from operations	$921,625,834	2,453	7,160,657	439,420	(293)	5,140,269	96,050	185,644

Investment Activity*:	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVV	AMVAA2	AMVBD2	AMVGB2
Reinvested dividends	$262,409	1,182,425	249,796	128,643	278,067	229,592	845,171	75,343
Mortality and expense risk charges (note 3)	(3,882)	(62,131)	-	(5,925)	(20,043)	(18,833)	(60,831)	(3,252)

Net investment income (loss)	258,527	1,120,294	249,796	122,718	258,024	210,759	784,340	72,091

Realized gain (loss) on investments	507,822	918,158	95,653	221,178	1,032,507	781,671	25,118	20,671
Change in unrealized gain (loss) on investments	751,954	132,453	143,830	1,947,692	2,007,980	570,724	(3,494,392)	(369,766)

Net gain (loss) on investments	1,259,776	1,050,611	239,483	2,168,870	3,040,487	1,352,395	(3,469,274)	(349,095)

Reinvested capital gains	3,507,628	-	-	-	-	505,719	2,433,284	88,775

Net increase (decrease) in contract owners’ equity resulting from operations	$5,025,931	2,170,905	489,279	2,291,588	3,298,511	2,068,873	(251,650)	(188,229)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMVGI2	AMVGR2	AMVGS2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2
Reinvested dividends	$16,459	114,926	-	713,211	415,093	180,160	994,806	91,168
Mortality and expense risk charges (note 3)	3,785	(88,596)	(6,563)	(44,025)	(47,530)	(4,499)	(30,407)	(2,983)

Net investment income (loss)	20,244	26,330	(6,563)	669,186	367,563	175,661	964,399	88,185

Realized gain (loss) on investments	8,496	5,134,409	199,327	1,344,700	646,114	7,202	256,082	367,467
Change in unrealized gain (loss) on investments	255,594	(1,473,104)	(91,109)	(2,442,825)	(497,309)	7,951	(174,243)	(1,393,089)

Net gain (loss) on investments	264,090	3,661,305	108,218	(1,098,125)	148,805	15,153	81,839	(1,025,622)

Reinvested capital gains	13,545	6,604,178	77,688	-	1,539,527	-	65,957	1,664,600

Net increase (decrease) in contract owners’ equity resulting from operations	$297,879	10,291,813	179,343	(428,939)	2,055,895	190,814	1,112,195	727,163

Investment Activity*:	MLVLC2	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP
Reinvested dividends	$14,163	103,600	1,530	10,346,435	128,602	18,163	1,150,263	9,754
Mortality and expense risk charges (note 3)	(1,949)	(4,829)	-	(1,072,871)	(482)	(4,877)	(238,009)	(1,745)

Net investment income (loss)	12,214	98,771	1,530	9,273,564	128,120	13,286	912,254	8,009

Realized gain (loss) on investments	9,782	7,257,131	18,656	34,184,120	1,042,273	370,996	2,807,273	111,262
Change in unrealized gain (loss) on investments	(272,988)	(3,691,031)	189,820	140,742,949	2,491,496	188,011	31,517,509	26,276

Net gain (loss) on investments	(263,206)	3,566,100	208,476	174,927,069	3,533,769	559,007	34,324,782	137,538

Reinvested capital gains	508,449	2,510,334	-	39,184,565	378,146	18,381	2,355,372	35,541

Net increase (decrease) in contract owners’ equity resulting from operations	$257,457	6,175,205	210,006	223,385,198	4,040,035	590,674	37,592,408	181,088

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SASP5I	DAVVL	DWVEMS	DWVSVS	DFVEA	DFVGMI	DFVIPS	DFVIS
Reinvested dividends	$1,222,233	34,553	4,086	131,911	212	1,871	329,275	528
Mortality and expense risk charges (note 3)	(111,501)	(8,616)	(13,933)	(37,671)	7	-	(8,743)	58

Net investment income (loss)	1,110,732	25,937	(9,847)	94,240	219	1,871	320,532	586

Realized gain (loss) on investments	13,484,131	20,484	212,651	468,623	10	29,814	391,380	2,288
Change in unrealized gain (loss) on investments	8,692,198	(120,376)	(459,597)	5,294,472	(250)	(15,721)	(419,417)	(1,442)

Net gain (loss) on investments	22,176,329	(99,892)	(246,946)	5,763,095	(240)	14,093	(28,037)	846

Reinvested capital gains	-	940,900	32,690	-	499	4,194	59,140	1,423

Net increase (decrease) in contract owners’ equity resulting from operations	$23,287,061	866,945	(224,103)	5,857,335	478	20,158	351,635	2,855

Investment Activity*:	DFVIV	DFVULV	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB
Reinvested dividends	$2,957	218,598	70,594	4,760	404	1,160	867,681	588,237
Mortality and expense risk charges (note 3)	115	(15,159)	(4,916)	-	(44)	(142)	(54,180)	(10,604)

Net investment income (loss)	3,072	203,439	65,678	4,760	360	1,018	813,501	577,633

Realized gain (loss) on investments	100	399,440	397,282	3,212	1,248	(301)	(75,002)	(20,283)
Change in unrealized gain (loss) on investments	5,437	2,241,006	182,547	10,717	4,634	33,386	244,724	(1,110,711)

Net gain (loss) on investments	5,537	2,640,446	579,829	13,929	5,882	33,085	169,722	(1,130,994)

Reinvested capital gains	-	-	354,548	2,879	-	-	-	204,023

Net increase (decrease) in contract owners’ equity resulting from operations	$8,609	2,843,885	1,000,055	21,568	6,242	34,103	983,223	(349,338)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVU2	FVUS2	FCS	FEIS	FEMS	FF05S	FF10S	FF15S
Reinvested dividends	$14,264	37,083	20,405	1,239,844	292,238	5,741	34,005	95,008
Mortality and expense risk charges (note 3)	-	(533)	(70,567)	(21,633)	(21,881)	(1,090)	(604)	(10,158)

Net investment income (loss)	14,264	36,550	(50,162)	1,218,211	270,357	4,651	33,401	84,850

Realized gain (loss) on investments	10,136	(37,733)	1,645,499	532,657	1,621,029	119,121	111,893	242,684
Change in unrealized gain (loss) on investments	116,952	(32,383)	3,651,184	5,377,801	(3,997,223)	(123,692)	(62,820)	(33,971)

Net gain (loss) on investments	127,088	(70,116)	5,296,683	5,910,458	(2,376,194)	(4,571)	49,073	208,713

Reinvested capital gains	-	-	5,654,539	7,698,676	1,575,640	33,350	124,989	359,846

Net increase (decrease) in contract owners’ equity resulting from operations	$141,352	(33,566)	10,901,060	14,827,345	(530,197)	33,430	207,463	653,409

Investment Activity*:	FF20S	FF25S	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S
Reinvested dividends	$321,241	394,571	602,373	82,506	255,716	11,216	18,415	4,052
Mortality and expense risk charges (note 3)	(32,276)	(63,474)	(70,212)	(15,737)	(51,241)	(1,978)	(4,060)	(7)

Net investment income (loss)	288,965	331,097	532,161	66,769	204,475	9,238	14,355	4,045

Realized gain (loss) on investments	528,716	1,407,439	1,384,536	769,668	996,468	122,767	280,649	8,873
Change in unrealized gain (loss) on investments	424,339	831,155	2,268,920	(482)	2,147,681	(12,845)	(13,987)	(454)

Net gain (loss) on investments	953,055	2,238,594	3,653,456	769,186	3,144,149	109,922	266,662	8,419

Reinvested capital gains	1,618,273	1,338,925	2,348,521	298,533	1,183,609	37,355	79,700	10,490

Net increase (decrease) in contract owners’ equity resulting from operations	$2,860,293	3,908,616	6,534,138	1,134,488	4,532,233	156,515	360,717	22,954

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FF60S	FF65S	FFINS	FGOS	FGS	FHIS	FIGBS	FIP
Reinvested dividends	$8,233	84	13,447	-	-	581,445	3,426,790	34,165
Mortality and expense risk charges (note 3)	630	(4)	(2,050)	(658)	(111,351)	(7,738)	(236,079)	1,774

Net investment income (loss)	8,863	80	11,397	(658)	(111,351)	573,707	3,190,711	35,939

Realized gain (loss) on investments	103,877	3	68,207	57,415	10,402,821	56,964	1,929,035	867,252
Change in unrealized gain (loss) on investments	(33,637)	(30)	(65,897)	(39,529)	(10,894,492)	(153,156)	(11,501,719)	136,820

Net gain (loss) on investments	70,240	(27)	2,310	17,886	(491,671)	(96,192)	(9,572,684)	1,004,072

Reinvested capital gains	25,591	248	35,799	57,485	36,656,365	-	4,754,427	14,430

Net increase (decrease) in contract owners’ equity resulting from operations	$104,694	301	49,506	74,713	36,053,343	477,515	(1,627,546)	1,054,441

Investment Activity*:	FMCS	FMMP	FNRS2	FOS	FRESS	FVBIS	FVEMIS	FVIIS
Reinvested dividends	$198,744	632	105,520	96,757	27,929	37	6	66
Mortality and expense risk charges (note 3)	(14,338)	(8,106)	-	(2,001)	(4,593)	2	-	3

Net investment income (loss)	184,406	(7,474)	105,520	94,756	23,336	39	6	69

Realized gain (loss) on investments	1,163,451	-	(637,658)	420,031	366,270	-	-	3
Change in unrealized gain (loss) on investments	1,018,978	-	2,201,958	1,664,319	851,894	(45)	(16)	(95)

Net gain (loss) on investments	2,182,429	-	1,564,300	2,084,350	1,218,164	(45)	(16)	(92)

Reinvested capital gains	6,212,545	-	-	1,626,960	15,880	-	27	3

Net increase (decrease) in contract owners’ equity resulting from operations	$8,579,380	(7,474)	1,669,820	3,806,066	1,257,380	(6)	17	(20)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVMIS	FVSS	FTVDM2	FTVFA2	FTVGB1	FTVGI2	FTVIS2	FTVMD2
Reinvested dividends	$2,271	57,477	33,222	10,974	-	-	254,334	15,216
Mortality and expense risk charges (note 3)	339	-	-	-	(24,690)	(85)	-	(1,068)

Net investment income (loss)	2,610	57,477	33,222	10,974	(24,690)	(85)	254,334	14,148

Realized gain (loss) on investments	661	116,847	135,795	(7,206)	(1,190,184)	(180,514)	(17,492)	75,057
Change in unrealized gain (loss) on investments	50,644	563,131	(460,234)	67,049	533,985	(92,425)	598,720	11,979

Net gain (loss) on investments	51,305	679,978	(324,439)	59,843	(656,199)	(272,939)	581,228	87,036

Reinvested capital gains	1,651	338,787	76,138	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,566	1,076,242	(215,079)	70,817	(680,889)	(273,024)	835,562	101,184

Investment Activity*:	FTVRDI	FTVSV2	FTVSVI	TIF	TIF2	GVCSE	GVGMNS	GVGOPS
Reinvested dividends	$199,452	109,612	131,830	16,419	219,358	7,594	-	-
Mortality and expense risk charges (note 3)	-	(16,603)	-	-	(13,683)	(1,485)	-	(2,595)

Net investment income (loss)	199,452	93,009	131,830	16,419	205,675	6,109	-	(2,595)

Realized gain (loss) on investments	5,899,200	108,862	(151,111)	(5,517)	(198,902)	230,958	128	49,690
Change in unrealized gain (loss) on investments	(2,313,719)	1,624,580	2,231,015	24,071	489,868	(244,560)	155	(140,476)

Net gain (loss) on investments	3,585,481	1,733,442	2,079,904	18,554	290,966	(13,602)	283	(90,786)

Reinvested capital gains	603,831	290,242	294,019	-	-	358,215	3,489	233,389

Net increase (decrease) in contract owners’ equity resulting from operations	$4,388,764	2,116,693	2,505,753	34,973	496,641	350,722	3,772	140,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVMCE	GVMSAS	RVARS	ACEG	ACGI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$50,889	265	-	-	72,805	34,976	513,225	1,470
Mortality and expense risk charges (note 3)	(22,345)	-	-	-	(7,465)	(1,204)	(78,263)	(124)

Net investment income (loss)	28,544	265	-	-	65,340	33,772	434,962	1,346

Realized gain (loss) on investments	1,441,873	211	29,623	160,858	149,345	86,322	831,624	(1,307)
Change in unrealized gain (loss) on investments	(13,700)	75	(2,048)	(162,956)	1,231,503	(88,672)	(1,873,336)	64,422

Net gain (loss) on investments	1,428,173	286	27,575	(2,098)	1,380,848	(2,350)	(1,041,712)	63,115

Reinvested capital gains	1,497,617	-	9,100	325,205	-	-	2,710,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,954,334	551	36,675	323,107	1,446,188	31,422	2,103,668	64,461

Investment Activity*:	AVSCE	IVBRA1	MSVMV	OVAG	OVGI	OVGR	OVGS	OVIG
Reinvested dividends	$324	57,506	-	-	307,983	-	-	-
Mortality and expense risk charges (note 3)	(463)	-	-	(11,517)	(15,946)	(18,685)	(83,070)	(40,455)

Net investment income (loss)	(139)	57,506	-	(11,517)	292,037	(18,685)	(83,070)	(40,455)

Realized gain (loss) on investments	44,076	(14,598)	-	2,541,572	9,983,019	557,915	5,388,294	720,854
Change in unrealized gain (loss) on investments	(23,927)	51,695	1	774,778	(2,009,916)	1,544,603	3,783,677	(627,610)

Net gain (loss) on investments	20,149	37,097	1	3,316,350	7,973,103	2,102,518	9,171,971	93,244

Reinvested capital gains	10,251	57,281	-	5,758,027	2,510,681	786,162	5,235,044	2,153,098

Net increase (decrease) in contract owners’ equity resulting from operations	$30,261	151,884	1	9,062,860	10,775,821	2,869,995	14,323,945	2,205,887

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVSB	OVSC	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP
Reinvested dividends	$828,921	35,137	113,079	-	800,487	-	64,713	-
Mortality and expense risk charges (note 3)	-	(1,671)	(1,149)	(5,089)	(27,617)	(8,807)	(8,485)	(3,508)

Net investment income (loss)	828,921	33,466	111,930	(5,089)	772,870	(8,807)	56,228	(3,508)

Realized gain (loss) on investments	(173,739)	191,845	211,627	90,497	(22,867)	662,729	271,644	1,991,293
Change in unrealized gain (loss) on investments	(1,283,366)	963,241	(347,500)	921,446	54,813	(426,040)	2,171,906	(3,605,574)

Net gain (loss) on investments	(1,457,105)	1,155,086	(135,873)	1,011,943	31,946	236,689	2,443,550	(1,614,281)

Reinvested capital gains	-	590,907	729,540	575,356	-	814,415	108,801	2,955,121

Net increase (decrease) in contract owners’ equity resulting from operations	$(628,184)	1,779,459	705,597	1,582,210	804,816	1,042,297	2,608,579	1,337,332

Investment Activity*:	JPMMV1	JPSCE1	JABS	JACAS	JAEI	JAFBS	JAGTS	JAIGS
Reinvested dividends	$489,022	4,348	315,366	-	5,131	124,986	52,232	266,177
Mortality and expense risk charges (note 3)	(92,032)	(1,945)	(67,643)	(19,845)	-	(9,069)	(17,857)	(8,461)

Net investment income (loss)	396,990	2,403	247,723	(19,845)	5,131	115,917	34,375	257,716

Realized gain (loss) on investments	1,071,215	31,175	2,135,261	4,338,655	317,758	76,281	3,759,360	151,076
Change in unrealized gain (loss) on investments	8,977,004	87,583	4,447,803	1,123,815	(135,271)	(464,291)	(2,392,006)	2,712,253

Net gain (loss) on investments	10,048,219	118,758	6,583,064	5,462,470	182,487	(388,010)	1,367,354	2,863,329

Reinvested capital gains	2,693,823	21,015	347,269	9,069,454	135,391	184,336	5,988,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,139,032	142,176	7,178,056	14,512,079	323,009	(87,757)	7,390,426	3,121,045

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JAMGS	JAMVS	LZREMS	SBVSG	BNCAI	LOVBD	LOVMCV	LOVSDC
Reinvested dividends	$105,147	2,848	256,080	-	-	132,320	-	512,004
Mortality and expense risk charges (note 3)	(70,011)	(1,872)	(21,617)	(52,867)	(11,770)	(7,857)	-	(41,237)

Net investment income (loss)	35,136	976	234,463	(52,867)	(11,770)	124,463	-	470,767

Realized gain (loss) on investments	2,284,029	222	559,279	3,930,858	525,259	58,131	254	50,245
Change in unrealized gain (loss) on investments	255,722	157,421	(36,084)	(3,994,978)	544,970	(122,970)	(166)	(405,229)

Net gain (loss) on investments	2,539,751	157,643	523,195	(64,120)	1,070,229	(64,839)	88	(354,984)

Reinvested capital gains	3,966,351	-	-	3,547,967	164,749	70,004	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,541,238	158,619	757,658	3,430,980	1,223,208	129,628	89	115,783

Investment Activity*:	LOVTRC	MNVFRS	MEGSS	MMCGSC	MNDIC	MNDSC	MV2EEI	MV2EES
Reinvested dividends	$412,685	1,330	-	-	-	-	-	381
Mortality and expense risk charges (note 3)	(60,185)	(91)	(1)	(2,790)	-	2,399	-	(124)

Net investment income (loss)	352,500	1,239	(1)	(2,790)	-	2,399	-	257

Realized gain (loss) on investments	895,562	16	-	127,270	228,062	121,616	-	(1,032)
Change in unrealized gain (loss) on investments	(1,576,908)	222	(70)	(376,329)	(510,786)	(912,775)	(46)	(18,115)

Net gain (loss) on investments	(681,346)	238	(70)	(249,059)	(282,724)	(791,159)	(46)	(19,147)

Reinvested capital gains	182,846	-	-	565,922	337,501	850,045	-	12

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,000)	1,477	(71)	314,073	54,777	61,285	(46)	(18,878)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MV2IGI	MV2RIS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC
Reinvested dividends	$12,822	271,843	1,433	13,136	18,983	154,433	1,304,705	2,459
Mortality and expense risk charges (note 3)	-	(41,380)	-	(2,864)	(3,784)	-	(205,397)	-

Net investment income (loss)	12,822	230,463	1,433	10,272	15,199	154,433	1,099,308	2,459

Realized gain (loss) on investments	223,257	93,491	3,861	239,700	105,789	278,682	2,479,658	20,239
Change in unrealized gain (loss) on investments	283,060	1,883,975	17,282	147,691	253,270	1,926,819	17,871,954	(3,274)

Net gain (loss) on investments	506,317	1,977,466	21,143	387,391	359,059	2,205,501	20,351,612	16,965

Reinvested capital gains	682,843	1,955,689	1,214	12,619	144,494	257,172	2,564,489	20,052

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,982	4,163,618	23,790	410,282	518,752	2,617,106	24,015,409	39,476

Investment Activity*:	MVIVSC	MVRBSS	MSEM	MSVEG	MSVFI	MSVMG	MSVRE	VKVGR2
Reinvested dividends	$154,191	102,387	398,770	-	103,286	-	116,013	121,092
Mortality and expense risk charges (note 3)	(190,824)	(4,404)	(6,811)	(21,075)	-	(6,456)	(8,134)	(9,285)

Net investment income (loss)	(36,633)	97,983	391,959	(21,075)	103,286	(6,456)	107,879	111,807

Realized gain (loss) on investments	6,735,502	11,766	(96,863)	3,066,281	13,158	487,778	(231,460)	(213,682)
Change in unrealized gain (loss) on investments	1,355,310	(147,647)	(464,378)	(7,614,631)	(297,032)	(2,728,875)	2,057,854	1,090,999

Net gain (loss) on investments	8,090,812	(135,881)	(561,241)	(4,548,350)	(283,874)	(2,241,097)	1,826,394	877,317

Reinvested capital gains	2,989,831	304	-	4,362,340	171,190	1,753,317	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,044,010	(37,594)	(169,282)	(207,085)	(9,398)	(494,236)	1,934,273	989,124

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$10,019	206,842	1,947,986	141,441	466,866	150,662	36,278	-
Mortality and expense risk charges (note 3)	-	(2,773)	(131,994)	(6,839)	(11,339)	-	-	-

Net investment income (loss)	10,019	204,069	1,815,992	134,602	455,527	150,662	36,278	-

Realized gain (loss) on investments	107	900,887	999,579	651,392	519,102	163,570	36,225	599,985
Change in unrealized gain (loss) on investments	(10,394)	1,557,484	(5,469,353)	(1,847,844)	1,075,057	1,414,573	(95,926)	812,775

Net gain (loss) on investments	(10,287)	2,458,371	(4,469,774)	(1,196,452)	1,594,159	1,578,143	(59,701)	1,412,760

Reinvested capital gains	1,217	161,825	-	-	-	82,456	10,096	311,933

Net increase (decrease) in contract owners’ equity resulting from operations	$949	2,824,265	(2,653,782)	(1,061,850)	2,049,686	1,811,261	(13,327)	1,724,693

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$63,280	-	198,529	52,568	346,191	67,148	41,240	158,072
Mortality and expense risk charges (note 3)	-	-	(75,892)	(21,482)	-	(49,024)	(17,387)	(45,039)

Net investment income (loss)	63,280	-	122,637	31,086	346,191	18,124	23,853	113,033

Realized gain (loss) on investments	132,370	906,411	2,350,886	385,696	518,186	722,024	243,733	756,145
Change in unrealized gain (loss) on investments	878,649	2,865,681	11,331,707	952,743	2,747,935	5,478,546	104,688	6,266,233

Net gain (loss) on investments	1,011,019	3,772,092	13,682,593	1,338,439	3,266,121	6,200,570	348,421	7,022,378

Reinvested capital gains	109,410	354,169	1,918,642	215,221	111,702	865,707	110,760	945,175

Net increase (decrease) in contract owners’ equity resulting from operations	$1,183,709	4,126,261	15,723,872	1,584,746	3,724,014	7,084,401	483,034	8,080,586

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI
Reinvested dividends	$106,958	1,073,080	1,315	43	1,701,834	610,262	497	68
Mortality and expense risk charges (note 3)	-	(24,551)	-	-	(182,471)	(3,564)	-	-

Net investment income (loss)	106,958	1,048,529	1,315	43	1,519,363	606,698	497	68

Realized gain (loss) on investments	70,451	(24,096)	6,403	57	1,777,391	25,811	1,341	26
Change in unrealized gain (loss) on investments	207,293	30,163	15,686	411	23,298,739	(91,741)	17,010	1,877

Net gain (loss) on investments	277,744	6,067	22,089	468	25,076,130	(65,930)	18,351	1,903

Reinvested capital gains	-	-	11,314	231	2,432,651	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$384,702	1,054,596	34,718	742	29,028,144	540,768	18,848	1,971

Investment Activity*:	NJMMA2	NJMMAY	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$-	19,472	485,719	346,677	4,732,037	52,844	12,449	8,472
Mortality and expense risk charges (note 3)	(10)	2,241	-	(11,456)	(286,921)	-	141	(1,820)

Net investment income (loss)	(10)	21,713	485,719	335,221	4,445,116	52,844	12,590	6,652

Realized gain (loss) on investments	1,505	432	517,113	927,611	11,369,391	60,382	13,140	106,458
Change in unrealized gain (loss) on investments	(1,559)	11,036	10,465,218	5,729,585	(21,291,810)	(232,805)	623,058	40,250

Net gain (loss) on investments	(54)	11,468	10,982,331	6,657,196	(9,922,419)	(172,423)	636,198	146,708

Reinvested capital gains	-	28,379	-	-	884,372	80,805	-	8,833

Net increase (decrease) in contract owners’ equity resulting from operations	$(64)	61,560	11,468,050	6,992,417	(4,592,931)	(38,774)	648,788	162,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP
Reinvested dividends	$22,184	5,688	28,324	7,007	17,834	4,025	1,252	724
Mortality and expense risk charges (note 3)	(1,588)	(119)	(3,978)	(388)	(1,738)	-	-	-

Net investment income (loss)	20,596	5,569	24,346	6,619	16,096	4,025	1,252	724

Realized gain (loss) on investments	(83,720)	182,043	(55,674)	201,672	170,035	27,209	16,192	1,782
Change in unrealized gain (loss) on investments	1,479,292	(3,944)	1,212,242	458,561	511,459	106,762	58,657	16,221

Net gain (loss) on investments	1,395,572	178,099	1,156,568	660,233	681,494	133,971	74,849	18,003

Reinvested capital gains	-	566	-	-	-	19,122	11,172	3,012

Net increase (decrease) in contract owners’ equity resulting from operations	$1,416,168	184,234	1,180,914	666,852	697,590	157,118	87,273	21,739

Investment Activity*:	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$1,447	909	13,644	5,351	1,058,810	107,370	90,284	183,866
Mortality and expense risk charges (note 3)	-	-	-	-	(50,656)	-	-	-

Net investment income (loss)	1,447	909	13,644	5,351	1,008,154	107,370	90,284	183,866

Realized gain (loss) on investments	1,841	4,215	21,660	1,735	1,196,262	28,615	101,065	64,063
Change in unrealized gain (loss) on investments	(7,363)	6,225	160,669	18,991	1,274,525	(232,546)	(1,163,532)	282,650

Net gain (loss) on investments	(5,522)	10,440	182,329	20,726	2,470,787	(203,931)	(1,062,467)	346,713

Reinvested capital gains	44	43	37,375	-	-	83,668	766,862	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,031)	11,392	233,348	26,077	3,478,941	(12,893)	(205,321)	530,579

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1
Reinvested dividends	$-	76,726	84,270	94,331	64,064	1,625	1,479,436	404,428
Mortality and expense risk charges (note 3)	(4,823)	(2,441)	(7,509)	-	-	(7)	(2,441)	(17,233)

Net investment income (loss)	(4,823)	74,285	76,761	94,331	64,064	1,618	1,476,995	387,195

Realized gain (loss) on investments	(249,976)	1,800,677	121,464	(607,427)	691,433	5,519	5,127,906	1,320,551
Change in unrealized gain (loss) on investments	3,628,322	(13,522,538)	1,619,759	3,314,227	3,747,059	20,172	51,367,793	12,035,299

Net gain (loss) on investments	3,378,346	(11,721,861)	1,741,223	2,706,800	4,438,492	25,691	56,495,699	13,355,850

Reinvested capital gains	3,475,283	8,510,810	-	-	424,925	22,775	3,897,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,848,806	(3,136,766)	1,817,984	2,801,131	4,927,481	50,084	61,870,163	13,743,045

Investment Activity*:	NVSIX2	NVSIXD	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF
Reinvested dividends	$20,363	302	2,073,296	22,121	21,223	10	63	-
Mortality and expense risk charges (note 3)	(161)	15	(175,771)	-	-	(29)	(388,114)	(29,033)

Net investment income (loss)	20,202	317	1,897,525	22,121	21,223	(19)	(388,051)	(29,033)

Realized gain (loss) on investments	(132,291)	(57)	(186,551)	24,870	(27)	-	-	255,484
Change in unrealized gain (loss) on investments	298,928	(80)	(2,614,329)	(57,708)	65,644	-	-	14,384,031

Net gain (loss) on investments	166,637	(137)	(2,800,880)	(32,838)	65,617	-	-	14,639,515

Reinvested capital gains	37,029	151	-	-	-	-	-	612,629

Net increase (decrease) in contract owners’ equity resulting from operations	$223,868	331	(903,355)	(10,717)	86,840	(19)	(388,051)	15,223,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCGF	SCVF	TRF	AMCG	AMMCGS	AMRI	AMSRS	AMTB
Reinvested dividends	$-	-	398,660	-	-	75	10,678	150,725
Mortality and expense risk charges (note 3)	(23,543)	(17,413)	(441)	(4,715)	-	(1)	(74)	-

Net investment income (loss)	(23,543)	(17,413)	398,219	(4,715)	-	74	10,604	150,725

Realized gain (loss) on investments	1,088,517	(2,193,507)	1,534,412	196,495	77,026	1,200	132,168	31,034
Change in unrealized gain (loss) on investments	(535,436)	14,131,117	5,837,195	(169,672)	(76,578)	3,011	392,070	(164,652)

Net gain (loss) on investments	553,081	11,937,610	7,371,607	26,823	448	4,211	524,238	(133,618)

Reinvested capital gains	3,063,461	-	2,367,715	200,971	135,719	-	54,601	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,592,999	11,920,197	10,137,541	223,079	136,167	4,285	589,443	17,107

Investment Activity*:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$686	527	1,603	608,316	90,753	4,572	42,696	42,905
Mortality and expense risk charges (note 3)	-	-	-	(5,359)	(1,384)	(416)	(1,959)	(1,955)

Net investment income (loss)	686	527	1,603	602,957	89,369	4,156	40,737	40,950

Realized gain (loss) on investments	178	383	1,193	124,405	1,243	(1,510)	3,967	2,102
Change in unrealized gain (loss) on investments	4,163	5,347	13,038	64,073	(215,883)	(11,045)	(95,703)	(10,821)

Net gain (loss) on investments	4,341	5,730	14,231	188,478	(214,640)	(12,555)	(91,736)	(8,719)

Reinvested capital gains	-	-	-	-	2,631	2,370	13,166	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,027	6,257	15,834	791,435	(122,640)	(6,029)	(37,833)	32,231

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVEIB	PVGOB	PVTIGB
Reinvested dividends	$232,876	288,239	2,581,529	14,245	1,351,782	23,201	-	15,611
Mortality and expense risk charges (note 3)	(74,111)	(4,828)	(93,864)	-	(99,782)	-	-	-

Net investment income (loss)	158,765	283,411	2,487,665	14,245	1,252,000	23,201	-	15,611

Realized gain (loss) on investments	274,555	(1,442,857)	1,353,199	1,423	539,146	65,639	160,957	63,824
Change in unrealized gain (loss) on investments	(918,262)	(3,632,420)	(1,094,737)	46,663	(5,995,103)	330,044	228,406	(28,479)

Net gain (loss) on investments	(643,707)	(5,075,277)	258,462	48,086	(5,455,957)	395,683	389,363	35,345

Reinvested capital gains	-	3,872,848	-	-	3,096,370	72,232	340,268	48,141

Net increase (decrease) in contract owners’ equity resulting from operations	$(484,942)	(919,018)	2,746,127	62,331	(1,107,587)	491,116	729,631	99,097

Investment Activity*:	PVTSCB	ROCMC	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1
Reinvested dividends	$9,734	-	-	288,038	-	301,674	-	-
Mortality and expense risk charges (note 3)	(3,134)	(3,341)	(217,578)	(35,659)	-	(50,129)	(85,682)	(124,652)

Net investment income (loss)	6,600	(3,341)	(217,578)	252,379	-	251,545	(85,682)	(124,652)

Realized gain (loss) on investments	260,852	402,195	10,631,845	759,622	1,455,575	51,120	1,251,009	6,777,207
Change in unrealized gain (loss) on investments	157,414	212,261	(3,917,728)	2,257,910	(600,549)	(538,642)	(615,316)	(7,584,167)

Net gain (loss) on investments	418,266	614,456	6,714,117	3,017,532	855,026	(487,522)	635,693	(806,960)

Reinvested capital gains	-	127,656	14,805,065	1,511,862	1,012,908	162,765	4,569,891	16,093,220

Net increase (decrease) in contract owners’ equity resulting from operations	$424,866	738,771	21,301,604	4,781,773	1,867,934	(73,212)	5,119,902	15,161,608

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TRPSB1	VWEM	VWHA	VVB	VVCG	VVEI	VVEIX	VVG
Reinvested dividends	$84,834	104,639	80,764	273,918	192,915	3,930	1,278	63
Mortality and expense risk charges (note 3)	(9,763)	(7,591)	(22,213)	(18,062)	(26,731)	803	295	720

Net investment income (loss)	75,071	97,048	58,551	255,856	166,184	4,733	1,573	783

Realized gain (loss) on investments	504,897	704,198	1,550,409	346,510	1,606,312	20,745	4,013	(2,890)
Change in unrealized gain (loss) on investments	(612,379)	(2,222,048)	1,413,923	1,600,428	975,913	48,987	17,454	20,545

Net gain (loss) on investments	(107,482)	(1,517,850)	2,964,332	1,946,938	2,582,225	69,732	21,467	17,655

Reinvested capital gains	849,334	255,524	-	760,154	1,348,197	3,629	3,818	16,637

Net increase (decrease) in contract owners’ equity resulting from operations	$816,923	(1,165,278)	3,022,883	2,962,948	4,096,606	78,094	26,858	35,075

Investment Activity*:	VVGBI	VVHGB	VVI	VVMCI	VVREI	VVSCG	VVSTC	VVTISI
Reinvested dividends	$-	1,246,530	52,297	343,134	62,872	36,643	621	359,209
Mortality and expense risk charges (note 3)	-	(74,804)	(20,969)	(37,705)	(2,937)	(11,704)	123	(24,161)

Net investment income (loss)	-	1,171,726	31,328	305,429	59,935	24,939	744	335,048

Realized gain (loss) on investments	11	470,830	1,836,142	1,158,246	198,059	190,300	13	967,711
Change in unrealized gain (loss) on investments	367	(3,223,657)	(3,425,433)	3,301,844	662,183	532,363	(1,244)	152,109

Net gain (loss) on investments	378	(2,752,827)	(1,589,291)	4,460,090	860,242	722,663	(1,231)	1,119,820

Reinvested capital gains	-	499,861	1,314,958	2,047,804	83,192	468,789	153	171,059

Net increase (decrease) in contract owners’ equity resulting from operations	$378	(1,081,240)	(243,005)	6,813,323	1,003,369	1,216,391	(334)	1,625,927

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVTSM	VRVDRI	SVDF	SVOF	WFVSCG	AVBVI
Reinvested dividends	$-	36,463	-	3,881	-	-
Mortality and expense risk charges (note 3)	-	(4,335)	(21,623)	(12,802)	(13,874)	-

Net investment income (loss)	-	32,128	(21,623)	(8,921)	(13,874)	-

Realized gain (loss) on investments	135	276,755	3,377,567	81,058	682,025	4
Change in unrealized gain (loss) on investments	8,419	823,933	(7,183,051)	1,487,437	(1,159,209)	(1)

Net gain (loss) on investments	8,554	1,100,688	(3,805,484)	1,568,495	(477,184)	3

Reinvested capital gains	-	65,197	2,294,617	467,665	1,195,675	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,554	1,198,013	(1,532,490)	2,027,239	704,617	3

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVGIA		ALVIVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$60,203,178	70,151,341	536	378	210,460	340,959	63,866	61,912
Realized gain (loss) on investments	235,096,570	60,011,207	277	790	806,755	(2,578,599)	187,288	(89,796)
Change in unrealized gain (loss) on investments	329,284,242	434,974,239	1,640	-	6,143,442	1,024,105	188,266	163,706
Reinvested capital gains	297,041,844	233,748,104	-	-	-	1,297,893	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	921,625,834	798,884,891	2,453	1,168	7,160,657	84,358	439,420	135,822

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	203,186,359	194,912,481	3,197	325	1,322,224	1,119,299	54,144	35,997
Transfers between funds	-	(1)	-	-	959,032	(2,812,639)	10,831	108,629
Surrenders (notes 3, 4, 5, 6 and 7)	(367,187,785)	(379,042,006)	(208)	(5,277)	(2,760,109)	(1,742,971)	(46,650)	(92,174)
Adjustments to maintain reserves	(1,628,299)	1,009,067	10	(11)	(136)	128	13	24

Net equity transactions	(165,629,725)	(183,120,459)	2,999	(4,963)	(478,989)	(3,436,183)	18,338	52,476

Net change in contract owners’ equity	755,996,109	615,764,432	5,452	(3,795)	6,681,668	(3,351,825)	457,758	188,298
Contract owners’ equity at beginning of period	6,235,548,205	5,619,783,773	23,119	26,914	25,991,257	29,343,082	3,894,256	3,705,958

Contract owners’ equity at end of period	$6,991,544,314	6,235,548,205	28,571	23,119	32,672,925	25,991,257	4,352,014	3,894,256

CHANGE IN UNITS:
Beginning units	244,148,305	240,528,766	1,452	1,774	577,227	670,740	393,562	383,564
Units purchased	72,381,602	59,845,545	333	95	78,195	109,716	61,989	52,726
Units surrendered	(75,732,008)	(56,226,006)	(150)	(417)	(88,419)	(203,229)	(59,973)	(42,728)

Ending units	240,797,899	244,148,305	1,635	1,452	567,003	577,227	395,578	393,562

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVIVB		ALVSVA		ACVCA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,099	283	137,002	120,535	(1,884)	(1,582)	971	8,191
Realized gain (loss) on investments	26	(1,482)	373,043	(564,331)	169,604	77,352	79,717	(26,376)
Change in unrealized gain (loss) on investments	(3,418)	(1,038)	4,630,224	417,255	(183,507)	133,874	44,818	392,493
Reinvested capital gains	-	-	-	586,193	111,837	80,548	60,138	31,603

Net increase (decrease) in contract owners’ equity resulting from operations	(293)	(2,237)	5,140,269	559,652	96,050	290,192	185,644	405,911

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	103,964	5,449	362,785	66,065	970	(5,128)	28,270	(18,691)
Transfers between funds	138,477	41,046	(458,249)	382,990	(137,897)	(138,077)	(136,732)	(187,731)
Surrenders (notes 3, 4, 5, 6 and 7)	293	(73,021)	(606,628)	(403,926)	(18,609)	(139,620)	(46,524)	(184,062)
Adjustments to maintain reserves	3	(3)	(27)	5,235	12	19	(18,460)	3,812

Net equity transactions	242,737	(26,529)	(702,119)	50,364	(155,524)	(282,806)	(173,446)	(386,672)

Net change in contract owners’ equity	242,444	(28,766)	4,438,150	610,016	(59,474)	7,386	12,198	19,239
Contract owners’ equity at beginning of period	-	28,766	14,255,486	13,645,470	878,528	871,142	2,289,880	2,270,641

Contract owners’ equity at end of period	$242,444	-	18,693,636	14,255,486	819,054	878,528	2,302,078	2,289,880

CHANGE IN UNITS:
Beginning units	-	2,377	260,145	256,880	34,278	48,363	77,571	97,122
Units purchased	17,721	2,948	38,996	27,210	37	4,850	12,780	14,344
Units surrendered	(40)	(5,325)	(48,898)	(23,945)	(5,483)	(18,935)	(22,024)	(33,895)

Ending units	17,681	-	250,243	260,145	28,832	34,278	68,327	77,571

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP1		ACVIP2		ACVMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$258,527	375,123	1,120,294	364,975	249,796	102,686	122,718	160,383
Realized gain (loss) on investments	507,822	1,035,003	918,158	432,059	95,653	35,286	221,178	(866,012)
Change in unrealized gain (loss) on investments	751,954	(635,925)	132,453	1,568,930	143,830	564,246	1,947,692	665,420
Reinvested capital gains	3,507,628	1,057,848	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,025,931	1,832,049	2,170,905	2,365,964	489,279	702,218	2,291,588	(40,209)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	438,003	274,694	433,247	813,056	244,669	173,034	893,276	1,255,586
Transfers between funds	(31,470)	(1,367,905)	6,956,731	1,024,857	512,864	(519,248)	(100,114)	(1,342,300)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,463,174)	(1,465,867)	(1,006,183)	(1,414,657)	(553,669)	(470,555)	(1,509,790)	(2,049,532)
Adjustments to maintain reserves	(245)	10	(9)	19	(13)	(42)	12	3

Net equity transactions	(1,056,886)	(2,559,068)	6,383,786	423,275	203,851	(816,811)	(716,616)	(2,136,243)

Net change in contract owners’ equity	3,969,045	(727,019)	8,554,691	2,789,239	693,130	(114,593)	1,574,972	(2,176,452)
Contract owners’ equity at beginning of period	21,566,529	22,293,548	27,669,630	24,880,391	7,576,124	7,690,717	10,195,136	12,371,588

Contract owners’ equity at end of period	$25,535,574	21,566,529	36,224,321	27,669,630	8,269,254	7,576,124	11,770,108	10,195,136

CHANGE IN UNITS:
Beginning units	482,447	571,931	2,375,089	2,341,496	387,823	431,303	244,359	301,093
Units purchased	48,751	38,680	1,139,374	530,178	52,980	17,209	16,412	37,196
Units surrendered	(70,388)	(128,164)	(597,086)	(496,585)	(42,467)	(60,689)	(31,496)	(93,930)

Ending units	460,810	482,447	2,917,377	2,375,089	398,336	387,823	229,275	244,359

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		AMVAA2		AMVBD2		AMVGB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$258,024	283,177	210,759	185,519	784,340	1,178,742	72,091	28,469
Realized gain (loss) on investments	1,032,507	(689,206)	781,671	(109,896)	25,118	194,143	20,671	13,003
Change in unrealized gain (loss) on investments	2,007,980	(365,047)	570,724	1,175,357	(3,494,392)	3,675,400	(369,766)	117,668
Reinvested capital gains	-	375,258	505,719	56,537	2,433,284	573,430	88,775	4,294

Net increase (decrease) in contract owners’ equity resulting from operations	3,298,511	(395,818)	2,068,873	1,307,517	(251,650)	5,621,715	(188,229)	163,434

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	301,910	212,654	859,834	1,716,236	(129)	773	203,669	934,389
Transfers between funds	253,719	(8,185,957)	249,117	(1,655,768)	(3,454)	(14,378,239)	1,811,773	1,876,911
Surrenders (notes 3, 4, 5, 6 and 7)	(1,337,246)	(2,234,718)	(1,959,435)	(1,703,903)	(716,312)	(855,558)	(61,769)	(22,830)
Adjustments to maintain reserves	(2,674)	(539)	31	(21)	20	1	9	3

Net equity transactions	(784,291)	(10,208,560)	(850,453)	(1,643,456)	(719,875)	(15,233,023)	1,953,682	2,788,473

Net change in contract owners’ equity	2,514,220	(10,604,378)	1,218,420	(335,939)	(971,525)	(9,611,308)	1,765,453	2,951,907
Contract owners’ equity at beginning of period	13,921,528	24,525,906	13,753,760	14,089,699	60,963,144	70,574,452	2,951,907	-

Contract owners’ equity at end of period	$16,435,748	13,921,528	14,972,180	13,753,760	59,991,619	60,963,144	4,717,360	2,951,907

CHANGE IN UNITS:
Beginning units	297,613	522,839	573,430	662,559	3,852,883	4,889,291	255,848	-
Units purchased	62,144	36,649	86,612	178,271	3	4,371	192,037	262,259
Units surrendered	(85,304)	(261,875)	(117,518)	(267,400)	(45,863)	(1,040,779)	(17,091)	(6,411)

Ending units	274,453	297,613	542,524	573,430	3,807,023	3,852,883	430,794	255,848

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGI2		AMVGR2		AMVGS2		AMVI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,244	11,686	26,330	42,609	(6,563)	(908)	669,186	124,699
Realized gain (loss) on investments	8,496	(5,116)	5,134,409	1,914,347	199,327	115,145	1,344,700	(674,497)
Change in unrealized gain (loss) on investments	255,594	127,045	(1,473,104)	14,448,815	(91,109)	334,781	(2,442,825)	4,472,413
Reinvested capital gains	13,545	2,516	6,604,178	901,275	77,688	160,861	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	297,879	136,131	10,291,813	17,307,046	179,343	609,879	(428,939)	3,922,615

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	165,612	943,690	1,750,350	2,173,771	388,098	232,694	1,237,665	1,987,333
Transfers between funds	(674)	90,414	(4,129,462)	(1,561,048)	225,794	(35,913)	(1,197,394)	(2,491,677)
Surrenders (notes 3, 4, 5, 6 and 7)	(17,972)	(7,108)	(1,159,281)	(1,407,744)	(65,445)	(678,601)	(1,375,845)	(1,204,532)
Adjustments to maintain reserves	3	(2)	(130)	131	(8)	13	(46)	70

Net equity transactions	146,969	1,026,994	(3,538,523)	(794,890)	548,439	(481,807)	(1,335,620)	(1,708,806)

Net change in contract owners’ equity	444,848	1,163,125	6,753,290	16,512,156	727,782	128,072	(1,764,559)	2,213,809
Contract owners’ equity at beginning of period	1,169,808	6,683	49,555,520	33,043,364	2,794,726	2,666,654	29,888,214	27,674,405

Contract owners’ equity at end of period	$1,614,656	1,169,808	56,308,810	49,555,520	3,522,508	2,794,726	28,123,655	29,888,214

CHANGE IN UNITS:
Beginning units	93,725	609	1,151,502	1,167,629	117,032	144,805	1,744,578	1,839,312
Units purchased	13,317	93,910	289,666	169,703	66,844	40,126	187,471	235,539
Units surrendered	(2,782)	(794)	(370,992)	(185,830)	(45,922)	(67,899)	(264,846)	(330,273)

Ending units	104,260	93,725	1,070,176	1,151,502	137,954	117,032	1,667,203	1,744,578

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW2		PIHYB1		BRVHYI		MLVGA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$367,563	(4,467)	175,661	178,211	964,399	941,504	88,185	110,645
Realized gain (loss) on investments	646,114	(680)	7,202	(91,784)	256,082	(255,147)	367,467	43,866
Change in unrealized gain (loss) on investments	(497,309)	1,355,758	7,951	148,241	(174,243)	490,603	(1,393,089)	1,176,416
Reinvested capital gains	1,539,527	47,453	-	-	65,957	-	1,664,600	521,339

Net increase (decrease) in contract owners’ equity resulting from operations	2,055,895	1,398,064	190,814	234,668	1,112,195	1,176,960	727,163	1,852,266

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	799,276	1,257,274	10,719	11,804	1,077,850	758,946	291,810	319,103
Transfers between funds	2,389,044	37,433,128	(567,023)	504,747	1,680,019	10,148	683,335	185,077
Surrenders (notes 3, 4, 5, 6 and 7)	(686,806)	(327,686)	(119,706)	(147,560)	(1,266,671)	(910,307)	(772,018)	(1,032,212)
Adjustments to maintain reserves	2	24	540	(362)	5,811	31	10	(2)

Net equity transactions	2,501,516	38,362,740	(675,470)	368,629	1,497,009	(141,182)	203,137	(528,034)

Net change in contract owners’ equity	4,557,411	39,760,804	(484,656)	603,297	2,609,204	1,035,778	930,300	1,324,232
Contract owners’ equity at beginning of period	43,742,283	3,981,479	3,991,717	3,388,420	20,708,453	19,672,675	11,095,739	9,771,507

Contract owners’ equity at end of period	$48,299,694	43,742,283	3,507,061	3,991,717	23,317,657	20,708,453	12,026,039	11,095,739

CHANGE IN UNITS:
Beginning units	2,379,885	268,304	112,419	98,275	1,529,229	1,556,089	480,158	509,702
Units purchased	249,156	2,159,972	21,909	58,814	613,820	238,983	80,955	61,808
Units surrendered	(121,948)	(48,391)	(41,008)	(44,670)	(508,902)	(265,843)	(62,501)	(91,352)

Ending units	2,507,093	2,379,885	93,320	112,419	1,634,147	1,529,229	498,612	480,158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MLVLC2		DCAP		DSC		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,214	5,907	98,771	165,797	1,530	6,362	9,273,564	9,944,849
Realized gain (loss) on investments	9,782	(217,305)	7,257,131	(579,817)	18,656	(177,483)	34,184,120	32,544,740
Change in unrealized gain (loss) on investments	(272,988)	214,297	(3,691,031)	3,534,230	189,820	364,623	140,742,949	29,486,305
Reinvested capital gains	508,449	76,680	2,510,334	1,763,790	-	-	39,184,565	44,623,318

Net increase (decrease) in contract owners’ equity resulting from operations	257,457	79,579	6,175,205	4,884,000	210,006	193,502	223,385,198	116,599,212

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	30,258	61,566	417,968	482,830	54,057	65,925	14,364,058	14,397,148
Transfers between funds	(26,176)	(720,618)	(24,862,006)	(1,164,657)	(89,242)	8,030	(18,247,813)	49,231,001
Surrenders (notes 3, 4, 5, 6 and 7)	(52,548)	(214,891)	(1,762,705)	(1,726,316)	(135,064)	(157,061)	(33,261,074)	(38,738,908)
Adjustments to maintain reserves	5	13	519	(88)	(6)	20	(30,772)	5,197

Net equity transactions	(48,461)	(873,930)	(26,206,224)	(2,408,231)	(170,255)	(83,086)	(37,175,601)	24,894,438

Net change in contract owners’ equity	208,996	(794,351)	(20,031,019)	2,475,769	39,751	110,416	186,209,597	141,493,650
Contract owners’ equity at beginning of period	962,124	1,756,475	24,714,500	22,238,731	1,296,751	1,186,335	811,042,302	669,548,652

Contract owners’ equity at end of period	$1,171,120	962,124	4,683,481	24,714,500	1,336,502	1,296,751	997,251,899	811,042,302

CHANGE IN UNITS:
Beginning units	24,912	54,258	436,456	482,959	33,923	37,209	18,895,785	18,394,093
Units purchased	775	5,482	21,273	31,233	988	2,748	1,973,907	3,097,633
Units surrendered	(1,982)	(34,828)	(376,716)	(77,736)	(4,889)	(6,034)	(2,857,622)	(2,595,941)

Ending units	23,705	24,912	81,013	436,456	30,022	33,923	18,012,070	18,895,785

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVMCS		DVSCS		CVSPIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128,120	145,294	13,286	18,338	912,254	851,525	8,009	8,150
Realized gain (loss) on investments	1,042,273	408,326	370,996	(285,379)	2,807,273	(7,053,976)	111,262	(98,464)
Change in unrealized gain (loss) on investments	2,491,496	2,367,096	188,011	430,357	31,517,509	12,290,864	26,276	29,013
Reinvested capital gains	378,146	158,207	18,381	-	2,355,372	5,773,387	35,541	20,046

Net increase (decrease) in contract owners’ equity resulting from operations	4,040,035	3,078,923	590,674	163,316	37,592,408	11,861,800	181,088	(41,255)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	532,390	554,531	223,085	203,746	2,925,575	2,402,041	13	43
Transfers between funds	(256,685)	28,135	(1,052,960)	(653,769)	(5,475,309)	28,339,874	(74,197)	(689,720)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,869,308)	(1,352,468)	(28,188)	(183,770)	(7,881,584)	(6,120,848)	(65,019)	(330,986)
Adjustments to maintain reserves	(23,643)	4,636	12	58	(278)	(1)	(6)	(26)

Net equity transactions	(1,617,246)	(765,166)	(858,051)	(633,735)	(10,431,596)	24,621,066	(139,209)	(1,020,689)

Net change in contract owners’ equity	2,422,789	2,313,757	(267,377)	(470,419)	27,160,812	36,482,866	41,879	(1,061,944)
Contract owners’ equity at beginning of period	15,685,517	13,371,760	2,744,403	3,214,822	148,133,011	111,650,145	708,700	1,770,644

Contract owners’ equity at end of period	$18,108,306	15,685,517	2,477,026	2,744,403	175,293,823	148,133,011	750,579	708,700

CHANGE IN UNITS:
Beginning units	346,523	366,776	59,486	75,349	3,052,370	2,550,810	32,256	94,734
Units purchased	14,726	25,574	10,953	25,375	444,281	920,370	-	2,622
Units surrendered	(47,498)	(45,827)	(27,829)	(41,238)	(637,408)	(418,810)	(5,595)	(65,100)

Ending units	313,751	346,523	42,610	59,486	2,859,243	3,052,370	26,661	32,256

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SASP5I		DAVVL		DWVEMS		DWVSVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,110,732	757,632	25,937	23,973	(9,847)	15,648	94,240	128,363
Realized gain (loss) on investments	13,484,131	1,516,802	20,484	(533,946)	212,651	267,880	468,623	(2,834,446)
Change in unrealized gain (loss) on investments	8,692,198	15,412,432	(120,376)	854,213	(459,597)	996,980	5,294,472	1,531,979
Reinvested capital gains	-	141,940	940,900	119,331	32,690	100,391	-	890,893

Net increase (decrease) in contract owners’ equity resulting from operations	23,287,061	17,828,806	866,945	463,571	(224,103)	1,380,899	5,857,335	(283,211)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	356,492	185,190	36,842	150,564	254,315	295,200	1,026,676	706,348
Transfers between funds	(6,917,230)	73,263,236	318,932	(449,604)	(41,980)	(372,524)	(756,414)	(900,003)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,407,232)	(3,454,829)	(233,563)	(174,073)	(277,289)	(271,254)	(973,990)	(701,232)
Adjustments to maintain reserves	(142)	3,178	19	21	(19)	12	(17)	199

Net equity transactions	(11,968,112)	69,996,775	122,230	(473,092)	(64,973)	(348,566)	(703,745)	(894,688)

Net change in contract owners’ equity	11,318,949	87,825,581	989,175	(9,521)	(289,076)	1,032,333	5,153,590	(1,177,899)
Contract owners’ equity at beginning of period	87,825,581	-	4,710,531	4,720,052	6,805,948	5,773,615	18,037,109	19,215,008

Contract owners’ equity at end of period	$99,144,530	87,825,581	5,699,706	4,710,531	6,516,872	6,805,948	23,190,699	18,037,109

CHANGE IN UNITS:
Beginning units	7,486,477	-	204,805	229,390	380,522	401,894	896,752	933,346
Units purchased	6,381,651	7,805,810	23,786	34,107	21,667	86,811	116,313	115,986
Units surrendered	(7,304,532)	(319,333)	(17,478)	(58,692)	(25,329)	(108,183)	(151,887)	(152,580)

Ending units	6,563,596	7,486,477	211,113	204,805	376,860	380,522	861,178	896,752

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVEA		DFVGMI		DFVIPS		DFVIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$219	-	1,871	2,138	320,532	69,979	586	480
Realized gain (loss) on investments	10	-	29,814	1,264	391,380	40,183	2,288	22
Change in unrealized gain (loss) on investments	(250)	-	(15,721)	14,023	(419,417)	504,822	(1,442)	4,942
Reinvested capital gains	499	-	4,194	2,312	59,140	42,904	1,423	396

Net increase (decrease) in contract owners’ equity resulting from operations	478	-	20,158	19,737	351,635	657,888	2,855	5,840

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,918	-	1,803	4,100	8,203	14,082	890	348
Transfers between funds	5,452	-	(83,343)	54,224	43,136	3,140,938	(7,221)	18,596
Surrenders (notes 3, 4, 5, 6 and 7)	(142)	-	(782)	(2,723)	(429,368)	(313,073)	(342)	(195)
Adjustments to maintain reserves	(3)	-	3	(8)	2	8	8	(2)

Net equity transactions	10,225	-	(82,319)	55,593	(378,027)	2,841,955	(6,665)	18,747

Net change in contract owners’ equity	10,703	-	(62,161)	75,330	(26,392)	3,499,843	(3,810)	24,587
Contract owners’ equity at beginning of period	-	-	194,578	119,248	7,573,340	4,073,497	24,587	-

Contract owners’ equity at end of period	$10,703	-	132,417	194,578	7,546,948	7,573,340	20,777	24,587

CHANGE IN UNITS:
Beginning units	-	-	14,568	9,936	626,952	376,703	1,696	-
Units purchased	714	-	355	4,959	533,027	276,990	58	1,712
Units surrendered	(10)	-	(6,242)	(327)	(568,800)	(26,741)	(503)	(16)

Ending units	704	-	8,681	14,568	591,179	626,952	1,251	1,696

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIV		DFVULV		DFVUTV		DSGIBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,072	1,101	203,439	191,349	65,678	30,147	4,760	5,234
Realized gain (loss) on investments	100	(274)	399,440	(106,646)	397,282	(191,206)	3,212	(4,730)
Change in unrealized gain (loss) on investments	5,437	3,782	2,241,006	(278,586)	182,547	199,650	10,717	10,485
Reinvested capital gains	-	-	-	-	354,548	-	2,879	3,855

Net increase (decrease) in contract owners’ equity resulting from operations	8,609	4,609	2,843,885	(193,883)	1,000,055	38,591	21,568	14,844

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	18,890	20,700	16,205	187,986	22,671	20,859	9,734	8,162
Transfers between funds	-	24,565	(168,206)	(586,770)	1,854,849	(289,337)	(4,107)	28,079
Surrenders (notes 3, 4, 5, 6 and 7)	(1,356)	(747)	(772,156)	(423,396)	(364,666)	(118,081)	(6,878)	(12,672)
Adjustments to maintain reserves	(3)	2	33,369	(17,516)	(25)	30	(9)	10

Net equity transactions	17,531	44,520	(890,788)	(839,696)	1,512,829	(386,529)	(1,260)	23,579

Net change in contract owners’ equity	26,140	49,129	1,953,097	(1,033,579)	2,512,884	(347,938)	20,308	38,423
Contract owners’ equity at beginning of period	49,129	-	10,792,572	11,826,151	2,233,405	2,581,343	197,181	158,758

Contract owners’ equity at end of period	$75,269	49,129	12,745,669	10,792,572	4,746,289	2,233,405	217,489	197,181

CHANGE IN UNITS:
Beginning units	4,766	-	1,002,522	1,081,191	164,362	197,182	13,531	11,797
Units purchased	1,533	4,854	836,655	17,739	243,389	3,894	959	3,026
Units surrendered	(117)	(88)	(907,289)	(96,408)	(158,592)	(36,714)	(1,038)	(1,292)

Ending units	6,182	4,766	931,888	1,002,522	249,159	164,362	13,452	13,531

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVSLVB		SVSSVB		ETVFR		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$360	507	1,018	1,632	813,501	758,862	577,633	598,283
Realized gain (loss) on investments	1,248	(5,508)	(301)	(43,749)	(75,002)	(469,544)	(20,283)	(9,694)
Change in unrealized gain (loss) on investments	4,634	116	33,386	16,633	244,724	57,428	(1,110,711)	1,030,542
Reinvested capital gains	-	1,447	-	13,527	-	-	204,023	65,741

Net increase (decrease) in contract owners’ equity resulting from operations	6,242	(3,438)	34,103	(11,957)	983,223	346,746	(349,338)	1,684,872

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	22	-	-	-	684,034	399,445	490,994	509,564
Transfers between funds	10,780	(264)	3,755	(59,579)	6,647,461	679,869	2,232,276	(833,625)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,552)	(1,249)	(8,720)	(9,627)	(1,631,798)	(1,487,780)	(3,434,917)	(1,043,915)
Adjustments to maintain reserves	7	(14)	16	(9)	(83)	519	-	(6)

Net equity transactions	5,257	(1,527)	(4,949)	(69,215)	5,699,614	(407,947)	(711,647)	(1,367,982)

Net change in contract owners’ equity	11,499	(4,965)	29,154	(81,172)	6,682,837	(61,201)	(1,060,985)	316,890
Contract owners’ equity at beginning of period	25,620	30,585	117,330	198,502	25,367,931	25,429,132	22,440,577	22,123,687

Contract owners’ equity at end of period	$37,119	25,620	146,484	117,330	32,050,768	25,367,931	21,379,592	22,440,577

CHANGE IN UNITS:
Beginning units	1,592	1,665	6,300	10,664	1,903,987	1,943,147	812,330	870,739
Units purchased	726	586	209	6,557	1,023,068	258,932	244,659	186,658
Units surrendered	(490)	(659)	(454)	(10,921)	(612,986)	(298,092)	(276,161)	(245,067)

Ending units	1,828	1,592	6,055	6,300	2,314,069	1,903,987	780,828	812,330

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		FVUS2		FCS		FEIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,264	19,224	36,550	1,572	(50,162)	(15,115)	1,218,211	922,898
Realized gain (loss) on investments	10,136	(1,854)	(37,733)	9,010	1,645,499	981,287	532,657	(345,869)
Change in unrealized gain (loss) on investments	116,952	(16,510)	(32,383)	3,207	3,651,184	8,554,248	5,377,801	507,176
Reinvested capital gains	-	-	-	-	5,654,539	169,281	7,698,676	2,489,437

Net increase (decrease) in contract owners’ equity resulting from operations	141,352	860	(33,566)	13,789	10,901,060	9,689,701	14,827,345	3,573,642

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	14,012	20,861	891	493	58,928	(155,116)	1,506,210	1,540,289
Transfers between funds	15,604	49,180	(898,782)	2,280,419	1,074,089	1,195,572	1,305,432	105,821
Surrenders (notes 3, 4, 5, 6 and 7)	11,339	(29,334)	(56,816)	(480,570)	(1,240,975)	(2,805,096)	(5,661,137)	(4,806,999)
Adjustments to maintain reserves	(6)	(1)	6	(3)	(371,125)	86,649	(5,602)	187

Net equity transactions	40,949	40,706	(954,701)	1,800,339	(479,083)	(1,677,991)	(2,855,097)	(3,160,702)

Net change in contract owners’ equity	182,301	41,566	(988,267)	1,814,128	10,421,977	8,011,710	11,972,248	412,940
Contract owners’ equity at beginning of period	760,314	718,748	1,872,927	58,799	40,265,968	32,254,258	61,255,632	60,842,692

Contract owners’ equity at end of period	$942,615	760,314	884,660	1,872,927	50,687,945	40,265,968	73,227,880	61,255,632

CHANGE IN UNITS:
Beginning units	68,791	65,636	164,271	5,444	673,768	713,280	1,516,795	1,602,889
Units purchased	10,627	8,188	7,447	201,223	161,116	123,805	112,148	98,560
Units surrendered	(7,454)	(5,033)	(92,361)	(42,396)	(178,937)	(163,317)	(175,778)	(184,654)

Ending units	71,964	68,791	79,357	164,271	655,947	673,768	1,453,165	1,516,795

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEMS		FF05S		FF10S		FF15S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$270,357	68,607	4,651	15,238	33,401	38,087	84,850	84,076
Realized gain (loss) on investments	1,621,029	346,349	119,121	12,402	111,893	72,518	242,684	65,688
Change in unrealized gain (loss) on investments	(3,997,223)	2,058,637	(123,692)	75,818	(62,820)	113,641	(33,971)	626,599
Reinvested capital gains	1,575,640	1,082,815	33,350	35,955	124,989	98,524	359,846	372,566

Net increase (decrease) in contract owners’ equity resulting from operations	(530,197)	3,556,408	33,430	139,413	207,463	322,770	653,409	1,148,929

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	418,773	274,841	322	166	146,585	42,336	773,063	998,533
Transfers between funds	334,430	1,819,260	(776,182)	223,367	296,679	1,320,690	450,623	(977,125)
Surrenders (notes 3, 4, 5, 6 and 7)	(799,723)	(395,058)	(174,082)	(103,070)	(535,722)	(357,438)	(397,021)	(483,906)
Adjustments to maintain reserves	(35)	38	(21)	(2)	24	24	(10)	14

Net equity transactions	(46,555)	1,699,081	(949,963)	120,461	(92,434)	1,005,612	826,655	(462,484)

Net change in contract owners’ equity	(576,752)	5,255,489	(916,533)	259,874	115,029	1,328,382	1,480,064	686,445
Contract owners’ equity at beginning of period	14,285,086	9,029,597	1,568,930	1,309,056	3,487,832	2,159,450	8,216,246	7,529,801

Contract owners’ equity at end of period	$13,708,334	14,285,086	652,397	1,568,930	3,602,861	3,487,832	9,696,310	8,216,246

CHANGE IN UNITS:
Beginning units	1,016,041	841,122	88,272	81,637	132,542	92,267	386,635	402,085
Units purchased	429,697	238,705	72,978	12,581	30,088	55,009	136,645	111,457
Units surrendered	(447,546)	(63,786)	(126,228)	(5,946)	(33,269)	(14,734)	(99,617)	(126,907)

Ending units	998,192	1,016,041	35,022	88,272	129,361	132,542	423,663	386,635

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF20S		FF25S		FF30S		FF35S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$288,965	294,484	331,097	303,774	532,161	454,728	66,769	49,723
Realized gain (loss) on investments	528,716	350,487	1,407,439	444,288	1,384,536	831,911	769,668	141,187
Change in unrealized gain (loss) on investments	424,339	1,721,073	831,155	2,533,478	2,268,920	4,107,391	(482)	795,258
Reinvested capital gains	1,618,273	1,730,222	1,338,925	1,383,590	2,348,521	1,950,826	298,533	176,285

Net increase (decrease) in contract owners’ equity resulting from operations	2,860,293	4,096,266	3,908,616	4,665,130	6,534,138	7,344,856	1,134,488	1,162,453

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	955,794	1,071,168	1,395,579	1,057,302	2,624,780	2,576,736	2,266,962	1,103,967
Transfers between funds	375,623	(2,943,563)	2,832,163	519,416	5,079,987	3,976,199	12,426	1,621,484
Surrenders (notes 3, 4, 5, 6 and 7)	(1,954,928)	(2,345,058)	(1,552,539)	(2,528,568)	(2,817,373)	(2,591,267)	(267,352)	(756,753)
Adjustments to maintain reserves	(326)	70	3	27	161	42	19	8

Net equity transactions	(623,837)	(4,217,383)	2,675,206	(951,823)	4,887,555	3,961,710	2,012,055	1,968,706

Net change in contract owners’ equity	2,236,456	(121,117)	6,583,822	3,713,307	11,421,693	11,306,566	3,146,543	3,131,159
Contract owners’ equity at beginning of period	30,428,501	30,549,618	35,296,273	31,582,966	51,141,507	39,834,941	6,855,239	3,724,080

Contract owners’ equity at end of period	$32,664,957	30,428,501	41,880,095	35,296,273	62,563,200	51,141,507	10,001,782	6,855,239

CHANGE IN UNITS:
Beginning units	1,053,955	1,214,585	1,529,308	1,583,389	1,582,395	1,438,640	500,779	320,893
Units purchased	305,048	179,076	584,826	173,040	456,043	343,590	275,959	242,151
Units surrendered	(328,169)	(339,706)	(478,426)	(227,121)	(315,336)	(199,835)	(142,211)	(62,265)

Ending units	1,030,834	1,053,955	1,635,708	1,529,308	1,723,102	1,582,395	634,527	500,779

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF40S		FF45S		FF50S		FF55S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$204,475	152,343	9,238	4,793	14,355	12,619	4,045	116
Realized gain (loss) on investments	996,468	294,826	122,767	30,850	280,649	2,281	8,873	(2,091)
Change in unrealized gain (loss) on investments	2,147,681	2,525,972	(12,845)	109,951	(13,987)	247,829	(454)	236
Reinvested capital gains	1,183,609	1,012,443	37,355	18,143	79,700	45,076	10,490	533

Net increase (decrease) in contract owners’ equity resulting from operations	4,532,233	3,985,584	156,515	163,737	360,717	307,805	22,954	(1,206)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,563,777	751,747	283,163	211,715	55,203	381,279	8,090	2,811
Transfers between funds	2,217,774	1,497,212	336,675	166,687	(134,323)	523,366	317,558	20,458
Surrenders (notes 3, 4, 5, 6 and 7)	(1,185,076)	(955,658)	(42,997)	(106,631)	(93,294)	(48,950)	(7,243)	(1,889)
Adjustments to maintain reserves	32	44	10	(4)	4	11	(11)	(4)

Net equity transactions	2,596,507	1,293,345	576,851	271,767	(172,410)	855,706	318,394	21,376

Net change in contract owners’ equity	7,128,740	5,278,929	733,366	435,504	188,307	1,163,511	341,348	20,170
Contract owners’ equity at beginning of period	25,365,065	20,086,136	765,132	329,628	2,219,797	1,056,286	21,393	1,223

Contract owners’ equity at end of period	$32,493,805	25,365,065	1,498,498	765,132	2,408,104	2,219,797	362,741	21,393

CHANGE IN UNITS:
Beginning units	901,286	849,519	55,372	27,896	144,325	81,668	1,634	111
Units purchased	276,045	178,584	68,848	38,012	40,497	66,327	23,850	1,675
Units surrendered	(196,815)	(126,817)	(32,037)	(10,536)	(51,652)	(3,670)	(2,008)	(152)

Ending units	980,516	901,286	92,183	55,372	133,170	144,325	23,476	1,634

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF60S		FF65S		FFINS		FGOS
	2021	2020	2021	2020	2021	2020	2021	2020 (as restated)
Investment activity*:
Net investment income (loss)	$8,863	2,373	80	-	11,397	17,898	(658)	(582)
Realized gain (loss) on investments	103,877	2,265	3	-	68,207	(8,985)	57,415	6,689
Change in unrealized gain (loss) on investments	(33,637)	32,465	(30)	-	(65,897)	75,010	(39,529)	240,048
Reinvested capital gains	25,591	9,147	248	-	35,799	34,328	57,485	28,229

Net increase (decrease) in contract owners’ equity resulting from operations	104,694	46,250	301	-	49,506	118,251	74,713	274,384

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	156,472	2,422	-	-	299	126	573	-
Transfers between funds	122,255	296,297	6,777	-	(260,365)	154,660	1,838	4,771
Surrenders (notes 3, 4, 5, 6 and 7)	(15,242)	(1,136)	(52)	-	(123,509)	(86,159)	(97,113)	(10,504)
Adjustments to maintain reserves	(9)	7	-	-	15	(2)	-	(29)

Net equity transactions	263,476	297,590	6,725	-	(383,560)	68,625	(94,702)	(5,762)

Net change in contract owners’ equity	368,170	343,840	7,026	-	(334,054)	186,876	(19,989)	268,622
Contract owners’ equity at beginning of period	345,063	1,223	-	-	1,932,596	1,745,720	677,948	409,326

Contract owners’ equity at end of period	$713,233	345,063	7,026	-	1,598,542	1,932,596	657,959	677,948

CHANGE IN UNITS:
Beginning units	26,316	111	-	-	121,416	120,811	10,483	9,975
Units purchased	40,103	26,303	660	-	101,923	6,181	36	6,270
Units surrendered	(20,272)	(98)	(5)	-	(126,725)	(5,576)	(1,412)	(5,762)

Ending units	46,147	26,316	655	-	96,614	121,416	9,107	10,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGS		FHIS		FIGBS		FIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(111,351)	(3,542)	573,707	519,583	3,190,711	3,337,440	35,939	259,690
Realized gain (loss) on investments	10,402,821	7,277,485	56,964	(264,399)	1,929,035	2,337,162	867,252	15,108,637
Change in unrealized gain (loss) on investments	(10,894,492)	30,242,235	(153,156)	3,530	(11,501,719)	8,410,670	136,820	(18,751,795)
Reinvested capital gains	36,656,365	12,088,285	-	-	4,754,427	59,752	14,430	259,387

Net increase (decrease) in contract owners’ equity resulting from operations	36,053,343	49,604,463	477,515	258,714	(1,627,546)	14,145,024	1,054,441	(3,124,081)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,083,768	2,273,870	195,111	194,050	2,199,704	2,484,327	1,291,891	765,913
Transfers between funds	(2,613,309)	5,128,520	325,620	(1,719,692)	9,432,088	(4,500,972)	(4,662)	(76,409,083)
Surrenders (notes 3, 4, 5, 6 and 7)	(11,626,482)	(9,784,637)	(558,254)	(650,860)	(8,595,526)	(6,057,898)	(470,788)	(291,030)
Adjustments to maintain reserves	(317,177)	95,410	(20)	(1)	(290)	(10)	36	(46)

Net equity transactions	(11,473,200)	(2,286,837)	(37,543)	(2,176,503)	3,035,976	(8,074,553)	816,477	(75,934,246)

Net change in contract owners’ equity	24,580,143	47,317,626	439,972	(1,917,789)	1,408,430	6,070,471	1,870,918	(79,058,327)
Contract owners’ equity at beginning of period	164,646,718	117,329,092	10,751,416	12,669,205	175,571,019	169,500,548	1,369,972	80,428,299

Contract owners’ equity at end of period	$189,226,861	164,646,718	11,191,388	10,751,416	176,979,449	175,571,019	3,240,890	1,369,972

CHANGE IN UNITS:
Beginning units	2,625,643	2,682,726	402,005	480,498	8,359,974	8,807,134	40,491	2,881,385
Units purchased	87,627	388,596	226,450	27,968	1,350,842	1,031,905	42,774	41,154
Units surrendered	(270,131)	(445,679)	(190,919)	(106,461)	(1,224,833)	(1,479,065)	(8,766)	(2,882,048)

Ending units	2,443,139	2,625,643	437,536	402,005	8,485,983	8,359,974	74,499	40,491

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FMMP		FNRS2		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$184,406	152,101	(7,474)	11,751	105,520	76,876	94,756	58,287
Realized gain (loss) on investments	1,163,451	(193,552)	-	-	(637,658)	(496,184)	420,031	135,592
Change in unrealized gain (loss) on investments	1,018,978	5,343,594	-	-	2,201,958	(1,095,934)	1,664,319	2,317,521
Reinvested capital gains	6,212,545	-	-	-	-	-	1,626,960	79,531

Net increase (decrease) in contract owners’ equity resulting from operations	8,579,380	5,302,143	(7,474)	11,751	1,669,820	(1,515,242)	3,806,066	2,590,931

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	620,131	667,152	1,191	1,039	531,519	241,957	634,059	483,903
Transfers between funds	(2,431,239)	(4,412,218)	(4,821,779)	(5,222,495)	261,384	(71,044)	(18,250)	85,448
Surrenders (notes 3, 4, 5, 6 and 7)	(1,684,744)	(2,491,557)	(453,768)	(525,130)	(372,589)	(322,589)	(1,509,031)	(1,441,788)
Adjustments to maintain reserves	(188)	54	(22)	(832)	1	(6)	(152)	32

Net equity transactions	(3,496,040)	(6,236,569)	(5,274,378)	(5,747,418)	420,315	(151,682)	(893,374)	(872,405)

Net change in contract owners’ equity	5,083,340	(934,426)	(5,281,852)	(5,735,667)	2,090,135	(1,666,924)	2,912,692	1,718,526
Contract owners’ equity at beginning of period	35,899,841	36,834,267	7,431,845	13,167,512	3,068,839	4,735,763	20,204,014	18,485,488

Contract owners’ equity at end of period	$40,983,181	35,899,841	2,149,993	7,431,845	5,158,974	3,068,839	23,116,706	20,204,014

CHANGE IN UNITS:
Beginning units	501,684	609,632	715,310	1,268,832	271,837	281,564	614,676	654,246
Units purchased	32,575	36,202	620,084	-	57,808	37,097	25,582	42,242
Units surrendered	(78,948)	(144,150)	(1,129,223)	(553,522)	(34,491)	(46,824)	(53,229)	(81,812)

Ending units	455,311	501,684	206,171	715,310	295,154	271,837	587,029	614,676

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FRESS		FVBIS		FVEMIS		FVIIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,336	62,295	39	-	6	-	69	-
Realized gain (loss) on investments	366,270	(78,060)	-	-	-	-	3	-
Change in unrealized gain (loss) on investments	851,894	(233,020)	(45)	-	(16)	-	(95)	-
Reinvested capital gains	15,880	119,793	-	-	27	-	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,257,380	(128,992)	(6)	-	17	-	(20)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	196,048	378,105	3,829	-	358	-	2,942	-
Transfers between funds	(1,998,568)	304,041	-	-	342	-	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(87,061)	(90,210)	(11)	-	(16)	-	(116)	-
Adjustments to maintain reserves	5	16	(5)	-	4	-	(5)	-

Net equity transactions	(1,889,576)	591,952	3,813	-	688	-	2,821	-

Net change in contract owners’ equity	(632,196)	462,960	3,807	-	705	-	2,801	-
Contract owners’ equity at beginning of period	3,507,328	3,044,368	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,875,132	3,507,328	3,807	-	705	-	2,801	-

CHANGE IN UNITS:
Beginning units	312,440	252,550	-	-	-	-	-	-
Units purchased	30,173	87,682	355	-	48	-	231	-
Units surrendered	(157,454)	(27,792)	(1)	-	(1)	-	(10)	-

Ending units	185,159	312,440	354	-	47	-	221	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVMIS		FVSS		FTVDM2		FTVFA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,610	2,713	57,477	32,706	33,222	124,155	10,974	7,914
Realized gain (loss) on investments	661	(1)	116,847	(323,121)	135,795	162,658	(7,206)	(17,692)
Change in unrealized gain (loss) on investments	50,644	44,098	563,131	317,535	(460,234)	121,880	67,049	(69,108)
Reinvested capital gains	1,651	-	338,787	165,021	76,138	77,916	-	141,008

Net increase (decrease) in contract owners’ equity resulting from operations	55,566	46,810	1,076,242	192,141	(215,079)	486,609	70,817	62,122

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,109	170,596	108,776	110,192	281,357	159,043	21,844	26,575
Transfers between funds	-	-	176,621	(1,027,817)	(46,709)	(39,597)	24,996	180
Surrenders (notes 3, 4, 5, 6 and 7)	(2,732)	(1,764)	(265,564)	(355,881)	(252,460)	(439,244)	(28,012)	(105,514)
Adjustments to maintain reserves	(3)	-	(189)	(1)	(4)	4	6	(9)

Net equity transactions	1,374	168,832	19,644	(1,273,507)	(17,816)	(319,794)	18,834	(78,768)

Net change in contract owners’ equity	56,940	215,642	1,095,886	(1,081,366)	(232,895)	166,815	89,651	(16,646)
Contract owners’ equity at beginning of period	215,642	-	3,183,854	4,265,220	3,628,886	3,462,071	599,638	616,284

Contract owners’ equity at end of period	$272,582	215,642	4,279,740	3,183,854	3,395,991	3,628,886	689,289	599,638

CHANGE IN UNITS:
Beginning units	16,383	-	78,676	114,054	232,201	259,597	30,172	34,651
Units purchased	296	16,547	6,419	4,666	18,124	23,243	2,533	1,897
Units surrendered	(185)	(164)	(5,864)	(40,044)	(19,793)	(50,639)	(1,650)	(6,376)

Ending units	16,494	16,383	79,231	78,676	230,532	232,201	31,055	30,172

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGB1		FTVGI2		FTVIS2		FTVMD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(24,690)	1,336,375	(85)	484,358	254,334	316,702	14,148	15,333
Realized gain (loss) on investments	(1,190,184)	(1,379,400)	(180,514)	(182,901)	(17,492)	(177,223)	75,057	(207,050)
Change in unrealized gain (loss) on investments	533,985	(899,632)	(92,425)	(616,521)	598,720	(190,344)	11,979	90,071
Reinvested capital gains	-	-	-	-	-	4,486	-	13,412

Net increase (decrease) in contract owners’ equity resulting from operations	(680,889)	(942,657)	(273,024)	(315,064)	835,562	(46,379)	101,184	(88,234)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	672,370	536,784	200,009	177,592	133,493	170,319	330	1,449
Transfers between funds	1,400,179	(3,342,046)	27,630	2,927	(107,141)	(141,503)	(116,760)	(327,093)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,800,005)	(879,374)	(315,302)	(347,798)	(537,947)	(1,036,008)	(76,291)	(56,286)
Adjustments to maintain reserves	(5)	1	(10)	(7)	(11)	17	24	(11)

Net equity transactions	272,539	(3,684,635)	(87,673)	(167,286)	(511,606)	(1,007,175)	(192,697)	(381,941)

Net change in contract owners’ equity	(408,350)	(4,627,292)	(360,697)	(482,350)	323,956	(1,053,554)	(91,513)	(470,175)
Contract owners’ equity at beginning of period	13,745,297	18,372,589	5,477,691	5,960,041	5,312,353	6,365,907	656,398	1,126,573

Contract owners’ equity at end of period	$13,336,947	13,745,297	5,116,994	5,477,691	5,636,309	5,312,353	564,885	656,398

CHANGE IN UNITS:
Beginning units	1,366,885	1,733,956	319,287	329,117	237,677	286,791	36,928	60,561
Units purchased	347,891	128,646	22,999	20,560	7,284	8,055	501	1,569
Units surrendered	(323,559)	(495,717)	(28,345)	(30,390)	(28,976)	(57,169)	(10,715)	(25,202)

Ending units	1,391,217	1,366,885	313,941	319,287	215,985	237,677	26,714	36,928

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRDI		FTVSV2		FTVSVI		TIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$199,452	246,171	93,009	100,527	131,830	140,876	16,419	24,902
Realized gain (loss) on investments	5,899,200	274,039	108,862	(1,804,901)	(151,111)	(836,155)	(5,517)	(16,247)
Change in unrealized gain (loss) on investments	(2,313,719)	1,241,688	1,624,580	1,413,787	2,231,015	642,288	24,071	(22,720)
Reinvested capital gains	603,831	850,640	290,242	490,263	294,019	504,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,388,764	2,612,538	2,116,693	199,676	2,505,753	451,821	34,973	(14,065)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	382,028	1,148,884	293,606	237,886	316,673	218,612	-	-
Transfers between funds	(21,439,605)	(731,921)	1,315,710	(549,165)	296,660	(248,766)	(331)	(17,835)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,934,965)	(2,257,087)	(525,660)	(897,869)	(409,049)	(740,798)	(33,683)	(20,410)
Adjustments to maintain reserves	3,001	(2,989)	38	1	(76)	2	(16)	(10)

Net equity transactions	(22,989,541)	(1,843,113)	1,083,694	(1,209,147)	204,208	(770,950)	(34,030)	(38,255)

Net change in contract owners’ equity	(18,600,777)	769,425	3,200,387	(1,009,471)	2,709,961	(319,129)	943	(52,320)
Contract owners’ equity at beginning of period	18,600,777	17,831,352	8,381,662	9,391,133	9,730,008	10,049,137	769,644	821,964

Contract owners’ equity at end of period	$-	18,600,777	11,582,049	8,381,662	12,439,969	9,730,008	770,587	769,644

CHANGE IN UNITS:
Beginning units	334,357	372,542	248,662	293,223	169,810	184,863	26,975	28,545
Units purchased	6,883	9,926	49,512	32,900	13,010	10,415	-	-
Units surrendered	(341,240)	(48,111)	(24,410)	(77,461)	(10,061)	(25,468)	(1,114)	(1,570)

Ending units	-	334,357	273,764	248,662	172,759	169,810	25,861	26,975

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVCSE		GVGMNS		GVGOPS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$205,675	341,097	6,109	1,108	-	62	(2,595)	(1,721)
Realized gain (loss) on investments	(198,902)	(647,531)	230,958	(196,813)	128	(2,649)	49,690	31,050
Change in unrealized gain (loss) on investments	489,868	(232,670)	(244,560)	322,325	155	2,337	(140,476)	114,335
Reinvested capital gains	-	-	358,215	18,361	3,489	319	233,389	199,586

Net increase (decrease) in contract owners’ equity resulting from operations	496,641	(539,104)	350,722	144,981	3,772	69	140,008	343,250

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	164,225	86,231	134,499	84,447	1,845	1,729	25,033	17,447
Transfers between funds	(1,149,558)	(763,281)	(223,225)	26,695	2,018	24,911	42,524	119,284
Surrenders (notes 3, 4, 5, 6 and 7)	(471,962)	(1,023,268)	(96,189)	(72,638)	(1,355)	(58,602)	(47,703)	(40,022)
Adjustments to maintain reserves	17	5	475	(649)	5	4	(13)	13

Net equity transactions	(1,457,278)	(1,700,313)	(184,440)	37,855	2,513	(31,958)	19,841	96,722

Net change in contract owners’ equity	(960,637)	(2,239,417)	166,282	182,836	6,285	(31,889)	159,849	439,972
Contract owners’ equity at beginning of period	11,483,105	13,722,522	1,552,442	1,369,606	22,824	54,713	1,223,147	783,175

Contract owners’ equity at end of period	$10,522,468	11,483,105	1,718,724	1,552,442	29,109	22,824	1,382,996	1,223,147

CHANGE IN UNITS:
Beginning units	454,905	538,139	70,551	67,651	1,512	3,776	35,711	32,955
Units purchased	45,186	44,829	12,266	22,418	235	1,981	3,594	11,173
Units surrendered	(100,878)	(128,063)	(19,825)	(19,518)	(86)	(4,245)	(3,011)	(8,417)

Ending units	399,213	454,905	62,992	70,551	1,661	1,512	36,294	35,711

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMCE		GVMSAS		RVARS		ACEG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,544	33,636	265	181	-	7,983	-	1,246
Realized gain (loss) on investments	1,441,873	(784,027)	211	4	29,623	3,731	160,858	61,355
Change in unrealized gain (loss) on investments	(13,700)	1,117,680	75	657	(2,048)	21,699	(162,956)	429,376
Reinvested capital gains	1,497,617	135,336	-	-	9,100	-	325,205	130,022

Net increase (decrease) in contract owners’ equity resulting from operations	2,954,334	502,625	551	842	36,675	33,413	323,107	621,999

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	24,538	(4,606)	475	474	2,741	2,473	70,236	175,531
Transfers between funds	(807,122)	(806,704)	9,275	4,910	(266,894)	222,200	(88,429)	718,236
Surrenders (notes 3, 4, 5, 6 and 7)	(552,616)	(799,657)	(2,338)	(499)	(21,670)	(49,406)	(304,337)	(128,798)
Adjustments to maintain reserves	105	(147)	3	(2)	(12)	4	(13)	(18)

Net equity transactions	(1,335,095)	(1,611,114)	7,415	4,883	(285,835)	175,271	(322,543)	764,951

Net change in contract owners’ equity	1,619,239	(1,108,489)	7,966	5,725	(249,160)	208,684	564	1,386,950
Contract owners’ equity at beginning of period	9,860,309	10,968,798	9,917	4,192	621,617	412,933	2,855,589	1,468,639

Contract owners’ equity at end of period	$11,479,548	9,860,309	17,883	9,917	372,457	621,617	2,856,153	2,855,589

CHANGE IN UNITS:
Beginning units	185,335	223,376	900	406	52,824	37,683	75,119	54,996
Units purchased	46,649	27,764	941	637	397	20,016	2,785	24,611
Units surrendered	(67,912)	(65,805)	(293)	(143)	(23,943)	(4,875)	(10,777)	(4,488)

Ending units	164,072	185,335	1,548	900	29,278	52,824	67,127	75,119

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACGI		AVHY1		AVIE		AVMCCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,340	106,697	33,772	48,357	434,962	683,676	1,346	1,507
Realized gain (loss) on investments	149,345	(1,054,983)	86,322	(127,404)	831,624	658,721	(1,307)	(32,002)
Change in unrealized gain (loss) on investments	1,231,503	790,117	(88,672)	80,945	(1,873,336)	2,167,850	64,422	5,048
Reinvested capital gains	-	84,671	-	-	2,710,418	720,790	-	46,133

Net increase (decrease) in contract owners’ equity resulting from operations	1,446,188	(73,498)	31,422	1,898	2,103,668	4,231,037	64,461	20,686

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	25,866	75,276	-	10,674	241,546	286,470	7,579	97,104
Transfers between funds	(2,045,917)	(2,394,113)	(297,896)	(163,487)	2,520,912	155,420	14,860	(58,581)
Surrenders (notes 3, 4, 5, 6 and 7)	(47,140)	(149,716)	(118,971)	(213,672)	(1,283,918)	(1,315,653)	(2,947)	(88,949)
Adjustments to maintain reserves	(31)	34	8	(5)	(39)	34	(4)	13

Net equity transactions	(2,067,222)	(2,468,519)	(416,859)	(366,490)	1,478,501	(873,729)	19,488	(50,413)

Net change in contract owners’ equity	(621,034)	(2,542,017)	(385,437)	(364,592)	3,582,169	3,357,308	83,949	(29,727)
Contract owners’ equity at beginning of period	5,718,508	8,260,525	1,187,481	1,552,073	36,676,103	33,318,795	260,436	290,163

Contract owners’ equity at end of period	$5,097,474	5,718,508	802,044	1,187,481	40,258,272	36,676,103	344,385	260,436

CHANGE IN UNITS:
Beginning units	230,665	222,627	68,273	91,988	1,050,203	1,085,856	8,546	10,468
Units purchased	4,903	129,772	6,790	13,276	135,549	132,612	1,421	1,982
Units surrendered	(75,729)	(121,734)	(31,068)	(36,991)	(95,952)	(168,265)	(783)	(3,904)

Ending units	159,839	230,665	43,995	68,273	1,089,800	1,050,203	9,184	8,546

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVSCE		IVBRA1		MSVMV		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(139)	110	57,506	126,650	-	-	(11,517)	1,501
Realized gain (loss) on investments	44,076	(8,195)	(14,598)	(29,384)	-	-	2,541,572	2,151,785
Change in unrealized gain (loss) on investments	(23,927)	23,025	51,695	(22,542)	1	-	774,778	9,332,399
Reinvested capital gains	10,251	10,083	57,281	81,646	-	-	5,758,027	2,755,710

Net increase (decrease) in contract owners’ equity resulting from operations	30,261	25,023	151,884	156,370	1	-	9,062,860	14,241,395

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	13	-	21,492	41,953	12	-	1,729,142	596,013
Transfers between funds	29,686	(6,627)	27,914	(194,815)	2	-	1,595,988	3,747,668
Surrenders (notes 3, 4, 5, 6 and 7)	(2,288)	(33,582)	(71,087)	(108,124)	-	-	(3,995,784)	(2,945,136)
Adjustments to maintain reserves	(2)	-	10	(2)	(15)	-	(946,636)	804,657

Net equity transactions	27,409	(40,209)	(21,671)	(260,988)	(1)	-	(1,617,290)	2,203,202

Net change in contract owners’ equity	57,670	(15,186)	130,213	(104,618)	-	-	7,445,570	16,444,597
Contract owners’ equity at beginning of period	144,020	159,206	1,690,768	1,795,386	-	-	49,039,303	32,594,706

Contract owners’ equity at end of period	$201,690	144,020	1,820,981	1,690,768	-	-	56,484,873	49,039,303

CHANGE IN UNITS:
Beginning units	8,323	11,678	117,013	136,958	-	-	860,217	807,590
Units purchased	1,497	-	4,346	3,949	-	-	166,720	128,953
Units surrendered	(115)	(3,355)	(6,315)	(23,894)	-	-	(245,565)	(76,326)

Ending units	9,705	8,323	115,044	117,013	-	-	781,372	860,217

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGR		OVGS		OVIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$292,037	529,525	(18,685)	(23,238)	(83,070)	476,929	(40,455)	141,771
Realized gain (loss) on investments	9,983,019	1,597,793	557,915	75,997	5,388,294	520,792	720,854	480,580
Change in unrealized gain (loss) on investments	(2,009,916)	(774,760)	1,544,603	1,633,738	3,783,677	16,967,868	(627,610)	3,412,401
Reinvested capital gains	2,510,681	3,596,896	786,162	1,560,764	5,235,044	2,951,486	2,153,098	257,213

Net increase (decrease) in contract owners’ equity resulting from operations	10,775,821	4,949,454	2,869,995	3,247,261	14,323,945	20,917,075	2,205,887	4,291,965

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	701,747	826,513	4,512	6,759	2,194,525	2,388,947	1,553,958	1,652,425
Transfers between funds	(39,097,921)	(1,051,357)	(558,313)	364,060	(3,990,212)	(6,161,353)	(492,868)	(27,396)
Surrenders (notes 3, 4, 5, 6 and 7)	(3,128,977)	(2,417,527)	(208,750)	(231,888)	(5,414,840)	(6,781,874)	(1,335,580)	(1,226,771)
Adjustments to maintain reserves	14	31	(60,276)	16,186	(1,180)	68	12	32

Net equity transactions	(41,525,137)	(2,642,340)	(822,827)	155,117	(7,211,707)	(10,554,212)	(274,478)	398,290

Net change in contract owners’ equity	(30,749,316)	2,307,114	2,047,168	3,402,378	7,112,238	10,362,863	1,931,409	4,690,255
Contract owners’ equity at beginning of period	40,345,310	38,038,196	12,974,325	9,571,947	96,810,105	86,447,242	22,248,163	17,557,908

Contract owners’ equity at end of period	$9,595,994	40,345,310	15,021,493	12,974,325	103,922,343	96,810,105	24,179,572	22,248,163

CHANGE IN UNITS:
Beginning units	959,869	1,029,257	332,659	340,202	2,117,816	2,419,546	1,303,519	1,248,270
Units purchased	169,802	47,991	209,815	23,985	461,300	313,790	167,176	262,715
Units surrendered	(936,017)	(117,379)	(290,611)	(31,528)	(622,022)	(615,520)	(183,017)	(207,466)

Ending units	193,654	959,869	251,863	332,659	1,957,094	2,117,816	1,287,678	1,303,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSC		WRASP		WRGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$828,921	1,036,707	33,466	38,594	111,930	126,640	(5,089)	(4,221)
Realized gain (loss) on investments	(173,739)	(415,329)	191,845	(364,633)	211,627	(20,200)	90,497	(120,343)
Change in unrealized gain (loss) on investments	(1,283,366)	(58,199)	963,241	1,537,233	(347,500)	598,047	921,446	752,340
Reinvested capital gains	-	-	590,907	89,495	729,540	106,027	575,356	522,207

Net increase (decrease) in contract owners’ equity resulting from operations	(628,184)	563,179	1,779,459	1,300,689	705,597	810,514	1,582,210	1,149,983

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	152,126	122,788	869,021	1,014,488	264,043	302,293	111,314	219,620
Transfers between funds	(182,648)	(274,359)	220,005	(48,124)	(178,720)	(55,673)	673,901	(545,336)
Surrenders (notes 3, 4, 5, 6 and 7)	(847,393)	(1,445,135)	(1,017,277)	(1,439,054)	(592,625)	(602,758)	(147,446)	(138,658)
Adjustments to maintain reserves	7	(2)	(190)	25	10	(3)	(10)	(6)

Net equity transactions	(877,908)	(1,596,708)	71,559	(472,665)	(507,292)	(356,141)	637,759	(464,380)

Net change in contract owners’ equity	(1,506,092)	(1,033,529)	1,851,018	828,024	198,305	454,373	2,219,969	685,603
Contract owners’ equity at beginning of period	18,694,534	19,728,063	7,984,207	7,156,183	6,983,459	6,529,086	4,866,442	4,180,839

Contract owners’ equity at end of period	$17,188,442	18,694,534	9,835,225	7,984,207	7,181,764	6,983,459	7,086,411	4,866,442

CHANGE IN UNITS:
Beginning units	1,127,112	1,229,876	117,121	125,648	337,483	359,396	77,822	87,159
Units purchased	31,013	32,856	8,217	10,892	21,004	30,468	17,299	6,405
Units surrendered	(85,199)	(135,620)	(7,532)	(19,419)	(44,170)	(52,381)	(8,128)	(15,742)

Ending units	1,072,926	1,127,112	117,806	117,121	314,317	337,483	86,993	77,822

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRHIP		WRMCG		WRRESP		WRSTP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$772,870	1,072,763	(8,807)	(7,834)	56,228	86,917	(3,508)	(4,963)
Realized gain (loss) on investments	(22,867)	(894,847)	662,729	439,073	271,644	3,910	1,991,293	998,269
Change in unrealized gain (loss) on investments	54,813	458,761	(426,040)	1,231,811	2,171,906	(689,289)	(3,605,574)	880,377
Reinvested capital gains	-	-	814,415	336,771	108,801	429,752	2,955,121	1,025,078

Net increase (decrease) in contract owners’ equity resulting from operations	804,816	636,677	1,042,297	1,999,821	2,608,579	(168,710)	1,337,332	2,898,761

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	205,224	216,657	97,132	232,836	180,750	414,756	1,135,602	1,360,464
Transfers between funds	(618,272)	(2,713,698)	106,031	(538,977)	717,205	(1,075,449)	(766,308)	(2,482,556)
Surrenders (notes 3, 4, 5, 6 and 7)	(795,046)	(459,790)	(364,325)	(547,335)	(563,487)	(487,065)	(1,140,319)	(962,836)
Adjustments to maintain reserves	75	16	104	(8)	35	17	(299)	71

Net equity transactions	(1,208,019)	(2,956,815)	(161,058)	(853,484)	334,503	(1,147,741)	(771,324)	(2,084,857)

Net change in contract owners’ equity	(403,203)	(2,320,138)	881,239	1,146,337	2,943,082	(1,316,451)	566,008	813,904
Contract owners’ equity at beginning of period	14,536,361	16,856,499	6,307,315	5,160,978	5,811,124	7,127,575	9,705,505	8,891,601

Contract owners’ equity at end of period	$14,133,158	14,536,361	7,188,554	6,307,315	8,754,206	5,811,124	10,271,513	9,705,505

CHANGE IN UNITS:
Beginning units	900,221	1,104,637	172,147	209,954	217,442	258,676	184,422	229,430
Units purchased	79,477	78,698	29,052	33,804	52,988	28,060	31,859	43,417
Units surrendered	(153,017)	(283,114)	(32,666)	(71,611)	(42,145)	(69,294)	(46,625)	(88,425)

Ending units	826,681	900,221	168,533	172,147	228,285	217,442	169,656	184,422

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JPSCE1		JABS		JACAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$396,990	512,478	2,403	4,406	247,723	528,995	(19,845)	71,104
Realized gain (loss) on investments	1,071,215	(1,609,807)	31,175	(160,993)	2,135,261	1,880,396	4,338,655	2,178,918
Change in unrealized gain (loss) on investments	8,977,004	13,931	87,583	172,989	4,447,803	2,046,614	1,123,815	12,512,978
Reinvested capital gains	2,693,823	2,459,433	21,015	33,288	347,269	576,692	9,069,454	4,197,214

Net increase (decrease) in contract owners’ equity resulting from operations	13,139,032	1,376,035	142,176	49,690	7,178,056	5,032,697	14,512,079	18,960,214

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	869,702	587,098	128,518	284,642	1,127,130	3,411,480	1,741,314	1,840,092
Transfers between funds	544,269	80,551	335,215	(339,354)	418,635	(324,183)	(3,447,955)	(2,110,233)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,941,925)	(1,327,273)	(14,672)	(56,778)	(2,116,427)	(2,891,038)	(4,829,068)	(5,697,033)
Adjustments to maintain reserves	(128)	138	12	9	143	91	60	6

Net equity transactions	(528,082)	(659,486)	449,073	(111,481)	(570,519)	196,350	(6,535,649)	(5,967,168)

Net change in contract owners’ equity	12,610,950	716,549	591,249	(61,791)	6,607,537	5,229,047	7,976,430	12,993,046
Contract owners’ equity at beginning of period	45,332,340	44,615,791	531,195	592,986	43,662,093	38,433,046	65,981,390	52,988,344

Contract owners’ equity at end of period	$57,943,290	45,332,340	1,122,444	531,195	50,269,630	43,662,093	73,957,820	65,981,390

CHANGE IN UNITS:
Beginning units	1,118,045	1,104,013	33,535	42,359	940,674	943,328	1,268,442	1,418,018
Units purchased	222,372	160,838	41,663	25,332	101,496	147,403	135,242	75,116
Units surrendered	(242,458)	(146,806)	(16,740)	(34,156)	(115,452)	(150,057)	(247,526)	(224,692)

Ending units	1,097,959	1,118,045	58,458	33,535	926,718	940,674	1,156,158	1,268,442

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAEI		JAFBS		JAGTS		JAIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,131	1,608	115,917	157,486	34,375	(11,727)	257,716	232,521
Realized gain (loss) on investments	317,758	25,202	76,281	329,283	3,759,360	4,155,349	151,076	(509,310)
Change in unrealized gain (loss) on investments	(135,271)	182,969	(464,291)	151,405	(2,392,006)	7,227,338	2,712,253	3,470,078
Reinvested capital gains	135,391	159,852	184,336	-	5,988,697	2,993,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,009	369,631	(87,757)	638,174	7,390,426	14,364,616	3,121,045	3,193,289

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	55,272	59,897	181,950	352,487	1,047,706	1,065,054	658,787	523,468
Transfers between funds	(1,114,300)	(300,230)	313,459	(224,610)	(2,090,266)	3,122,536	114,017	(129,508)
Surrenders (notes 3, 4, 5, 6 and 7)	(127,864)	(71,910)	(281,974)	(555,528)	(2,773,075)	(3,409,242)	(1,425,799)	(1,501,264)
Adjustments to maintain reserves	(6)	15	6	(4)	(9)	123	112	(36)

Net equity transactions	(1,186,898)	(312,228)	213,441	(427,655)	(3,815,644)	778,471	(652,883)	(1,107,340)

Net change in contract owners’ equity	(863,889)	57,403	125,684	210,519	3,574,782	15,143,087	2,468,162	2,085,949
Contract owners’ equity at beginning of period	2,481,780	2,424,377	7,388,807	7,178,288	44,019,614	28,876,527	23,867,458	21,781,509

Contract owners’ equity at end of period	$1,617,891	2,481,780	7,514,491	7,388,807	47,594,396	44,019,614	26,335,620	23,867,458

CHANGE IN UNITS:
Beginning units	132,469	154,605	587,623	628,541	1,262,083	1,245,624	1,133,790	1,200,849
Units purchased	3,548	4,540	97,291	68,935	60,661	184,635	227,798	107,439
Units surrendered	(62,100)	(26,676)	(80,633)	(109,853)	(164,248)	(168,176)	(261,374)	(174,498)

Ending units	73,917	132,469	604,281	587,623	1,158,496	1,262,083	1,100,214	1,133,790

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAMGS		JAMVS		LZREMS		SBVSG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$35,136	(56,957)	976	6,455	234,463	262,240	(52,867)	(37,157)
Realized gain (loss) on investments	2,284,029	1,380,127	222	(12,115)	559,279	(1,518,101)	3,930,858	(105,684)
Change in unrealized gain (loss) on investments	255,722	4,241,519	157,421	(28,446)	(36,084)	880,413	(3,994,978)	6,697,997
Reinvested capital gains	3,966,351	2,645,470	-	15,152	-	-	3,547,967	1,864,361

Net increase (decrease) in contract owners’ equity resulting from operations	6,541,238	8,210,159	158,619	(18,954)	757,658	(375,448)	3,430,980	8,419,517

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,474,913	1,104,804	2,170	1,960	392,481	711,623	858,723	1,035,434
Transfers between funds	(3,827,610)	647,580	7,061	(33,570)	(1,689,652)	(2,081,608)	(2,679,779)	(701,168)
Surrenders (notes 3, 4, 5, 6 and 7)	(989,622)	(1,007,731)	(18,138)	(9,856)	(607,819)	(651,155)	(1,528,014)	(1,126,270)
Adjustments to maintain reserves	(54)	(58)	(2)	10	(4)	17	(36)	(17)

Net equity transactions	(3,342,373)	744,595	(8,909)	(41,456)	(1,904,994)	(2,021,123)	(3,349,106)	(792,021)

Net change in contract owners’ equity	3,198,865	8,954,754	149,710	(60,410)	(1,147,336)	(2,396,571)	81,874	7,627,496
Contract owners’ equity at beginning of period	41,970,299	33,015,545	834,228	894,638	12,882,704	15,279,275	28,098,311	20,470,815

Contract owners’ equity at end of period	$45,169,164	41,970,299	983,938	834,228	11,735,368	12,882,704	28,180,185	28,098,311

CHANGE IN UNITS:
Beginning units	1,928,139	1,803,875	38,490	40,695	1,040,798	1,217,379	625,713	652,734
Units purchased	290,352	443,767	379	125	92,268	153,760	48,127	110,593
Units surrendered	(435,495)	(319,503)	(778)	(2,330)	(232,069)	(330,341)	(115,875)	(137,614)

Ending units	1,782,996	1,928,139	38,091	38,490	900,997	1,040,798	557,965	625,713

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BNCAI		LOVBD		LOVMCV		LOVSDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,770)	(10,940)	124,463	146,178	-	10	470,767	608,844
Realized gain (loss) on investments	525,259	846,888	58,131	72,232	254	(2,320)	50,245	(205,731)
Change in unrealized gain (loss) on investments	544,970	675,201	(122,970)	54,045	(166)	711	(405,229)	227,598
Reinvested capital gains	164,749	113,979	70,004	-	1	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,223,208	1,625,128	129,628	272,455	89	(1,599)	115,783	630,711

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	689	(97,591)	73,172	402,920	-	-	429,920	(397,107)
Transfers between funds	194,608	(736,634)	125,021	(489,083)	(1,434)	(3,606)	(162,382)	2,510,908
Surrenders (notes 3, 4, 5, 6 and 7)	(173,902)	(367,220)	(209,434)	(46,535)	277	(5,639)	(1,267,618)	16,676
Adjustments to maintain reserves	(9)	(63)	(6)	18	7	(14)	(18)	(6,922)

Net equity transactions	21,386	(1,201,508)	(11,247)	(132,680)	(1,150)	(9,259)	(1,000,098)	2,123,555

Net change in contract owners’ equity	1,244,594	423,620	118,381	139,775	(1,061)	(10,858)	(884,315)	2,754,266
Contract owners’ equity at beginning of period	6,747,501	6,323,881	4,246,211	4,106,436	1,061	11,919	24,171,910	21,417,644

Contract owners’ equity at end of period	$7,992,095	6,747,501	4,364,592	4,246,211	-	1,061	23,287,595	24,171,910

CHANGE IN UNITS:
Beginning units	82,684	103,709	302,161	313,730	44	491	2,143,345	1,956,169
Units purchased	28,257	5,309	17,352	101,835	13	61	654,237	474,179
Units surrendered	(28,913)	(26,334)	(18,207)	(113,404)	(57)	(508)	(745,036)	(287,003)

Ending units	82,028	82,684	301,306	302,161	-	44	2,052,546	2,143,345

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVTRC		MNVFRS		MEGSS		MMCGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$352,500	782,840	1,239	149	(1)	-	(2,790)	(716)
Realized gain (loss) on investments	895,562	279,420	16	-	-	-	127,270	44,318
Change in unrealized gain (loss) on investments	(1,576,908)	546,300	222	539	(70)	-	(376,329)	219,819
Reinvested capital gains	182,846	676,850	-	-	-	-	565,922	96,190

Net increase (decrease) in contract owners’ equity resulting from operations	(146,000)	2,285,410	1,477	688	(71)	-	314,073	359,611

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,886,304	2,050,379	4,900	-	-	-	98,804	429,313
Transfers between funds	(14,919,215)	3,229,237	-	43,823	6,204	-	1,045,433	490,401
Surrenders (notes 3, 4, 5, 6 and 7)	(2,904,934)	(1,454,824)	(778)	(67)	(9)	-	(299,230)	(56,575)
Adjustments to maintain reserves	(6)	26	(9)	(1)	(7)	-	20	(8)

Net equity transactions	(15,937,851)	3,824,818	4,113	43,755	6,188	-	845,027	863,131

Net change in contract owners’ equity	(16,083,851)	6,110,228	5,590	44,443	6,117	-	1,159,100	1,222,742
Contract owners’ equity at beginning of period	37,251,155	31,140,927	44,443	-	-	-	1,471,978	249,236

Contract owners’ equity at end of period	$21,167,304	37,251,155	50,033	44,443	6,117	-	2,631,078	1,471,978

CHANGE IN UNITS:
Beginning units	3,073,147	2,753,771	3,986	-	-	-	81,625	18,803
Units purchased	710,301	530,619	428	3,992	534	-	78,410	95,358
Units surrendered	(2,030,995)	(211,243)	(68)	(6)	(1)	-	(31,665)	(32,536)

Ending units	1,752,453	3,073,147	4,346	3,986	533	-	128,370	81,625

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNDIC		MNDSC		MV2EEI		MV2EES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	2,399	(284)	-	-	257	-
Realized gain (loss) on investments	228,062	(9,082)	121,616	3,569	-	-	(1,032)	-
Change in unrealized gain (loss) on investments	(510,786)	557,401	(912,775)	702,736	(46)	-	(18,115)	-
Reinvested capital gains	337,501	155,504	850,045	168,125	-	-	12	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,777	703,823	61,285	874,146	(46)	-	(18,878)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	70,832	83,978	226,266	707,111	-	-	(90)	-
Transfers between funds	(436,944)	308,819	916,505	1,151,093	1,109	-	155,086	-
Surrenders (notes 3, 4, 5, 6 and 7)	(236,014)	(150,581)	(64,466)	(22,161)	(19)	-	(3,802)	-
Adjustments to maintain reserves	101	12	(57)	29	(4)	-	-	-

Net equity transactions	(602,025)	242,228	1,078,248	1,836,072	1,086	-	151,194	-

Net change in contract owners’ equity	(547,248)	946,051	1,139,533	2,710,218	1,040	-	132,316	-
Contract owners’ equity at beginning of period	2,389,820	1,443,769	3,526,600	816,382	-	-	-	-

Contract owners’ equity at end of period	$1,842,572	2,389,820	4,666,133	3,526,600	1,040	-	132,316	-

CHANGE IN UNITS:
Beginning units	63,827	56,254	97,110	32,582	-	-	-	-
Units purchased	2,107	13,156	36,021	65,331	97	-	23,973	-
Units surrendered	(17,593)	(5,583)	(6,878)	(803)	(2)	-	(11,794)	-

Ending units	48,341	63,827	126,253	97,110	95	-	12,179	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2IGI		MV2RIS		MV3MVI		MV3MVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,822	19,362	230,463	14,368	1,433	8	10,272	3,384
Realized gain (loss) on investments	223,257	180,219	93,491	734,708	3,861	-	239,700	(1,015)
Change in unrealized gain (loss) on investments	283,060	245,786	1,883,975	(994,515)	17,282	232	147,691	104,969
Reinvested capital gains	682,843	410,118	1,955,689	58,183	1,214	27	12,619	16,423

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,982	855,485	4,163,618	(187,256)	23,790	267	410,282	123,761

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	116,310	92,499	99,147	35,178	112,448	-	14,568	5,283
Transfers between funds	(268,848)	(149,117)	(58,230)	10,291,564	209,749	14,585	303,953	1,233,077
Surrenders (notes 3, 4, 5, 6 and 7)	(298,749)	(370,016)	(515,066)	(212,653)	(7,311)	(36)	(578,825)	(2,863)
Adjustments to maintain reserves	12	(5)	38	8	(12)	7	(20)	4

Net equity transactions	(451,275)	(426,639)	(474,111)	10,114,097	314,874	14,556	(260,324)	1,235,501

Net change in contract owners’ equity	750,707	428,846	3,689,507	9,926,841	338,664	14,823	149,958	1,359,262
Contract owners’ equity at beginning of period	4,805,134	4,376,288	37,528,717	27,601,876	14,823	-	1,369,174	9,912

Contract owners’ equity at end of period	$5,555,841	4,805,134	41,218,224	37,528,717	353,487	14,823	1,519,132	1,369,174

CHANGE IN UNITS:
Beginning units	206,954	230,941	2,635,491	2,182,472	1,076	-	120,414	902
Units purchased	6,084	11,448	31,247	477,814	19,003	1,079	32,737	119,892
Units surrendered	(23,087)	(35,435)	(62,751)	(24,795)	(489)	(3)	(50,684)	(380)

Ending units	189,951	206,954	2,603,987	2,635,491	19,590	1,076	102,467	120,414

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVBRES		MVFIC		MVFSC		MVIGIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,199	15,433	154,433	160,875	1,099,308	915,638	2,459	3,494
Realized gain (loss) on investments	105,789	(96,639)	278,682	14,479	2,479,658	(347,986)	20,239	(1,187)
Change in unrealized gain (loss) on investments	253,270	167,050	1,926,819	(317,781)	17,871,954	(151,513)	(3,274)	43,913
Reinvested capital gains	144,494	70,927	257,172	450,878	2,564,489	3,637,672	20,052	3,178

Net increase (decrease) in contract owners’ equity resulting from operations	518,752	156,771	2,617,106	308,451	24,015,409	4,053,811	39,476	49,398

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	139,920	132,489	260,800	259,645	2,170,087	2,365,146	54,733	4,199
Transfers between funds	(10,013)	(866,372)	(236,097)	(525,872)	3,645,850	7,685,400	120,574	147,410
Surrenders (notes 3, 4, 5, 6 and 7)	(48,919)	(138,911)	(817,659)	(726,919)	(5,973,325)	(2,594,249)	(20,484)	(18,962)
Adjustments to maintain reserves	3	15	(43)	6	(137)	185	-	(4)

Net equity transactions	80,991	(872,779)	(792,999)	(993,140)	(157,525)	7,456,482	154,823	132,643

Net change in contract owners’ equity	599,743	(716,008)	1,824,107	(684,689)	23,857,884	11,510,293	194,299	182,041
Contract owners’ equity at beginning of period	1,738,664	2,454,672	10,724,980	11,409,669	97,058,379	85,548,086	302,884	120,843

Contract owners’ equity at end of period	$2,338,407	1,738,664	12,549,087	10,724,980	120,916,263	97,058,379	497,183	302,884

CHANGE IN UNITS:
Beginning units	88,920	144,468	209,472	230,589	4,050,766	3,683,177	23,852	11,023
Units purchased	10,496	20,062	7,075	9,695	804,725	830,715	13,607	14,724
Units surrendered	(6,681)	(75,610)	(21,175)	(30,812)	(824,102)	(463,126)	(1,628)	(1,895)

Ending units	92,735	88,920	195,372	209,472	4,031,389	4,050,766	35,831	23,852

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MVRBSS		MSEM		MSVEG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(36,633)	565,331	97,983	47,877	391,959	332,923	(21,075)	(9,921)
Realized gain (loss) on investments	6,735,502	4,350,810	11,766	30,519	(96,863)	(195,195)	3,066,281	756,195
Change in unrealized gain (loss) on investments	1,355,310	11,773,879	(147,647)	89,031	(464,378)	209,085	(7,614,631)	3,839,911
Reinvested capital gains	2,989,831	1,996,613	304	-	-	-	4,362,340	719,874

Net increase (decrease) in contract owners’ equity resulting from operations	11,044,010	18,686,633	(37,594)	167,427	(169,282)	346,813	(207,085)	5,306,059

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,723,203	1,814,032	258,316	200,237	188,864	184,237	684,711	682,921
Transfers between funds	(3,722,319)	(3,801,379)	474,400	2,015,271	122,016	(385,980)	4,685,848	1,509,020
Surrenders (notes 3, 4, 5, 6 and 7)	(4,875,600)	(4,237,506)	(92,200)	(31,983)	(575,753)	(421,702)	(1,096,250)	(477,186)
Adjustments to maintain reserves	(132)	(126)	(7)	10	(15)	22	(15)	238

Net equity transactions	(6,874,848)	(6,224,979)	640,509	2,183,535	(264,888)	(623,423)	4,274,294	1,714,993

Net change in contract owners’ equity	4,169,162	12,461,654	602,915	2,350,962	(434,170)	(276,610)	4,067,209	7,021,052
Contract owners’ equity at beginning of period	111,199,442	98,737,788	3,561,325	1,210,363	7,877,711	8,154,321	11,234,029	4,212,977

Contract owners’ equity at end of period	$115,368,604	111,199,442	4,164,240	3,561,325	7,443,541	7,877,711	15,301,238	11,234,029

CHANGE IN UNITS:
Beginning units	2,828,149	3,016,906	298,146	109,591	174,554	192,075	129,598	105,709
Units purchased	790,894	375,596	92,593	243,940	21,460	19,059	141,912	39,953
Units surrendered	(963,001)	(564,353)	(38,175)	(55,385)	(31,504)	(36,580)	(95,454)	(16,064)

Ending units	2,656,042	2,828,149	352,564	298,146	164,510	174,554	176,056	129,598

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVMG		MSVRE		VKVGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$103,286	69,103	(6,456)	(6,449)	107,879	137,131	111,807	203,379
Realized gain (loss) on investments	13,158	45,782	487,778	752,176	(231,460)	(1,116,019)	(213,682)	(914,985)
Change in unrealized gain (loss) on investments	(297,032)	39,231	(2,728,875)	1,838,774	2,057,854	(983,750)	1,090,999	(165,459)
Reinvested capital gains	171,190	25,261	1,753,317	377,455	-	145,795	-	100,464

Net increase (decrease) in contract owners’ equity resulting from operations	(9,398)	179,377	(494,236)	2,961,956	1,934,273	(1,816,843)	989,124	(776,601)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	149,659	152,256	(2,153)	1,825	5,896	89,104	250,717	256,589
Transfers between funds	169,319	419,659	(691,796)	(331,964)	34,445	(3,391,169)	(650,048)	(433,163)
Surrenders (notes 3, 4, 5, 6 and 7)	(267,808)	(406,501)	(141,277)	(177,228)	(75,860)	(262,874)	(387,615)	(214,486)
Adjustments to maintain reserves	(53)	1	88	(18)	8	9	(10)	12

Net equity transactions	51,117	165,415	(835,138)	(507,385)	(35,511)	(3,564,930)	(786,956)	(391,048)

Net change in contract owners’ equity	41,719	344,792	(1,329,374)	2,454,571	1,898,762	(5,381,773)	202,168	(1,167,649)
Contract owners’ equity at beginning of period	2,616,433	2,271,641	4,810,306	2,355,735	5,211,568	10,593,341	4,579,745	5,747,394

Contract owners’ equity at end of period	$2,658,152	2,616,433	3,480,932	4,810,306	7,110,330	5,211,568	4,781,913	4,579,745

CHANGE IN UNITS:
Beginning units	123,213	115,319	59,566	73,374	95,340	160,729	394,939	421,903
Units purchased	16,591	30,388	34,151	19,514	15,552	4,004	64,008	72,021
Units surrendered	(14,219)	(22,494)	(45,807)	(33,322)	(20,997)	(69,393)	(125,908)	(98,985)

Ending units	125,585	123,213	47,910	59,566	89,895	95,340	333,039	394,939

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DTRTFB		EIF		GBF		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10,019	3,386	204,069	229,083	1,815,992	2,271,406	134,602	231,661
Realized gain (loss) on investments	107	622	900,887	772,428	999,579	1,469,123	651,392	511,734
Change in unrealized gain (loss) on investments	(10,394)	1,309	1,557,484	(1,020,478)	(5,469,353)	3,305,635	(1,847,844)	501,294
Reinvested capital gains	1,217	-	161,825	566,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	949	5,317	2,824,265	547,894	(2,653,782)	7,046,164	(1,061,850)	1,244,689

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,862	1,807	246,371	312,727	3,769,900	2,595,622	505,537	441,749
Transfers between funds	300,019	26,594	(442,600)	1,595	5,171,743	(24,878,891)	75,565	(1,337,255)
Surrenders (notes 3, 4, 5, 6 and 7)	(4,430)	(14,950)	(902,285)	(766,949)	(6,455,790)	(6,371,267)	(688,338)	(888,361)
Adjustments to maintain reserves	(7)	9	(306)	(26)	(153)	73	(754)	88

Net equity transactions	297,444	13,460	(1,098,820)	(452,653)	2,485,700	(28,654,463)	(107,990)	(1,783,779)

Net change in contract owners’ equity	298,393	18,777	1,725,445	95,241	(168,082)	(21,608,299)	(1,169,840)	(539,090)
Contract owners’ equity at beginning of period	149,535	130,758	14,694,030	14,598,789	115,933,592	137,541,891	14,598,254	15,137,344

Contract owners’ equity at end of period	$447,928	149,535	16,419,475	14,694,030	115,765,510	115,933,592	13,428,414	14,598,254

CHANGE IN UNITS:
Beginning units	13,279	12,047	407,493	419,411	5,067,963	6,370,399	390,435	459,444
Units purchased	27,102	2,607	14,974	20,284	1,033,045	1,127,189	44,764	31,158
Units surrendered	(423)	(1,375)	(44,181)	(32,202)	(992,744)	(2,429,625)	(47,609)	(100,167)

Ending units	39,958	13,279	378,286	407,493	5,108,264	5,067,963	387,590	390,435

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$455,527	168,959	150,662	207,398	36,278	44,175	-	62,698
Realized gain (loss) on investments	519,102	58,499	163,570	254,258	36,225	31,152	599,985	89,082
Change in unrealized gain (loss) on investments	1,075,057	619,621	1,414,573	(24,811)	(95,926)	70,222	812,775	1,836,516
Reinvested capital gains	-	-	82,456	1,072,347	10,096	1,426	311,933	639,200

Net increase (decrease) in contract owners’ equity resulting from operations	2,049,686	847,079	1,811,261	1,509,192	(13,327)	146,975	1,724,693	2,627,496

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	497,189	516,246	573,734	783,580	73,774	81,779	413,263	267,469
Transfers between funds	753,832	(851,977)	292,981	(1,316,883)	432,390	170,171	(273,794)	(263,256)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,305,369)	(2,172,996)	(873,180)	(1,992,384)	(507,323)	(171,988)	(1,029,636)	(952,365)
Adjustments to maintain reserves	(226)	244	(11)	26	(8)	7	78	(8)

Net equity transactions	(54,574)	(2,508,483)	(6,476)	(2,525,661)	(1,167)	79,969	(890,089)	(948,160)

Net change in contract owners’ equity	1,995,112	(1,661,404)	1,804,785	(1,016,469)	(14,494)	226,944	834,604	1,679,336
Contract owners’ equity at beginning of period	16,641,951	18,303,355	12,507,621	13,524,090	1,996,303	1,769,359	11,043,235	9,363,899

Contract owners’ equity at end of period	$18,637,063	16,641,951	14,312,406	12,507,621	1,981,809	1,996,303	11,877,839	11,043,235

CHANGE IN UNITS:
Beginning units	742,550	882,785	464,253	562,207	121,550	117,649	286,326	315,449
Units purchased	124,530	55,162	32,930	28,415	32,229	34,555	16,321	12,359
Units surrendered	(127,706)	(195,397)	(34,061)	(126,369)	(32,242)	(30,654)	(37,168)	(41,482)

Ending units	739,374	742,550	463,122	464,253	121,537	121,550	265,479	286,326

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$63,280	72,723	-	101,246	122,637	169,200	31,086	14,956
Realized gain (loss) on investments	132,370	21,649	906,411	468,715	2,350,886	1,736,323	385,696	(659,610)
Change in unrealized gain (loss) on investments	878,649	32,158	2,865,681	4,534,648	11,331,707	4,229,027	952,743	2,140,077
Reinvested capital gains	109,410	449,012	354,169	1,325,855	1,918,642	6,512,852	215,221	644,105

Net increase (decrease) in contract owners’ equity resulting from operations	1,183,709	575,542	4,126,261	6,430,464	15,723,872	12,647,402	1,584,746	2,139,528

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	714,960	188,609	338,693	272,663	3,518,745	4,358,395	685,025	980,609
Transfers between funds	33,257	(126,901)	2,208,417	1,307,709	1,964,917	1,121,062	1,565,728	255,138
Surrenders (notes 3, 4, 5, 6 and 7)	(569,246)	(516,603)	(1,722,644)	(1,353,211)	(7,049,437)	(7,514,657)	(2,043,001)	(1,919,773)
Adjustments to maintain reserves	(16)	(21)	(77)	15	(8,187)	945	(126)	5

Net equity transactions	178,955	(454,916)	824,389	227,176	(1,573,962)	(2,034,255)	207,626	(684,021)

Net change in contract owners’ equity	1,362,664	120,626	4,950,650	6,657,640	14,149,910	10,613,147	1,792,372	1,455,507
Contract owners’ equity at beginning of period	4,957,599	4,836,973	19,440,206	12,782,566	116,794,221	106,181,074	23,247,069	21,791,562

Contract owners’ equity at end of period	$6,320,263	4,957,599	24,390,856	19,440,206	130,944,131	116,794,221	25,039,441	23,247,069

CHANGE IN UNITS:
Beginning units	174,770	192,818	401,827	400,269	3,367,702	3,434,675	908,828	920,683
Units purchased	21,839	6,994	49,865	43,327	223,496	313,680	133,995	207,517
Units surrendered	(16,410)	(25,042)	(36,865)	(41,769)	(264,791)	(380,653)	(123,942)	(219,372)

Ending units	180,199	174,770	414,827	401,827	3,326,407	3,367,702	918,881	908,828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX1		GVIDA		GVIDC		GVIDM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$346,191	182,448	18,124	47,958	23,853	(190)	113,033	63,433
Realized gain (loss) on investments	518,186	290,572	722,024	(435,580)	243,733	(34,273)	756,145	621,021
Change in unrealized gain (loss) on investments	2,747,935	998,877	5,478,546	2,754,168	104,688	911,200	6,266,233	2,809,058
Reinvested capital gains	111,702	170,222	865,707	2,607,851	110,760	150,171	945,175	4,213,803

Net increase (decrease) in contract owners’ equity resulting from operations	3,724,014	1,642,119	7,084,401	4,974,397	483,034	1,026,908	8,080,586	7,707,315

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	269,815	544,137	1,574,209	1,483,360	570,142	654,008	933,305	2,276,424
Transfers between funds	3,778,179	1,847,619	3,090,459	(197,252)	1,618,247	2,142,717	(121,319)	2,221,853
Surrenders (notes 3, 4, 5, 6 and 7)	(922,314)	(630,477)	(2,619,449)	(3,513,497)	(721,806)	(1,316,537)	(5,982,738)	(5,147,796)
Adjustments to maintain reserves	(6)	(2)	(1,779)	261	(6)	38	(167)	25

Net equity transactions	3,125,674	1,761,277	2,043,440	(2,227,128)	1,466,577	1,480,226	(5,170,919)	(649,494)

Net change in contract owners’ equity	6,849,688	3,403,396	9,127,841	2,747,269	1,949,611	2,507,134	2,909,667	7,057,821
Contract owners’ equity at beginning of period	10,882,142	7,478,746	45,170,734	42,423,465	16,784,610	14,277,476	81,778,533	74,720,712

Contract owners’ equity at end of period	$17,731,830	10,882,142	54,298,575	45,170,734	18,734,221	16,784,610	84,688,200	81,778,533

CHANGE IN UNITS:
Beginning units	399,563	324,557	1,229,338	1,302,019	804,038	728,384	2,723,052	2,741,076
Units purchased	141,588	101,759	158,954	106,707	205,111	182,046	303,921	274,960
Units surrendered	(33,966)	(26,753)	(107,704)	(179,388)	(135,200)	(106,392)	(471,336)	(292,984)

Ending units	507,185	399,563	1,280,588	1,229,338	873,949	804,038	2,555,637	2,723,052

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIX2		HIBF		IDPG		IDPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$106,958	80,346	1,048,529	1,098,177	1,315	18	43	10
Realized gain (loss) on investments	70,451	(24,353)	(24,096)	(101,296)	6,403	(135)	57	(1)
Change in unrealized gain (loss) on investments	207,293	203,770	30,163	34,387	15,686	563	411	301
Reinvested capital gains	-	105,317	-	-	11,314	265	231	90

Net increase (decrease) in contract owners’ equity resulting from operations	384,702	365,080	1,054,596	1,031,268	34,718	711	742	400

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	102,890	133,018	259,099	261,729	576	576	317	202
Transfers between funds	(265,164)	513,131	875,529	(1,817,747)	271,194	-	1,206	535
Surrenders (notes 3, 4, 5, 6 and 7)	(61,218)	(100,761)	(1,310,578)	(1,051,336)	(5,829)	(5,535)	(665)	(375)
Adjustments to maintain reserves	(4)	(6)	(1,243)	22	(11)	(3)	(6)	(1)

Net equity transactions	(223,496)	545,382	(177,193)	(2,607,332)	265,930	(4,962)	852	361

Net change in contract owners’ equity	161,206	910,462	877,403	(1,576,064)	300,648	(4,251)	1,594	761
Contract owners’ equity at beginning of period	3,935,044	3,024,582	22,064,177	23,640,241	15,308	19,559	8,449	7,688

Contract owners’ equity at end of period	$4,096,250	3,935,044	22,941,580	22,064,177	315,956	15,308	10,043	8,449

CHANGE IN UNITS:
Beginning units	301,848	249,031	608,700	689,566	1,075	1,464	628	599
Units purchased	25,023	74,251	123,808	36,822	19,130	128	119	59
Units surrendered	(42,587)	(21,434)	(121,561)	(117,688)	(454)	(517)	(54)	(30)

Ending units	284,284	301,848	610,947	608,700	19,751	1,075	693	628

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		MSBF		NCPG		NCPGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,519,363	1,088,960	606,698	338,070	497	1,268	68	116
Realized gain (loss) on investments	1,777,391	(4,765,478)	25,811	(151,837)	1,341	(266)	26	19
Change in unrealized gain (loss) on investments	23,298,739	12,688,213	(91,741)	127,054	17,010	7,982	1,877	485
Reinvested capital gains	2,432,651	5,249,551	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,028,144	14,261,246	540,768	313,287	18,848	8,984	1,971	620

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,355,523	3,242,262	242,102	267,217	7,356	58,058	576	488
Transfers between funds	(1,189,016)	(5,197,849)	452,769	(355,601)	(557)	(881)	-	18,423
Surrenders (notes 3, 4, 5, 6 and 7)	(6,302,414)	(5,670,127)	(679,341)	(811,208)	81,152	(92,695)	(487)	(5,158)
Adjustments to maintain reserves	(189)	(622)	(4)	(18)	(7)	5	(4)	4

Net equity transactions	(4,136,096)	(7,626,336)	15,526	(899,610)	87,944	(35,513)	85	13,757

Net change in contract owners’ equity	24,892,048	6,634,910	556,294	(586,323)	106,792	(26,529)	2,056	14,377
Contract owners’ equity at beginning of period	123,638,238	117,003,328	10,564,120	11,150,443	92,776	119,305	19,227	4,850

Contract owners’ equity at end of period	$148,530,286	123,638,238	11,120,414	10,564,120	199,568	92,776	21,283	19,227

CHANGE IN UNITS:
Beginning units	1,913,851	2,062,940	379,112	416,531	6,631	9,171	1,448	385
Units purchased	213,775	179,394	42,819	20,999	6,441	5,809	41	1,479
Units surrendered	(317,691)	(328,483)	(43,524)	(58,418)	(744)	(8,349)	(34)	(416)

Ending units	1,809,935	1,913,851	378,407	379,112	12,328	6,631	1,455	1,448

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NJMMA2		NJMMAY		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10)	38	21,713	1,033	485,719	552,932	335,221	235,645
Realized gain (loss) on investments	1,505	76	432	41	517,113	(256,804)	927,611	16,917
Change in unrealized gain (loss) on investments	(1,559)	1,559	11,036	30,876	10,465,218	(1,296,221)	5,729,585	2,797,271
Reinvested capital gains	-	-	28,379	2,530	-	907,118	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64)	1,673	61,560	34,480	11,468,050	(92,975)	6,992,417	3,049,833

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	-	-	2,373	725,220	1,161,968	376,175
Transfers between funds	(54,779)	53,840	974	749,579	(2,020,475)	(3,526,019)	440,104	16,970,200
Surrenders (notes 3, 4, 5, 6 and 7)	(153)	(517)	(7,947)	(3,600)	(3,435,138)	(2,681,363)	(783,725)	(63,693)
Adjustments to maintain reserves	(4)	4	(3)	-	(260)	283	11	24

Net equity transactions	(54,936)	53,327	(6,976)	745,979	(5,453,500)	(5,481,879)	818,358	17,282,706

Net change in contract owners’ equity	(55,000)	55,000	54,584	780,459	6,014,550	(5,574,854)	7,810,775	20,332,539
Contract owners’ equity at beginning of period	55,000	-	780,459	-	35,592,148	41,167,002	20,332,539	-

Contract owners’ equity at end of period	$-	55,000	835,043	780,459	41,606,698	35,592,148	28,143,314	20,332,539

CHANGE IN UNITS:
Beginning units	5,403	-	76,088	-	990,802	1,163,109	1,715,353	-
Units purchased	-	5,455	300	76,448	3	31,701	249,745	1,765,470
Units surrendered	(5,403)	(52)	(746)	(360)	(129,856)	(204,008)	(201,796)	(50,117)

Ending units	-	5,403	75,642	76,088	860,949	990,802	1,763,302	1,715,353

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,445,116	7,810,491	52,844	95,414	12,590	38,128	6,652	7,177
Realized gain (loss) on investments	11,369,391	829,654	60,382	9,198	13,140	(160,564)	106,458	(40,914)
Change in unrealized gain (loss) on investments	(21,291,810)	16,185,049	(232,805)	95,469	623,058	526,025	40,250	287,329
Reinvested capital gains	884,372	-	80,805	8,043	-	149,476	8,833	8,508

Net increase (decrease) in contract owners’ equity resulting from operations	(4,592,931)	24,825,194	(38,774)	208,124	648,788	553,065	162,193	262,100

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	370,058	695,854	100,171	95,631	354,169	541,289	310,452	495,423
Transfers between funds	(135,855,424)	63,671,822	(518,813)	1,054,776	(324,464)	(758,610)	(491,859)	970,204
Surrenders (notes 3, 4, 5, 6 and 7)	(4,411,780)	(10,478,321)	(575,657)	(245,092)	(294,127)	85,238	(323,222)	(421,698)
Adjustments to maintain reserves	(250)	114	(7)	6	6	(1)	(2)	19

Net equity transactions	(139,897,396)	53,889,469	(994,306)	905,321	(264,416)	(132,084)	(504,631)	1,043,948

Net change in contract owners’ equity	(144,490,327)	78,714,663	(1,033,080)	1,113,445	384,372	420,981	(342,438)	1,306,048
Contract owners’ equity at beginning of period	381,622,725	302,908,062	3,724,668	2,611,223	4,477,882	4,056,901	4,303,945	2,997,897

Contract owners’ equity at end of period	$237,132,398	381,622,725	2,691,588	3,724,668	4,862,254	4,477,882	3,961,507	4,303,945

CHANGE IN UNITS:
Beginning units	30,603,276	22,483,412	214,351	160,810	207,791	209,609	251,827	189,973
Units purchased	1,951,832	9,883,886	10,599	69,889	21,978	66,753	36,170	111,989
Units surrendered	(13,115,342)	(1,764,022)	(68,441)	(16,348)	(34,849)	(68,571)	(66,451)	(50,135)

Ending units	19,439,766	30,603,276	156,509	214,351	194,920	207,791	221,546	251,827

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,596	76,134	5,569	11,606	24,346	61,412	6,619	31,919
Realized gain (loss) on investments	(83,720)	(179,273)	182,043	(52,199)	(55,674)	(129,886)	201,672	(65,901)
Change in unrealized gain (loss) on investments	1,479,292	820,087	(3,944)	253,462	1,212,242	694,991	458,561	462,745
Reinvested capital gains	-	151,940	566	15,036	-	216,212	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,416,168	868,888	184,234	227,905	1,180,914	842,729	666,852	428,763

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	294,610	246,557	292,447	353,100	628,642	960,761	424,154	581,475
Transfers between funds	652,297	(321,719)	(805,662)	331,933	1,467,628	(258,313)	(32,623)	(161,018)
Surrenders (notes 3, 4, 5, 6 and 7)	(402,509)	(219,871)	(282,410)	(360,055)	(777,440)	(473,462)	(395,625)	(590,289)
Adjustments to maintain reserves	15	(8)	(31)	(4)	(21)	36	(29)	23

Net equity transactions	544,413	(295,041)	(795,656)	324,974	1,318,809	229,022	(4,123)	(169,809)

Net change in contract owners’ equity	1,960,581	573,847	(611,422)	552,879	2,499,723	1,071,751	662,729	258,954
Contract owners’ equity at beginning of period	7,741,165	7,167,318	2,877,906	2,325,027	8,530,891	7,459,140	3,304,285	3,045,331

Contract owners’ equity at end of period	$9,701,746	7,741,165	2,266,484	2,877,906	11,030,614	8,530,891	3,967,014	3,304,285

CHANGE IN UNITS:
Beginning units	347,047	360,913	151,816	133,143	396,875	388,182	143,568	149,689
Units purchased	38,891	17,750	17,250	45,662	111,042	51,398	27,673	35,013
Units surrendered	(26,860)	(31,616)	(59,730)	(26,989)	(53,363)	(42,705)	(29,335)	(41,134)

Ending units	359,078	347,047	109,336	151,816	454,554	396,875	141,906	143,568

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,096	35,731	4,025	2,410	1,252	1,419	724	-
Realized gain (loss) on investments	170,035	(301,539)	27,209	1,124	16,192	(6,971)	1,782	12
Change in unrealized gain (loss) on investments	511,459	725,606	106,762	122,028	58,657	45,461	16,221	11,951
Reinvested capital gains	-	75,031	19,122	53,162	11,172	45,973	3,012	-

Net increase (decrease) in contract owners’ equity resulting from operations	697,590	534,829	157,118	178,724	87,273	85,882	21,739	11,963

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	729,051	1,072,608	53,419	65,185	2,631	21,495	71,532	4,892
Transfers between funds	323,995	(1,057,179)	(100,317)	87,045	(6,014)	(62,432)	9,075	142,696
Surrenders (notes 3, 4, 5, 6 and 7)	(454,597)	(725,745)	(301,423)	(83,487)	(146,086)	(44,718)	(2,211)	368
Adjustments to maintain reserves	(8)	(10)	12	(6)	(2)	21	4	(2)

Net equity transactions	598,441	(710,326)	(348,309)	68,737	(149,471)	(85,634)	78,400	147,954

Net change in contract owners’ equity	1,296,031	(175,497)	(191,191)	247,461	(62,198)	248	100,139	159,917
Contract owners’ equity at beginning of period	6,423,916	6,599,413	2,157,666	1,910,205	802,530	802,282	159,917	-

Contract owners’ equity at end of period	$7,719,947	6,423,916	1,966,475	2,157,666	740,332	802,530	260,056	159,917

CHANGE IN UNITS:
Beginning units	319,254	362,954	91,065	88,203	27,253	30,410	14,775	-
Units purchased	63,819	78,980	2,384	7,384	164	1,176	7,203	14,844
Units surrendered	(39,334)	(122,680)	(16,774)	(4,522)	(5,002)	(4,333)	(597)	(69)

Ending units	343,739	319,254	76,675	91,065	22,415	27,253	21,381	14,775

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVFIII		NVGEII		NVIDMP		NVIE6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,447	2,877	909	441	13,644	-	5,351	1,774
Realized gain (loss) on investments	1,841	4,314	4,215	1,078	21,660	-	1,735	1,022
Change in unrealized gain (loss) on investments	(7,363)	2,537	6,225	3,797	160,669	42,497	18,991	11,845
Reinvested capital gains	44	445	43	1	37,375	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,031)	10,173	11,392	5,317	233,348	42,497	26,077	14,641

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,692	4,070	1,121	586	1,271,010	241,878	-	-
Transfers between funds	(81,002)	162,423	40,521	29,821	1,234,392	739,913	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(5,952)	(46,531)	(9,259)	(16,464)	(14,082)	32,123	(4,182)	(4,166)
Adjustments to maintain reserves	(5)	2	(3)	1	(2)	3	(1)	2

Net equity transactions	(84,267)	119,964	32,380	13,944	2,491,318	1,013,917	(4,183)	(4,164)

Net change in contract owners’ equity	(88,298)	130,137	43,772	19,261	2,724,666	1,056,414	21,894	10,477
Contract owners’ equity at beginning of period	251,187	121,050	37,771	18,510	1,056,414	-	211,067	200,590

Contract owners’ equity at end of period	$162,889	251,187	81,543	37,771	3,781,080	1,056,414	232,961	211,067

CHANGE IN UNITS:
Beginning units	22,193	11,457	3,002	1,703	98,504	-	16,029	16,404
Units purchased	252	15,124	2,946	2,785	274,302	101,291	-	-
Units surrendered	(7,756)	(4,388)	(630)	(1,486)	(53,567)	(2,787)	(289)	(375)

Ending units	14,689	22,193	5,318	3,002	319,239	98,504	15,740	16,029

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,008,154	606,795	107,370	62,926	90,284	170,143	183,866	-
Realized gain (loss) on investments	1,196,262	(1,320,444)	28,615	16,930	101,065	(78,775)	64,063	9,767
Change in unrealized gain (loss) on investments	1,274,525	2,352,195	(232,546)	100,316	(1,163,532)	2,182,052	282,650	762,468
Reinvested capital gains	-	713,044	83,668	-	766,862	5,313,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,478,941	2,351,590	(12,893)	180,172	(205,321)	7,586,545	530,579	772,235

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	779,602	1,099,380	50,258	79,324	571,967	560,692	211,955	31,381
Transfers between funds	2,504,892	1,233,268	3,479,535	63,078	603,928	(267,728)	78,721	4,450,741
Surrenders (notes 3, 4, 5, 6 and 7)	(1,135,818)	(2,039,561)	(105,026)	(76,236)	(1,515,677)	(1,429,738)	(261,356)	(204,300)
Adjustments to maintain reserves	35	(21)	13	(12)	(21)	(200)	(2)	4

Net equity transactions	2,148,711	293,066	3,424,780	66,154	(339,803)	(1,136,974)	29,318	4,277,826

Net change in contract owners’ equity	5,627,652	2,644,656	3,411,887	246,326	(545,124)	6,449,571	559,897	5,050,061
Contract owners’ equity at beginning of period	30,959,979	28,315,323	2,277,107	2,030,781	22,475,770	16,026,199	5,050,061	-

Contract owners’ equity at end of period	$36,587,631	30,959,979	5,688,994	2,277,107	21,930,646	22,475,770	5,609,958	5,050,061

CHANGE IN UNITS:
Beginning units	2,414,968	2,374,544	120,503	117,469	1,114,827	1,200,666	428,631	-
Units purchased	519,057	689,438	203,987	19,404	69,920	48,444	28,391	436,313
Units surrendered	(358,969)	(649,014)	(21,237)	(16,370)	(85,064)	(134,283)	(26,422)	(7,682)

Ending units	2,575,056	2,414,968	303,253	120,503	1,099,683	1,114,827	430,600	428,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,823)	(4,505)	74,285	(4,601)	76,761	149,633	94,331	224,835
Realized gain (loss) on investments	(249,976)	(792,024)	1,800,677	(246,078)	121,464	(2,411,497)	(607,427)	(860,941)
Change in unrealized gain (loss) on investments	3,628,322	(2,510,313)	(13,522,538)	18,764,097	1,619,759	2,243,367	3,314,227	388,016
Reinvested capital gains	3,475,283	7,477,665	8,510,810	6,719,538	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,848,806	4,170,823	(3,136,766)	25,232,956	1,817,984	(18,497)	2,801,131	(248,090)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	311,349	457,992	1,637,227	1,187,727	1,030,639	1,288,891	380,975	291,640
Transfers between funds	229,095	(997,888)	(1,766,712)	2,151,786	332,894	(1,333,082)	(32,832)	(242,215)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,104,754)	(1,075,419)	(4,492,820)	(3,485,271)	(826,044)	(681,068)	(2,171,081)	(887,763)
Adjustments to maintain reserves	34	70	49	23	(22)	(7)	1	(7)

Net equity transactions	(564,276)	(1,615,245)	(4,622,256)	(145,735)	537,467	(725,266)	(1,822,937)	(838,345)

Net change in contract owners’ equity	6,284,530	2,555,578	(7,759,022)	25,087,221	2,355,451	(743,763)	978,194	(1,086,435)
Contract owners’ equity at beginning of period	17,642,372	15,086,794	68,167,277	43,080,056	8,001,705	8,745,468	12,228,172	13,314,607

Contract owners’ equity at end of period	$23,926,902	17,642,372	60,408,255	68,167,277	10,357,156	8,001,705	13,206,366	12,228,172

CHANGE IN UNITS:
Beginning units	487,140	542,567	1,518,258	1,543,482	302,109	326,265	464,832	500,340
Units purchased	25,807	52,530	112,065	116,002	76,779	75,064	16,563	18,902
Units surrendered	(42,517)	(107,957)	(218,922)	(141,226)	(63,994)	(99,220)	(76,597)	(54,410)

Ending units	470,430	487,140	1,411,401	1,518,258	314,894	302,109	404,798	464,832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNSR1		NVOLG1		NVRE1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$64,064	72,582	1,618	1,273	1,476,995	2,488,042	387,195	431,071
Realized gain (loss) on investments	691,433	284,603	5,519	(7,090)	5,127,906	1,829,411	1,320,551	(1,135,355)
Change in unrealized gain (loss) on investments	3,747,059	458,792	20,172	9,121	51,367,793	9,974,154	12,035,299	(1,240,836)
Reinvested capital gains	424,925	1,425,087	22,775	11,260	3,897,469	18,809,132	-	138,145

Net increase (decrease) in contract owners’ equity resulting from operations	4,927,481	2,241,064	50,084	14,564	61,870,163	33,100,739	13,743,045	(1,806,975)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	390,689	377,099	7,688	10,703	4,458,810	4,559,948	937,741	836,049
Transfers between funds	(61,327)	(402,375)	410,999	(33,526)	79,353,521	(2,421,795)	2,447,909	690,183
Surrenders (notes 3, 4, 5, 6 and 7)	(1,844,108)	(1,458,213)	(16,893)	(27,945)	(19,537,507)	(14,479,175)	(2,972,508)	(2,457,049)
Adjustments to maintain reserves	4	(24)	5	(12)	155	(538)	54	10

Net equity transactions	(1,514,742)	(1,483,513)	401,799	(50,780)	64,274,979	(12,341,560)	413,196	(930,807)

Net change in contract owners’ equity	3,412,739	757,551	451,883	(36,216)	126,145,142	20,759,179	14,156,241	(2,737,782)
Contract owners’ equity at beginning of period	19,262,259	18,504,708	179,085	215,301	207,291,349	186,532,170	29,813,361	32,551,143

Contract owners’ equity at end of period	$22,674,998	19,262,259	630,968	179,085	333,436,491	207,291,349	43,969,602	29,813,361

CHANGE IN UNITS:
Beginning units	682,661	744,674	6,144	8,372	3,865,693	4,099,182	1,317,987	1,372,936
Units purchased	16,330	21,704	12,098	822	1,219,812	185,573	115,223	99,027
Units surrendered	(64,079)	(83,717)	(1,056)	(3,050)	(368,081)	(419,062)	(150,158)	(153,976)

Ending units	634,912	682,661	17,186	6,144	4,717,424	3,865,693	1,283,052	1,317,987

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIX2		NVSIXD		NVSTB1		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,202	11,149	317	-	1,897,525	3,397,445	22,121	52,051
Realized gain (loss) on investments	(132,291)	(64,530)	(57)	-	(186,551)	947,566	24,870	4,759
Change in unrealized gain (loss) on investments	298,928	264,489	(80)	-	(2,614,329)	6,065	(57,708)	29,152
Reinvested capital gains	37,029	55,242	151	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	223,868	266,350	331	-	(903,355)	4,351,076	(10,717)	85,962

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	102,583	77,702	8,599	-	979,106	216,687	117,323	294,529
Transfers between funds	763,609	131,439	19,770	-	131,225,358	(70,529,302)	(980,423)	468,450
Surrenders (notes 3, 4, 5, 6 and 7)	(111,179)	(31,050)	(285)	-	(3,194,562)	(4,758,602)	(278,644)	(552,485)
Adjustments to maintain reserves	(2)	11	(1)	-	356	(6,762)	2	4

Net equity transactions	755,011	178,102	28,083	-	129,010,258	(75,077,979)	(1,141,742)	210,498

Net change in contract owners’ equity	978,879	444,452	28,414	-	128,106,903	(70,726,903)	(1,152,459)	296,460
Contract owners’ equity at beginning of period	1,557,624	1,113,172	-	-	32,108,328	102,835,231	3,237,618	2,941,158

Contract owners’ equity at end of period	$2,536,503	1,557,624	28,414	-	160,215,231	32,108,328	2,085,159	3,237,618

CHANGE IN UNITS:
Beginning units	67,903	57,737	-	-	2,453,537	8,069,491	251,284	234,739
Units purchased	37,555	12,779	1,584	-	10,249,217	132,014	19,830	60,617
Units surrendered	(4,377)	(2,613)	(16)	-	(452,901)	(5,747,968)	(108,317)	(44,072)

Ending units	101,081	67,903	1,568	-	12,249,853	2,453,537	162,797	251,284

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SAM5		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21,223	12,733	(19)	102,816	(388,051)	176,094	(29,033)	(20,161)
Realized gain (loss) on investments	(27)	(47,967)	-	-	-	-	255,484	(3,247,065)
Change in unrealized gain (loss) on investments	65,644	62,618	-	-	-	-	14,384,031	10,469,700
Reinvested capital gains	-	-	-	-	-	-	612,629	1,683,638

Net increase (decrease) in contract owners’ equity resulting from operations	86,840	27,384	(19)	102,816	(388,051)	176,094	15,223,111	8,886,112

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	14,555	4,076,430	3,479,403	54,261,946	45,559,035	806,493	761,450
Transfers between funds	(5,465)	(223,804)	(878,909)	5,211,486	5,129,098	(11,776,647)	2,450,867	(2,167,601)
Surrenders (notes 3, 4, 5, 6 and 7)	(47,567)	(75,766)	(6,289,410)	(13,919,451)	(21,610,484)	(32,005,043)	(3,395,162)	(2,298,749)
Adjustments to maintain reserves	(2)	5	167,710	(410)	(170)	453	(2,476)	544

Net equity transactions	(53,034)	(285,010)	(2,924,179)	(5,228,972)	37,780,390	1,777,798	(140,278)	(3,704,356)

Net change in contract owners’ equity	33,806	(257,626)	(2,924,198)	(5,126,156)	37,392,339	1,953,892	15,082,833	5,181,756
Contract owners’ equity at beginning of period	837,364	1,094,990	38,495,066	43,621,222	225,619,161	223,665,269	49,314,100	44,132,344

Contract owners’ equity at end of period	$871,170	837,364	35,570,868	38,495,066	263,011,500	225,619,161	64,396,933	49,314,100

CHANGE IN UNITS:
Beginning units	43,969	60,476	2,592,546	2,945,259	19,122,843	18,952,580	712,462	795,273
Units purchased	-	1,176	353,165	691,318	11,433,316	8,469,222	201,320	36,527
Units surrendered	(2,533)	(17,683)	(550,136)	(1,044,031)	(8,364,395)	(8,298,959)	(269,031)	(119,338)

Ending units	41,436	43,969	2,395,575	2,592,546	22,191,764	19,122,843	644,751	712,462

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(23,543)	(18,326)	(17,413)	13,252	398,219	504,059	(4,715)	(3,856)
Realized gain (loss) on investments	1,088,517	(42,131)	(2,193,507)	(5,615,653)	1,534,412	13,092,184	196,495	120,627
Change in unrealized gain (loss) on investments	(535,436)	6,829,915	14,131,117	7,369,812	5,837,195	(11,660,660)	(169,672)	276,758
Reinvested capital gains	3,063,461	3,545,415	-	159,995	2,367,715	3,261,012	200,971	70,902

Net increase (decrease) in contract owners’ equity resulting from operations	3,592,999	10,314,873	11,920,197	1,927,406	10,137,541	5,196,595	223,079	464,431

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	964,029	935,675	1,287,062	971,429	1,694,934	1,805,718	1,602	23,593
Transfers between funds	(1,294,531)	(2,043,890)	2,340,974	(339,380)	105,064	(32,634,083)	(61,389)	(466,407)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,374,527)	(1,480,174)	(3,712,626)	(2,059,820)	(4,746,369)	(4,250,105)	(153,902)	(175,498)
Adjustments to maintain reserves	(60)	68	(22)	(169)	(28,104)	2,652	(2,345)	(8,719)

Net equity transactions	(1,705,089)	(2,588,321)	(84,612)	(1,427,940)	(2,974,475)	(35,075,818)	(216,034)	(627,031)

Net change in contract owners’ equity	1,887,910	7,726,552	11,835,585	499,466	7,163,066	(29,879,223)	7,045	(162,600)
Contract owners’ equity at beginning of period	34,251,785	26,525,233	37,873,821	37,374,355	48,008,857	77,888,080	1,865,369	2,027,969

Contract owners’ equity at end of period	$36,139,695	34,251,785	49,709,406	37,873,821	55,171,923	48,008,857	1,872,414	1,865,369

CHANGE IN UNITS:
Beginning units	530,757	578,711	581,639	605,244	1,058,399	2,069,600	40,347	58,523
Units purchased	76,833	44,396	83,926	53,903	58,873	56,589	140	3,244
Units surrendered	(100,517)	(92,350)	(98,772)	(77,508)	(117,647)	(1,067,790)	(4,549)	(21,420)

Ending units	507,073	530,757	566,793	581,639	999,625	1,058,399	35,938	40,347

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMMCGS		AMRI		AMSRS		AMTB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	74	280	10,604	13,635	150,725	64,937
Realized gain (loss) on investments	77,026	127,234	1,200	(2,439)	132,168	236,305	31,034	(9,346)
Change in unrealized gain (loss) on investments	(76,578)	177,084	3,011	124	392,070	(53,172)	(164,652)	33,192
Reinvested capital gains	135,719	53,499	-	-	54,601	95,535	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	136,167	357,817	4,285	(2,035)	589,443	292,303	17,107	88,783

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	21,014	19,583	256	5,497	44,767	46,254	94,858	73,641
Transfers between funds	(19,683)	(233,440)	498	(12,518)	(138,356)	(737,598)	3,567,803	88,198
Surrenders (notes 3, 4, 5, 6 and 7)	(128,673)	(202,288)	(20,557)	(452)	(226,279)	(236,414)	(682,603)	(297,916)
Adjustments to maintain reserves	54	(78)	(3)	(2)	(497)	147	8	(79)

Net equity transactions	(127,288)	(416,223)	(19,806)	(7,475)	(320,365)	(927,611)	2,980,066	(136,156)

Net change in contract owners’ equity	8,879	(58,406)	(15,521)	(9,510)	269,078	(635,308)	2,997,173	(47,373)
Contract owners’ equity at beginning of period	1,109,490	1,167,896	28,716	38,226	2,659,925	3,295,233	2,846,187	2,893,560

Contract owners’ equity at end of period	$1,118,369	1,109,490	13,195	28,716	2,929,003	2,659,925	5,843,360	2,846,187

CHANGE IN UNITS:
Beginning units	51,504	75,744	1,350	1,756	49,461	73,644	207,597	218,350
Units purchased	1,222	2,082	30	318	1,075	2,183	264,928	14,892
Units surrendered	(6,670)	(26,322)	(917)	(724)	(6,423)	(26,366)	(49,453)	(25,645)

Ending units	46,056	51,504	463	1,350	44,113	49,461	423,072	207,597

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$686	993	527	921	1,603	1,228	602,957	619,792
Realized gain (loss) on investments	178	(211)	383	54	1,193	78	124,405	(829,352)
Change in unrealized gain (loss) on investments	4,163	1,181	5,347	1,561	13,038	3,978	64,073	66,099
Reinvested capital gains	-	639	-	-	-	486	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,027	2,602	6,257	2,536	15,834	5,770	791,435	(143,461)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,606	3,526	3,456	3,456	3,540	3,561	379,779	265,467
Transfers between funds	15,445	-	-	-	1,206	84,110	(390,298)	(9,143,002)
Surrenders (notes 3, 4, 5, 6 and 7)	(4,560)	(3,383)	(2,343)	(2,225)	(9,462)	(2,946)	(540,474)	(784,315)
Adjustments to maintain reserves	3	(4)	5	(7)	-	5	(14)	13

Net equity transactions	15,494	139	1,118	1,224	(4,716)	84,730	(551,007)	(9,661,837)

Net change in contract owners’ equity	20,521	2,741	7,375	3,760	11,118	90,500	240,428	(9,805,298)
Contract owners’ equity at beginning of period	49,013	46,272	50,011	46,251	147,710	57,210	5,194,505	14,999,803

Contract owners’ equity at end of period	$69,534	49,013	57,386	50,011	158,828	147,710	5,434,933	5,194,505

CHANGE IN UNITS:
Beginning units	3,627	3,618	3,592	3,493	10,474	4,296	214,380	675,872
Units purchased	1,462	280	230	275	355	6,447	39,523	33,935
Units surrendered	(347)	(271)	(157)	(176)	(681)	(269)	(60,377)	(495,427)

Ending units	4,742	3,627	3,665	3,592	10,148	10,474	193,526	214,380

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$89,369	72,778	4,156	21,873	40,737	12,611	40,950	34,194
Realized gain (loss) on investments	1,243	(84,463)	(1,510)	3,815	3,967	5,547	2,102	(20,205)
Change in unrealized gain (loss) on investments	(215,883)	107,363	(11,045)	(14,315)	(95,703)	48,155	(10,821)	36,887
Reinvested capital gains	2,631	-	2,370	-	13,166	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,640)	95,678	(6,029)	11,373	(37,833)	66,313	32,231	50,876

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	57,837	65,093	47,185	16,882	131,648	72,227	97,780	1,992
Transfers between funds	8,788	194,779	(42,346)	(45,065)	280,220	10,790	34,769	224,491
Surrenders (notes 3, 4, 5, 6 and 7)	(75,886)	(324,917)	(5,638)	(8,928)	(18,544)	(12,581)	(15,301)	(10,184)
Adjustments to maintain reserves	(8)	131	6	17	3	40	10	152

Net equity transactions	(9,269)	(64,914)	(793)	(37,094)	393,327	70,476	117,258	216,451

Net change in contract owners’ equity	(131,909)	30,764	(6,822)	(25,721)	355,494	136,789	149,489	267,327
Contract owners’ equity at beginning of period	1,623,712	1,592,948	376,994	402,715	623,388	486,599	869,082	601,755

Contract owners’ equity at end of period	$1,491,803	1,623,712	370,172	376,994	978,882	623,388	1,018,571	869,082

CHANGE IN UNITS:
Beginning units	104,814	114,171	32,323	36,396	53,516	45,894	73,350	53,595
Units purchased	27,914	34,034	12,814	15,054	42,336	11,795	18,432	37,268
Units surrendered	(28,847)	(43,391)	(12,786)	(19,127)	(7,997)	(4,173)	(8,692)	(17,513)

Ending units	103,881	104,814	32,351	32,323	87,855	53,516	83,090	73,350

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$158,765	397,380	283,411	200,578	2,487,665	602,069	14,245	8,391
Realized gain (loss) on investments	274,555	145,589	(1,442,857)	535,797	1,353,199	1,378,126	1,423	(3,579)
Change in unrealized gain (loss) on investments	(918,262)	548,008	(3,632,420)	(319,224)	(1,094,737)	3,327,696	46,663	(3,152)
Reinvested capital gains	-	-	3,872,848	67,562	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(484,942)	1,090,977	(919,018)	484,713	2,746,127	5,307,891	62,331	1,660

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	633,796	514,430	12,389	58,718	652,938	485,293	7,617	3,029
Transfers between funds	4,480,266	7,528,821	(3,102,248)	9,578,736	1,477,195	2,549,998	171,900	11,044
Surrenders (notes 3, 4, 5, 6 and 7)	(1,552,446)	(2,718,914)	(230,689)	(136,340)	(1,059,601)	(3,407,226)	(10,233)	(6,390)
Adjustments to maintain reserves	(630)	3,101	(568)	1,050	(2,822)	6,218	2	(1)

Net equity transactions	3,560,986	5,327,438	(3,321,116)	9,502,164	1,067,710	(365,717)	169,286	7,682

Net change in contract owners’ equity	3,076,044	6,418,415	(4,240,134)	9,986,877	3,813,837	4,942,174	231,617	9,342
Contract owners’ equity at beginning of period	41,172,809	34,754,394	18,624,770	8,637,893	52,134,936	47,192,762	150,242	140,900

Contract owners’ equity at end of period	$44,248,853	41,172,809	14,384,636	18,624,770	55,948,773	52,134,936	381,859	150,242

CHANGE IN UNITS:
Beginning units	2,498,735	2,169,008	870,553	474,406	2,268,920	2,292,172	23,857	22,676
Units purchased	634,503	732,619	17,485	409,896	306,489	293,085	22,983	2,560
Units surrendered	(420,053)	(402,892)	(181,554)	(13,749)	(268,028)	(316,337)	(1,366)	(1,379)

Ending units	2,713,185	2,498,735	706,484	870,553	2,307,381	2,268,920	45,474	23,857

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,252,000	1,544,717	23,201	24,979	-	1,004	15,611	17,113
Realized gain (loss) on investments	539,146	1,222,867	65,639	6,513	160,957	550,068	63,824	(4,775)
Change in unrealized gain (loss) on investments	(5,995,103)	2,578,141	330,044	(1,792)	228,406	237,299	(28,479)	102,716
Reinvested capital gains	3,096,370	885,171	72,232	100,574	340,268	141,971	48,141	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,107,587)	6,230,896	491,116	130,274	729,631	930,342	99,097	115,054

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,334,267	2,291,343	54,196	38,056	55,686	187,484	46,878	20,963
Transfers between funds	(8,029,128)	5,580,392	236,276	121,964	(516,138)	865,962	62,163	(44,273)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,530,928)	(4,720,303)	(142,807)	(92,486)	(211,778)	(268,191)	(325,104)	(109,588)
Adjustments to maintain reserves	(2,835)	8,680	(6)	10	(11)	(11)	(7)	5

Net equity transactions	(8,228,624)	3,160,112	147,659	67,544	(672,241)	785,244	(216,070)	(132,893)

Net change in contract owners’ equity	(9,336,211)	9,391,008	638,775	197,818	57,390	1,715,586	(116,973)	(17,839)
Contract owners’ equity at beginning of period	81,214,234	71,823,226	1,698,982	1,501,164	3,610,974	1,895,388	1,204,943	1,222,782

Contract owners’ equity at end of period	$71,878,023	81,214,234	2,337,757	1,698,982	3,668,364	3,610,974	1,087,970	1,204,943

CHANGE IN UNITS:
Beginning units	3,331,795	3,204,002	118,429	110,712	140,035	101,955	40,015	45,519
Units purchased	752,103	746,962	21,663	16,956	4,212	52,942	3,706	1,263
Units surrendered	(1,094,296)	(619,169)	(12,086)	(9,239)	(28,263)	(14,862)	(10,519)	(6,767)

Ending units	2,989,602	3,331,795	128,006	118,429	115,984	140,035	33,202	40,015

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTSCB		ROCMC		TRBCGP		TREI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,600	7,162	(3,341)	(3,901)	(217,578)	(182,261)	252,379	361,943
Realized gain (loss) on investments	260,852	(139,701)	402,195	(898,414)	10,631,845	9,456,157	759,622	(2,501,150)
Change in unrealized gain (loss) on investments	157,414	255,228	212,261	828,780	(3,917,728)	19,266,798	2,257,910	1,306,053
Reinvested capital gains	-	-	127,656	33,085	14,805,065	4,013,456	1,511,862	433,446

Net increase (decrease) in contract owners’ equity resulting from operations	424,866	122,689	738,771	(40,450)	21,301,604	32,554,150	4,781,773	(399,708)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	154,766	143,254	57,825	(25,582)	5,336,075	5,072,803	193,588	147,801
Transfers between funds	(103,083)	25,630	(333,216)	(1,386,885)	(10,387,362)	(1,815,347)	(2,504,689)	(1,853,820)
Surrenders (notes 3, 4, 5, 6 and 7)	(34,098)	(26,484)	(98,170)	(173,358)	(7,072,674)	(7,071,485)	(1,014,343)	(1,808,300)
Adjustments to maintain reserves	(12)	7	39	(10)	(5,734)	(523)	34	84

Net equity transactions	17,573	142,407	(373,522)	(1,585,835)	(12,129,695)	(3,814,552)	(3,325,410)	(3,514,235)

Net change in contract owners’ equity	442,439	265,096	365,249	(1,626,285)	9,171,909	28,739,598	1,456,363	(3,913,943)
Contract owners’ equity at beginning of period	1,041,141	776,045	2,537,248	4,163,533	129,855,277	101,115,679	20,125,400	24,039,343

Contract owners’ equity at end of period	$1,483,580	1,041,141	2,902,497	2,537,248	139,027,186	129,855,277	21,581,763	20,125,400

CHANGE IN UNITS:
Beginning units	54,468	42,112	56,567	114,963	3,107,541	3,244,814	523,995	632,019
Units purchased	14,825	16,503	17,228	16,084	238,760	149,347	121,572	81,863
Units surrendered	(13,768)	(4,147)	(24,248)	(74,480)	(513,637)	(286,620)	(198,528)	(189,887)

Ending units	55,525	54,468	49,547	56,567	2,832,664	3,107,541	447,039	523,995

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHS2		TRLT1		TRMCG2		TRNAG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	251,545	466,039	(85,682)	(68,133)	(124,652)	(102,729)
Realized gain (loss) on investments	1,455,575	933,933	51,120	993,787	1,251,009	402,860	6,777,207	6,907,981
Change in unrealized gain (loss) on investments	(600,549)	1,684,031	(538,642)	(175,716)	(615,316)	3,852,026	(7,584,167)	6,126,639
Reinvested capital gains	1,012,908	896,572	162,765	-	4,569,891	2,341,247	16,093,220	11,578,313

Net increase (decrease) in contract owners’ equity resulting from operations	1,867,934	3,514,536	(73,212)	1,284,110	5,119,902	6,528,000	15,161,608	24,510,204

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	741,358	607,526	17,211	2,221,229	13,665	(54,795)	2,032,624	1,800,997
Transfers between funds	(957,399)	1,383,035	14,519,761	(9,400,206)	4,006,031	(1,581,588)	(1,592,929)	(1,618,506)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,829,756)	(1,610,535)	(702,631)	(8,693,832)	(1,754,947)	(879,554)	(6,195,141)	(5,025,328)
Adjustments to maintain reserves	144	3	409	3,170	(131)	151	(60)	97

Net equity transactions	(2,045,653)	380,029	13,834,750	(15,869,639)	2,264,618	(2,515,786)	(5,755,506)	(4,842,740)

Net change in contract owners’ equity	(177,719)	3,894,565	13,761,538	(14,585,529)	7,384,520	4,012,214	9,406,102	19,667,464
Contract owners’ equity at beginning of period	16,120,573	12,226,008	12,996,616	27,582,145	36,246,339	32,234,125	77,132,392	57,464,928

Contract owners’ equity at end of period	$15,942,854	16,120,573	26,758,154	12,996,616	43,630,859	36,246,339	86,538,494	77,132,392

CHANGE IN UNITS:
Beginning units	244,003	239,216	1,117,431	2,482,744	371,946	407,648	1,053,561	1,133,445
Units purchased	9,775	31,284	1,857,536	757,102	73,009	10,006	142,808	119,332
Units surrendered	(39,904)	(26,497)	(677,967)	(2,122,415)	(54,147)	(45,708)	(218,661)	(199,216)

Ending units	213,874	244,003	2,297,000	1,117,431	390,808	371,946	977,708	1,053,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRPSB1		VWEM		VWHA		VVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$75,071	104,629	97,048	194,875	58,551	106,598	255,856	300,990
Realized gain (loss) on investments	504,897	(236,974)	704,198	197,551	1,550,409	(2,355,464)	346,510	68,906
Change in unrealized gain (loss) on investments	(612,379)	685,674	(2,222,048)	823,117	1,413,923	5,181,247	1,600,428	659,327
Reinvested capital gains	849,334	293,281	255,524	304,582	-	-	760,154	397,482

Net increase (decrease) in contract owners’ equity resulting from operations	816,923	846,610	(1,165,278)	1,520,125	3,022,883	2,932,381	2,962,948	1,426,705

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	573,234	589,534	181,364	189,364	759,454	713,449	2,865,126	72,037
Transfers between funds	51,859	(588,048)	(1,362,454)	(717,846)	64,306	(1,257,952)	3,326,105	1,299,731
Surrenders (notes 3, 4, 5, 6 and 7)	(1,674,486)	(601,914)	(770,836)	(727,829)	(1,061,719)	(1,346,773)	(1,833,875)	(852,586)
Adjustments to maintain reserves	10	5	(436)	94	3	62	(41)	47

Net equity transactions	(1,049,383)	(600,423)	(1,952,362)	(1,256,217)	(237,956)	(1,891,214)	4,357,315	519,229

Net change in contract owners’ equity	(232,460)	246,187	(3,117,640)	263,908	2,784,927	1,041,167	7,320,263	1,945,934
Contract owners’ equity at beginning of period	9,307,068	9,060,881	11,533,978	11,270,070	16,292,094	15,250,927	13,867,162	11,921,228

Contract owners’ equity at end of period	$9,074,608	9,307,068	8,416,338	11,533,978	19,077,021	16,292,094	21,187,425	13,867,162

CHANGE IN UNITS:
Beginning units	357,260	398,214	190,709	217,323	479,161	539,484	522,971	496,895
Units purchased	158,408	69,975	42,402	10,764	80,313	102,309	639,491	59,638
Units surrendered	(200,371)	(110,929)	(76,213)	(37,378)	(94,618)	(162,632)	(499,292)	(33,562)

Ending units	315,297	357,260	156,898	190,709	464,856	479,161	663,170	522,971

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVCG		VVEI		VVEIX		VVG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$166,184	212,284	4,733	1,214	1,573	151	783	-
Realized gain (loss) on investments	1,606,312	1,129,408	20,745	(4,656)	4,013	850	(2,890)	-
Change in unrealized gain (loss) on investments	975,913	615,843	48,987	24,165	17,454	25,435	20,545	-
Reinvested capital gains	1,348,197	527,865	3,629	1,275	3,818	-	16,637	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,096,606	2,485,400	78,094	21,998	26,858	26,436	35,075	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	19,104	2,935	199,381	41,746	4,580	1,544	239	-
Transfers between funds	841,761	(1,916,187)	274,797	105,192	(13,494)	77,408	279,685	-
Surrenders (notes 3, 4, 5, 6 and 7)	(1,953,368)	(1,012,250)	(10,756)	(3,015)	(1,745)	(954)	(2,432)	-
Adjustments to maintain reserves	(21)	30	4	-	8	(5)	(1)	-

Net equity transactions	(1,092,524)	(2,925,472)	463,426	143,923	(10,651)	77,993	277,491	-

Net change in contract owners’ equity	3,004,082	(440,072)	541,520	165,921	16,207	104,429	312,566	-
Contract owners’ equity at beginning of period	19,323,339	19,763,411	165,921	-	104,429	-	-	-

Contract owners’ equity at end of period	$22,327,421	19,323,339	707,441	165,921	120,636	104,429	312,566	-

CHANGE IN UNITS:
Beginning units	937,936	1,124,585	14,840	-	8,031	-	-	-
Units purchased	829,393	-	36,483	15,148	319	8,113	17,511	-
Units surrendered	(878,977)	(186,649)	(836)	(308)	(1,133)	(82)	(140)	-

Ending units	888,352	937,936	50,487	14,840	7,217	8,031	17,371	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGBI		VVHGB		VVI		VVMCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	1,171,726	959,184	31,328	134,601	305,429	367,986
Realized gain (loss) on investments	11	-	470,830	1,011,956	1,836,142	969,250	1,158,246	448,773
Change in unrealized gain (loss) on investments	367	-	(3,223,657)	1,434,608	(3,425,433)	5,338,619	3,301,844	2,612,180
Reinvested capital gains	-	-	499,861	-	1,314,958	296,680	2,047,804	1,579,028

Net increase (decrease) in contract owners’ equity resulting from operations	378	-	(1,081,240)	3,405,748	(243,005)	6,739,150	6,813,323	5,007,967

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	45,540	-	46,733	8,796	285,705	142,605	228,850	327,585
Transfers between funds	43,534	-	2,628,098	11,972,112	(1,863,485)	(1,561)	(282,137)	(2,373,515)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,404)	-	(4,588,330)	(2,889,465)	(1,245,771)	(788,271)	(3,086,461)	(1,604,263)
Adjustments to maintain reserves	(3)	-	(113)	45	(36)	21	(14)	85

Net equity transactions	87,667	-	(1,913,612)	9,091,488	(2,823,587)	(647,206)	(3,139,762)	(3,650,108)

Net change in contract owners’ equity	88,045	-	(2,994,852)	12,497,236	(3,066,592)	6,091,944	3,673,561	1,357,859
Contract owners’ equity at beginning of period	-	-	61,796,645	49,299,409	18,252,019	12,160,075	29,104,519	27,746,660

Contract owners’ equity at end of period	$88,045	-	58,801,793	61,796,645	15,185,427	18,252,019	32,778,080	29,104,519

CHANGE IN UNITS:
Beginning units	-	-	4,401,877	3,770,243	652,789	684,174	905,295	1,017,241
Units purchased	8,363	-	3,911,471	838,620	558,752	9,067	756,298	11,220
Units surrendered	(131)	-	(4,083,695)	(206,986)	(665,532)	(40,452)	(849,992)	(123,166)

Ending units	8,232	-	4,229,653	4,401,877	546,009	652,789	811,601	905,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVREI		VVSCG		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$59,935	66,923	24,939	31,979	744	32	335,048	334,355
Realized gain (loss) on investments	198,059	129,969	190,300	(129,989)	13	46	967,711	424,655
Change in unrealized gain (loss) on investments	662,183	(177,173)	532,363	1,136,011	(1,244)	773	152,109	1,678,705
Reinvested capital gains	83,192	45,343	468,789	667,934	153	-	171,059	104,533

Net increase (decrease) in contract owners’ equity resulting from operations	1,003,369	65,062	1,216,391	1,705,935	(334)	851	1,625,927	2,542,248

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	46,290	3,468	38,908	34,936	32,749	1,358	116,644	518
Transfers between funds	(394,997)	679,819	(337,697)	(541,385)	77,571	22,234	(1,022,899)	2,325,323
Surrenders (notes 3, 4, 5, 6 and 7)	(553,039)	(245,980)	(897,575)	(442,863)	(1,746)	(453)	(1,161,649)	(816,464)
Adjustments to maintain reserves	23	(2)	3	40	4	1	(32)	48

Net equity transactions	(901,723)	437,305	(1,196,361)	(949,272)	108,578	23,140	(2,067,936)	1,509,425

Net change in contract owners’ equity	101,646	502,367	20,030	756,663	108,244	23,991	(442,009)	4,051,673
Contract owners’ equity at beginning of period	2,959,928	2,457,561	8,532,316	7,775,653	23,991	-	19,935,377	15,883,704

Contract owners’ equity at end of period	$3,061,574	2,959,928	8,552,346	8,532,316	132,235	23,991	19,493,368	19,935,377

CHANGE IN UNITS:
Beginning units	127,534	100,637	248,619	278,570	1,592	-	1,568,614	1,386,663
Units purchased	102,127	37,730	215,779	2,434	7,338	1,622	1,312,118	252,930
Units surrendered	(136,297)	(10,833)	(247,575)	(32,385)	(115)	(30)	(1,468,498)	(70,979)

Ending units	93,364	127,534	216,823	248,619	8,815	1,592	1,412,234	1,568,614

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		VRVDRI		SVDF		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	32,128	27,021	(21,623)	(17,603)	(8,921)	15,303
Realized gain (loss) on investments	135	-	276,755	(444,256)	3,377,567	825,915	81,058	(219,322)
Change in unrealized gain (loss) on investments	8,419	-	823,933	500,156	(7,183,051)	9,575,170	1,487,437	1,072,764
Reinvested capital gains	-	-	65,197	47,824	2,294,617	1,952,725	467,665	547,845

Net increase (decrease) in contract owners’ equity resulting from operations	8,554	-	1,198,013	130,745	(1,532,490)	12,336,207	2,027,239	1,416,590

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	116,740	-	247,158	89,600	410,973	913,405	-	(150,424)
Transfers between funds	52,768	-	575,339	1,422,903	(2,549,074)	74,618	(646,828)	(439,911)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,469)	-	(207,312)	(40,827)	(767,564)	(836,920)	(137,653)	(121,444)
Adjustments to maintain reserves	-	-	(7)	11	37	54	(143)	22

Net equity transactions	167,039	-	615,178	1,471,687	(2,905,628)	151,157	(784,624)	(711,757)

Net change in contract owners’ equity	175,593	-	1,813,191	1,602,432	(4,438,118)	12,487,364	1,242,615	704,833
Contract owners’ equity at beginning of period	-	-	2,573,424	970,992	32,612,947	20,125,583	8,449,644	7,744,811

Contract owners’ equity at end of period	$175,593	-	4,386,615	2,573,424	28,174,829	32,612,947	9,692,259	8,449,644

CHANGE IN UNITS:
Beginning units	-	-	239,765	89,155	644,734	647,369	182,182	201,520
Units purchased	10,749	-	90,977	192,550	15,158	63,214	146,973	15,606
Units surrendered	(155)	-	(52,119)	(41,940)	(73,383)	(65,849)	(165,748)	(34,944)

Ending units	10,594	-	278,623	239,765	586,509	644,734	163,407	182,182

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		AVBVI		DVIV		IVKMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,874)	(10,783)	-	-	-	119,911	-	(225)
Realized gain (loss) on investments	682,025	93,231	4	(9,533)	-	(494,384)	-	(1,120,793)
Change in unrealized gain (loss) on investments	(1,159,209)	3,295,113	(1)	9,192	-	(395,652)	-	(57,507)
Reinvested capital gains	1,195,675	440,668	-	-	-	-	-	985,439

Net increase (decrease) in contract owners’ equity resulting from operations	704,617	3,818,229	3	(341)	-	(770,125)	-	(193,086)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	609,499	338,815	-	-	-	10,278	-	37,330
Transfers between funds	978,533	(426,535)	(2)	(37,944)	-	(2,911,111)	-	(3,254,376)
Surrenders (notes 3, 4, 5, 6 and 7)	(661,411)	(400,884)	(12)	(33)	-	(32,712)	-	(155,761)
Adjustments to maintain reserves	(50)	(29)	11	8	-	(17)	-	(7)

Net equity transactions	926,571	(488,633)	(3)	(37,969)	-	(2,933,562)	-	(3,372,814)

Net change in contract owners’ equity	1,631,188	3,329,596	-	(38,310)	-	(3,703,687)	-	(3,565,900)
Contract owners’ equity at beginning of period	10,128,757	6,799,161	-	38,310	-	3,703,687	-	3,565,900

Contract owners’ equity at end of period	$11,759,945	10,128,757	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	237,091	251,278	-	1,339	-	156,626	-	154,966
Units purchased	48,935	29,311	-	(1)	-	23,509	-	2,215
Units surrendered	(29,667)	(43,498)	-	(1,338)	-	(180,135)	-	(157,181)

Ending units	256,359	237,091	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDIVI		NVMLV1		NVLCA2		NVLCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	426,607	-	216,587	-	-	-	522
Realized gain (loss) on investments	-	(2,576,823)	-	(12,569,993)	-	506	-	(130)
Change in unrealized gain (loss) on investments	-	1,416,446	-	4,246,355	-	-	-	(6,762)
Reinvested capital gains	-	-	-	5,966,559	-	-	-	1,856

Net increase (decrease) in contract owners’ equity resulting from operations	-	(733,770)	-	(2,140,492)	-	506	-	(4,514)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	122,538	-	263,670	-	-	-	3,485
Transfers between funds	-	(4,385,718)	-	(17,160,840)	-	(500)	-	(142,855)
Surrenders (notes 3, 4, 5, 6 and 7)	-	(322,007)	-	(352,503)	-	(5)	-	(4,489)
Adjustments to maintain reserves	-	(3)	-	94	-	(1)	-	(1)

Net equity transactions	-	(4,585,190)	-	(17,249,579)	-	(506)	-	(143,860)

Net change in contract owners’ equity	-	(5,318,960)	-	(19,390,071)	-	-	-	(148,374)
Contract owners’ equity at beginning of period	-	5,318,960	-	19,390,071	-	-	-	148,374

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	236,586	-	821,925	-	-	-	9,118
Units purchased	-	13,547	-	16,007	-	-	-	229
Units surrendered	-	(250,133)	-	(837,932)	-	-	-	(9,347)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLMP		VVDV
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	574	-	-
Realized gain (loss) on investments	-	(4,807)	-	-
Change in unrealized gain (loss) on investments	-	(2,132)	-	-
Reinvested capital gains	-	6,127	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(238)	-	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	6,664	-	883
Transfers between funds	-	(89,205)	-	13,531
Surrenders (notes 3, 4, 5, 6 and 7)	-	(4,450)	-	(14,415)
Adjustments to maintain reserves	-	-	-	1

Net equity transactions	-	(86,991)	-	-

Net change in contract owners’ equity	-	(87,229)	-	-
Contract owners’ equity at beginning of period	-	87,229	-	-

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5,726	-	-
Units purchased	-	556	-	696
Units surrendered	-	(6,282)	-	(696)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)*

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)	11/15/2021
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)	11/9/2021
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)	10/27/2021
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)	7/26/2021
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)	7/1/2021
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)	5/4/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	5/4/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)	4/23/2021
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)	4/23/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)	4/12/2021
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)	3/10/2021
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)	1/15/2021
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)	11/16/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	9/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	8/26/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	6/29/2020
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)	5/15/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	5/11/2020
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)	5/1/2020
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	3/2/2020
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)	2/11/2020
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	1/16/2020
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	1/16/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		8/6/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBD2	American Funds Insurance Series(R) - The Bond Fund of America: Class 2	American Funds Insurance Series(R) - Bond Fund: Class 2	5/1/2021
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJMDEY	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class Y	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
TRNAG1	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Accounting Changes and Corrections of Errors

During 2021, the Company identified and corrected an overstatement of units and contract owners’ equity of the FGOS subaccount driven by a data extraction error out of the administrative system for this subaccount. The financial statements have been restated to correct the misstatements in accordance with FASB ASC 250, Accounting Changes and Error Corrections. There was no impact to the net increase in contact owners’ equity resulting from operations in the statement of operations for the year ended December 31, 2020.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The below table reports the effect of the restatement on the FGOS subaccount within the statement of changes in contract owners’ equity for the year ended December 31, 2020.

	As Previously Reported	Adjustments	As Restated
Adjustments to maintain reserves	183,414	(183,443)	(29)
Net equity transactions	177,681	(183,443)	(5,762)
Net change in contract owners’ equity	452,065	(183,443)	268,622
Contract owners’ equity at beginning of period	677,151	(267,825)	409,326
Contract owners’ equity at end of period	1,129,216	(451,268)	677,948
Beginning units	15,533	(5,558)	9,975
Ending units	16,041	(5,558)	10,483

The below table reports the effect of the restatement on the units reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	16,041	(5,558)	10,483
2019	15,533	(5,558)	9,975
2018	15,899	(5,557)	10,342
2017	15,375	(5,558)	9,817

The below table reports the effect of the restatement on the contract owners’ equity reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	1,129,216	(451,268)	677,948
2019	677,151	(267,825)	409,326
2018	508,052	(190,356)	317,696
2017	438,543	(169,438)	269,105

The below table reports the effect of the restatement on the range of expense rate for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	0.00% to 0.10%	0.10%
2019	0.00% to 0.25%	0.10% to 0.25%
2018	0.00% to 0.25%	0.25%
2017	0.00% to 0.25%	0.25%

The below table reports the effect of the restatement on the range of unit value for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	81.21 to 64.67	64.67
2019	48.20 to 43.11	38.42 to 43.11
2018	34.26 to 30.72	30.72
2017	30.49 to 27.41	27.41

The below table reports the effect of the restatement on the range of total return for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	68.49 to 68.33	68.33
2019	40.70 to 40.35	40.56 to 40.35
2018	12.35 to 12.06	12.06
2017	34.40 to 34.06	34.06

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $8,187,440 and $8,308,916, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(4) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(5) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(7) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $47,018,374 and $48,732,969, respectively, and total transfers from the Separate Account to the fixed account were $66,492,799 and $59,260,515, respectively.

(8) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$6,991,441,547	$-	$-	$6,991,441,547

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$5,169	$1,644
ALVGIA	6,184,741	6,453,136
ALVIVA	1,240,606	1,158,415
ALVIVB	246,778	945
ALVSVA	5,306,851	5,871,941
ACVCA	686,594	732,177
ACVI	279,637	373,516
ACVIG	4,243,444	1,533,929
ACVIP1	16,351,434	8,847,343
ACVIP2	2,141,808	1,688,148
ACVMV1	1,793,097	2,387,008
ACVV	5,015,708	5,539,301
AMVAA2	3,885,025	4,019,032
AMVBD2	3,636,162	1,138,434

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMVGB2	2,995,914	881,375
AMVGI2	216,901	36,146
AMVGR2	16,912,415	13,820,299
AMVGS2	1,221,540	601,969
AMVI2	7,635,813	8,302,203
AMVNW2	6,803,147	2,394,544
PIHYB1	538,368	1,038,716
BRVHYI	7,040,209	4,518,569
MLVGA2	3,803,171	1,847,260
MLVLC2	558,456	86,259
DCAP	4,056,136	27,653,774
DSC	56,238	224,958
DSIF	100,229,514	88,916,215
DSRG	899,369	1,986,706
DVMCS	1,087,161	1,913,536
DVSCS	20,776,532	27,940,226
CVSPIP	314,871	410,522
SASP5I	38,341,337	49,198,575
DAVVL	1,528,100	439,051
DWVEMS	1,164,685	1,206,796
DWVSVS	6,041,303	6,650,790
DFVEA	11,214	269
DFVGMI	93,602	169,859
DFVIPS	3,135,580	3,133,937
DFVIS	2,815	7,480
DFVIV	21,847	1,241
DFVULV	1,629,765	2,350,483
DFVUTV	3,940,599	2,007,518
DSGIBA	40,342	33,952
SVSLVB	12,300	6,691
SVSSVB	5,798	9,745
ETVFR	9,508,110	2,994,913
FQB	3,124,005	3,053,997
FVU2	144,023	88,804
FVUS2	255,637	1,173,794
FCS	10,694,244	5,197,824
FEIS	12,415,637	6,348,244
FEMS	9,427,304	7,627,828
FF05S	199,203	1,111,145
FF10S	797,446	731,514
FF15S	4,028,609	2,757,249
FF20S	7,137,364	5,853,638
FF25S	12,252,110	7,906,885
FF30S	15,591,405	7,823,219
FF35S	5,747,468	3,370,130
FF40S	8,636,928	4,652,369
FF45S	1,062,654	439,221
FF50S	791,389	869,748
FF55S	436,091	103,150
FF60S	1,545,112	1,247,171
FF65S	7,150	97
FFINS	520,176	856,556
FGOS	57,485	95,360
FGS	50,064,253	24,675,122
FHIS	1,351,155	814,971
FIGBS	42,820,657	31,839,255
FIP	36,624,808	35,757,998
FMCS	8,629,870	5,728,771
FMMP	14,796,127	20,077,958
FNRS2	2,066,209	1,540,375

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FOS	2,428,766	1,600,272
FRESS	704,256	2,554,621
FVBIS	3,863	6
FVEMIS	733	16
FVIIS	2,999	101
FVMIS	8,031	2,393
FVSS	1,020,660	604,561
FTVDM2	477,027	385,478
FTVFA2	52,908	23,106
FTVGB1	5,341,047	5,093,193
FTVGI2	440,558	528,306
FTVIS2	340,640	597,901
FTVMD2	202,586	381,159
FTVRDI	1,122,857	23,309,116
FTVSV2	4,540,908	3,074,001
FTVSVI	1,872,740	1,242,608
TIF	16,419	34,015
TIF2	2,190,197	3,441,819
GVCSE	1,014,947	835,538
GVGMNS	6,818	821
GVGOPS	607,356	356,707
GVMCE	6,251,730	6,060,771
GVMSAS	10,318	2,641
RVARS	12,006	288,730
ACEG	470,522	467,848
ACGI	1,086,100	3,087,951
AVHY1	429,370	812,464
AVIE	9,922,914	5,298,995
AVMCCI	44,771	23,934
AVSCE	309,727	272,204
IVBRA1	302,926	209,818
MSVMV	15	-
OVAG	9,583,302	4,507,388
OVGI	3,365,525	42,087,957
OVGR	1,493,020	1,488,094
OVGS	14,738,612	16,796,998
OVIG	4,949,680	3,111,526
OVSB	1,083,775	1,132,769
OVSC	1,832,292	1,136,169
WRASP	1,326,122	991,953
WRGP	2,143,266	935,231
WRHIP	3,836,741	4,271,886
WRMCG	2,663,056	2,018,510
WRRESP	3,269,764	2,770,268
WRSTP	9,917,716	7,737,127
JPMMV1	13,780,051	11,217,193
JPSCE1	565,439	92,959
JABS	5,952,789	5,928,340
JACAS	12,172,255	9,658,217
JAEI	204,280	1,250,651
JAFBS	2,674,947	2,161,258
JAGTS	9,770,198	7,562,578
JAIGS	928,401	1,323,681
JAMGS	10,893,486	10,234,319
JAMVS	11,656	19,587
LZREMS	3,314,741	4,985,268
SBVSG	12,772,660	12,626,630
BNCAI	1,342,303	1,167,929
LOVBD	622,950	439,725
LOVMCV	278	1,435

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LOVSDC	6,574,175	7,103,489
LOVTRC	6,369,307	21,771,805
MNVFRS	6,229	868
MEGSS	6,204	11
MMCGSC	2,346,170	938,031
MNDIC	730,748	995,274
MNDSC	2,382,345	451,596
MV2EEI	1,109	19
MV2EES	170,575	19,112
MV2IGI	846,098	601,721
MV2RIS	2,352,638	640,637
MV3MVI	467,746	150,213
MV3MVS	618,855	856,269
MVBRES	703,629	462,949
MVFIC	1,007,643	1,388,993
MVFSC	21,857,612	18,351,204
MVIGIC	291,218	113,884
MVIVSC	13,614,270	17,535,786
MVRBSS	1,274,049	535,245
MSEM	1,467,386	1,340,300
MSVEG	16,819,370	8,203,797
MSVFI	673,068	347,423
MSVMG	5,001,906	4,090,271
MSVRE	1,787,206	1,714,844
VKVGR2	1,523,489	2,198,629
DTRTFB	313,313	4,626
EIF	1,341,973	2,074,594
GBF	21,929,523	17,627,679
GEM	2,072,500	2,045,133
GIG	3,527,755	3,126,576
GVAAA2	1,230,640	1,003,988
GVABD2	544,295	499,081
GVAGG2	1,220,095	1,798,278
GVAGI2	1,215,770	864,109
GVAGR2	3,674,511	2,495,876
GVDMA	9,703,452	9,227,947
GVDMC	5,678,364	5,224,305
GVEX1	5,235,379	1,651,807
GVIDA	8,809,891	5,880,842
GVIDC	5,485,711	3,884,515
GVIDM	7,110,382	11,222,926
GVIX2	526,723	643,257
HIBF	3,289,956	2,417,376
IDPG	352,543	73,972
IDPGI	1,797	666
MCIF	18,146,305	18,330,198
MSBF	2,092,694	1,470,465
NCPG	97,780	9,333
NCPGI	481	322
NJMMA2	-	54,942
NJMMAY	48,825	5,706
NVAMV1	495,797	5,460,996
NVAMVX	4,905,278	3,751,700
NVBX	46,720,393	181,288,051
NVCBD1	466,624	1,327,275
NVCCA1	671,926	923,759
NVCCN1	965,743	1,454,887
NVCMA1	1,236,883	671,890
NVCMC1	953,853	1,743,342
NVCMD1	2,249,562	906,386

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVCRA1	1,235,549	1,233,025
NVCRB1	2,086,572	1,472,027
NVDBL2	70,792	395,966
NVDCA2	14,753	151,799
NVDCAP	98,527	16,393
NVFIII	3,808	86,580
NVGEII	50,825	17,490
NVIDMP	2,704,018	161,678
NVIE6	5,351	4,181
NVIX	12,154,578	8,997,748
NVLCP1	4,150,114	534,310
NVMIG1	2,809,444	2,292,082
NVMIVX	505,804	292,614
NVMLG1	5,179,369	2,273,219
NVMMG1	13,608,678	9,645,832
NVMMV1	3,689,149	3,074,900
NVMMV2	533,194	2,261,801
NVNMO1	692,863	1,718,620
NVNSR1	473,894	47,707
NVOLG1	90,424,932	20,775,518
NVRE1	5,449,800	4,649,463
NVSIX2	1,205,096	392,853
NVSIXD	29,830	1,276
NVSTB1	162,318,854	31,411,427
NVSTB2	616,452	1,736,076
NVTIV3	21,223	53,032
SAM	6,435,641	9,527,547
SAM5	176,079,238	138,686,729
SCF	5,118,896	4,673,002
SCGF	7,044,336	5,709,448
SCVF	7,067,086	7,169,088
TRF	3,589,493	3,769,929
AMCG	593,421	610,855
AMMCGS	227,240	218,807
AMRI	75	19,804
AMSRS	99,159	353,823
AMTB	4,849,704	1,718,922
NOTB3	19,962	3,785
NOTG3	3,950	2,309
NOTMG3	5,493	8,606
PMVAAA	1,891,538	1,839,574
PMVFBA	190,365	107,627
PMVFHA	180,758	175,031
PMVGBA	684,950	237,724
PMVHYA	361,728	203,531
PMVLDA	18,828,322	15,107,941
PMVLGA	8,403,521	7,567,809
PMVRRA	14,250,857	10,692,661
PMVRSA	207,873	24,344
PMVTRA	17,758,037	21,635,457
PVEIB	702,136	459,037
PVGOB	433,088	765,050
PVTIGB	201,391	353,701
PVTSCB	757,948	733,762
ROCMC	970,223	1,219,469
TRBCGP	31,731,997	29,268,470
TREI2	6,366,209	7,927,413
TRHS2	3,782,206	4,814,963
TRLT1	19,108,414	4,859,761
TRMCG2	14,989,702	8,240,744

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

TRNAG1	32,409,034	22,195,912
TRPSB1	3,113,367	3,238,356
VWEM	900,930	2,500,283
VWHA	6,031,584	6,210,991
VVB	7,481,193	2,107,826
VVCG	3,751,968	3,330,090
VVEI	553,943	82,158
VVEIX	9,748	15,016
VVG	340,886	45,974
VVGBI	88,865	1,195
VVHGB	6,157,121	6,399,033
VVI	2,384,254	3,861,519
VVMCI	4,422,249	5,208,765
VVREI	609,950	1,368,570
VVSCG	2,069,901	2,772,537
VVSTC	140,236	30,765
VVTISI	2,689,707	4,251,504
VVTSM	168,906	1,866
VRVDRI	1,632,028	919,518
SVDF	6,574,367	7,207,039
SVOF	510,105	835,842
WFVSCG	5,026,305	2,917,882
AVBVI	-	15

	$1,720,655,580	$1,527,404,850

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(9) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.00%			1,635	$17.47			$28,571	1.99%	9.67%
2020	0.00%			1,451	15.93			23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
2018	0.00%			1,666	13.13			21,881	1.80%	-7.07%
2017	0.00%			1,959	14.13			27,685	1.97%	14.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.00%	to	0.25%	567,003	59.48	to	56.68	32,672,925	0.84%	28.16%	to	27.84%
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
2017	0.00%	to	0.25%	618,577	38.63	to	37.18	23,253,399	1.31%	18.92%	to	18.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2021	0.00%	to	0.25%	395,578	11.13	to	10.70	4,352,014	1.77%	11.08%	to	10.81%
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.00%			17,681	13.71			242,444	8.48%	10.85%
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
2018	0.00%			1,247	10.36			12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	to	0.25%	250,243	75.25	to	71.82	18,693,636	0.78%	35.95%	to	35.61%
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2021	0.10%	to	0.25%	28,832	28.69	to	28.36	819,054	0.00%	11.04%	to	10.88%
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.10%			68,327	33.69			2,302,078	0.15%	8.64%
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.00%	to	0.10%	460,810	58.10	to	43.72	25,535,574	1.08%	23.65%	to	23.53%
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.00%	to	0.25%	2,917,377	13.15	to	12.33	36,224,321	3.51%	6.61%	to	6.35%
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%			398,336	20.76			8,269,254	3.14%	6.27%
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
2018	0.00%			455,259	16.37			7,454,284	2.80%	-2.82%
2017	0.00%			540,339	16.85			9,103,962	2.60%	3.67%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	to	0.25%	229,275	51.83	to	49.71	11,770,108	1.14%	23.20%	to	22.90%
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2017	0.25%			10,496	29.74			312,162	0.29%	31.90%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.00%	to	0.25%	274,453	66.16	to	54.04	16,435,748	1.74%	24.51%	to	24.20%
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2021	0.00%	to	0.25%	542,524	28.18	to	27.20	14,972,180	1.53%	15.10%	to	14.81%
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)
2021	0.10%	to	0.25%	3,807,023	15.76	to	15.43	59,991,619	1.41%	-0.41%	to	-0.56%
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2021	0.00%	to	0.25%	430,794	11.00	to	10.93	4,717,360	2.01%	-4.92%	to	-5.16%
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2021	0.00%	to	0.25%	104,260	15.49	to	15.39	1,614,656	1.18%	24.10%	to	23.79%
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%		*	***
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2021	0.00%	to	0.25%	1,070,176	53.95	to	52.09	56,308,810	0.22%	21.99%	to	21.68%
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2021	0.00%	to	0.25%	137,954	26.20	to	25.30	3,522,508	0.00%	6.74%	to	6.47%
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2021	0.00%	to	0.25%	1,667,203	17.16	to	16.71	28,123,655	2.42%	-1.50%	to	-1.74%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2021	0.00%	to	0.25%	2,507,093	19.38	to	19.11	48,299,694	0.87%	4.92%	to	4.66%
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2021	0.10%	to	0.25%	93,320	37.77	to	36.69	3,507,061	5.14%	5.60%	to	5.44%
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.00%	to	0.25%	1,634,147	14.41	to	14.15	23,317,657	4.49%	5.34%	to	5.08%
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	to	0.25%	498,612	27.29	to	14.90	12,026,039	0.78%	6.55%	to	6.28%
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2021	0.10%	to	0.20%	23,705	50.12	to	49.29	1,171,120	1.34%	28.07%	to	27.95%
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	0.00%	to	0.25%	81,013	75.67	to	49.79	4,683,481	0.43%	27.13%	to	26.81%
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.00%			30,022	44.52			1,336,502	0.11%	16.46%
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
2018	0.00%			39,841	26.18			1,043,086	0.00%	-19.08%
2017	0.00%			44,940	32.35			1,453,941	0.00%	24.68%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	to	0.25%	18,012,070	72.44	to	49.23	997,251,899	1.15%	28.41%	to	28.09%
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.00%	to	0.10%	313,751	58.18	to	41.46	18,108,306	0.76%	27.00%	to	26.87%
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2021	0.00%	to	0.25%	42,610	60.31	to	57.46	2,477,026	0.73%	25.88%	to	25.57%
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.00%	to	0.25%	2,859,243	62.99	to	59.97	175,293,823	0.67%	26.14%	to	25.83%
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2021	0.10%	to	0.25%	26,661	28.45	to	28.12	750,579	1.32%	28.29%	to	28.10%
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
2018	0.25%			87,276	14.24			1,243,205	2.20%	-4.97%
2017	0.25%			60,975	14.99			914,006	1.50%	21.16%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2021	0.00%	to	0.25%	6,563,596	16.75	to	15.05	99,144,530	1.32%	28.67%	to	28.35%
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2021	0.00%	to	0.25%	211,113	27.60	to	26.63	5,699,706	0.60%	17.85%	to	17.56%
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2021	0.10%	to	0.20%	376,860	17.46	to	17.29	6,516,872	0.06%	-3.23%	to	-3.32%
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.00%	to	0.25%	861,178	27.44	to	26.72	23,190,699	0.61%	34.01%	to	33.68%
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2021	0.00%			704	15.20			10,703	4.54%	24.37%		*	***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.00%			8,681	15.25			132,417	1.29%	14.20%
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
2018	0.00%			15,702	10.16			159,534	2.20%	-6.90%
2017	0.00%			14,405	10.91			157,198	2.07%	9.13%		*	***
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.00%	to	0.25%	591,179	13.01	to	12.66	7,546,948	4.36%	5.58%	to	5.32%
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2021	0.00%			1,251	16.61			20,777	2.56%	14.56%
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.00%			6,182	12.18			75,269	5.08%	18.11%
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%		*	***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2021	0.00%	to	0.25%	931,888	13.68	to	13.63	12,745,669	1.72%	27.04%	to	26.72%
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2021	0.00%	to	0.25%	249,159	19.20	to	18.88	4,746,289	1.67%	39.68%	to	39.33%
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.00%			13,452	16.17			217,489	2.24%	10.95%
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
2018	0.00%			11,090	11.20			124,199	3.31%	-7.66%
2017	0.00%			6,616	12.13			80,243	2.16%	16.54%
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2021	0.10%	to	0.20%	1,828	20.46	to	20.25	37,119	1.54%	26.14%	to	26.02%
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2021	0.10%	to	0.20%	6,055	24.21	to	23.87	146,484	0.85%	29.91%	to	29.78%
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.00%	to	0.25%	2,314,069	14.11	to	13.73	32,050,768	2.89%	3.63%	to	3.37%
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	to	0.25%	780,828	27.65	to	26.12	21,379,592	2.66%	-1.40%	to	-1.64%
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	0.00%			71,964	13.10			942,615	1.69%	18.51%
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
2018	0.00%			57,964	9.11			527,945	0.00%	-8.92%		*	***
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	0.00%	to	0.25%	79,357	11.18	to	11.08	884,660	2.40%	-2.04%	to	-2.29%
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.00%	to	0.25%	655,947	110.98	to	72.31	50,687,945	0.05%	27.71%	to	27.39%
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.00%	to	0.25%	1,453,165	52.68	to	40.59	73,227,880	1.81%	24.83%	to	24.52%
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.00%	to	0.25%	998,192	13.81	to	13.68	13,708,334	1.97%	-2.28%	to	-2.53%
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2021	0.10%	to	0.25%	35,022	18.67	to	18.36	652,397	0.68%	3.91%	to	3.76%
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.00%	to	0.25%	129,361	27.94	to	26.80	3,602,861	0.92%	5.79%	to	5.53%
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2021	0.00%	to	0.25%	423,663	23.29	to	22.51	9,696,310	1.02%	7.59%	to	7.32%
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	to	0.25%	1,030,834	32.24	to	30.93	32,664,957	1.00%	9.47%	to	9.19%
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2021	0.00%	to	0.25%	1,635,708	26.16	to	25.28	41,880,095	1.00%	10.71%	to	10.43%
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	to	0.25%	1,723,102	37.10	to	35.59	62,563,200	1.03%	12.24%	to	11.96%
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2021	0.00%	to	0.25%	634,527	15.87	to	15.73	10,001,782	1.01%	15.32%	to	15.03%
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
2018	0.20%	to	0.25%	116,705	9.14			1,066,113	1.64%	-8.62%	to	-8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2021	0.00%	to	0.25%	980,516	33.84	to	32.87	32,493,805	0.88%	17.68%	to	17.39%
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2021	0.00%	to	0.25%	92,183	16.36	to	16.21	1,498,498	1.05%	17.69%	to	17.40%
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2021	0.00%	to	0.25%	133,170	18.25	to	18.04	2,408,104	0.81%	17.73%	to	17.44%
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
2017	0.25%			1,422	11.24			15,987	0.00%	12.42%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2021	0.00%	to	0.25%	23,476	15.47	to	15.37	362,741	2.24%	17.72%	to	17.43%
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2021	0.00%	to	0.25%	46,147	15.48	to	15.37	713,233	1.31%	17.62%	to	17.33%
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)
2021	0.10%			655	10.73			7,026	1.23%	7.27%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2021	0.10%	to	0.25%	96,614	16.58	to	16.31	1,598,542	0.83%	3.06%	to	2.91%
2020	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2021	0.10%			9,107	72.25			657,959	0.00%	11.72%
2020 (as restated)	0.10%			10,483	64.67			677,948	0.01%	68.33%
2019 (as restated)	0.10%	to	0.25%	9,975	38.42	to	43.11	409,326	0.05%	40.56%	to	40.35%
2018 (as restated)	0.25%			10,342	30.72			317,696	0.10%	12.06%
2017 (as restated)	0.25%			9,817	27.41			269,105	0.19%	34.06%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.00%	to	0.25%	2,443,139	96.29	to	53.80	189,226,861	0.00%	23.08%	to	22.77%
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.00%	to	0.25%	437,536	25.88	to	31.37	11,191,388	5.26%	4.50%	to	4.24%
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	to	0.25%	8,485,983	21.41	to	20.43	176,979,449	2.04%	-0.72%	to	-0.97%
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.00%			74,499	43.50			3,240,890	0.69%	28.58%
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	to	0.25%	455,311	90.63	to	86.50	40,983,181	0.52%	25.51%	to	25.19%
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.10%			206,171	10.43			2,149,993	0.01%	-0.09%
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%			295,154	17.48			5,158,974	2.30%	54.83%
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
2018	0.00%			307,387	15.32			4,707,648	0.68%	-24.77%
2017	0.00%			322,002	20.36			6,554,925	1.34%	-2.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	to	0.25%	587,029	39.95	to	29.28	23,116,706	0.45%	19.57%	to	19.27%
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.00%	to	0.25%	185,159	15.40	to	15.59	2,875,132	0.78%	38.86%	to	38.51%
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%
2017	0.00%			1,061	10.30			10,926	1.93%	2.98%		*	***
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)
2021	0.00%			354	10.76			3,807	0.96%	-2.05%		*	***
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)
2021	0.00%			47	14.99			705	1.29%	21.16%		*	***
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)
2021	0.00%			221	12.68			2,801	3.92%	7.65%		*	***
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2021	0.00%			16,494	16.53			272,582	0.92%	25.55%
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%		*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%			79,231	54.02			4,279,740	1.44%	33.48%
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%			230,532	14.73			3,395,991	0.88%	-5.74%
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%
2018	0.00%			271,977	10.53			2,862,884	0.84%	-15.79%
2017	0.00%			315,423	12.50			3,942,967	0.98%	40.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.00%			31,055	22.20			689,289	1.70%	11.68%
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
2018	0.00%			36,186	14.84			536,952	2.82%	-9.65%
2017	0.00%			44,376	16.42			728,797	2.69%	11.98%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2021	0.00%	to	0.25%	1,391,217	10.75	to	9.48	13,336,947	0.00%	-4.62%	to	-4.86%
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	to	0.20%	313,941	16.30	to	15.84	5,116,994	0.00%	-4.99%	to	-5.18%
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%			215,985	26.10			5,636,309	4.69%	16.75%
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
2018	0.00%			291,083	19.13			5,567,176	4.84%	-4.30%
2017	0.00%			312,146	19.99			6,238,515	4.00%	9.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.00%	to	0.25%	26,714	21.69	to	20.95	564,885	2.59%	19.13%	to	18.83%
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
2018	0.00%			431,290	36.94			15,930,312	1.51%	-4.84%
2017	0.00%			468,247	38.82			18,175,344	1.73%	20.85%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.00%	to	0.25%	273,764	43.55	to	41.77	11,582,049	1.02%	25.37%	to	25.05%
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%			172,759	72.01			12,439,969	1.12%	25.67%
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
2018	0.00%			195,223	42.90			8,374,304	1.12%	-12.69%
2017	0.00%			219,865	49.13			10,801,676	0.73%	10.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.00%			25,861	29.80			770,587	2.02%	4.44%
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
2018	0.00%			32,259	25.52			823,231	2.91%	-15.27%
2017	0.00%			36,093	30.12			1,087,047	2.78%	17.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	to	0.25%	399,213	26.91	to	25.64	10,522,468	1.88%	4.16%	to	3.90%
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2021	0.00%	to	0.25%	62,992	27.53	to	26.94	1,718,724	0.47%	23.79%	to	23.48%
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.00%			1,661	17.53			29,109	0.00%	16.17%
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
2018	0.00%			9,791	12.94			126,739	1.63%	-4.34%
2017	0.00%			2,321	13.53			31,406	0.37%	13.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
2021	0.20%			36,294	38.11			1,382,996	0.00%	11.26%
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2021	0.10%	to	0.25%	164,072	71.16	to	69.13	11,479,548	0.45%	30.82%	to	30.62%
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.00%			1,548	11.55			17,883	1.89%	4.84%
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%		*	***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%			29,278	12.72			372,457	0.00%	8.10%
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
2018	0.00%			38,194	10.43			398,553	0.00%	-5.07%
2017	0.00%			20,603	10.99			226,485	0.00%	3.67%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%			67,127	42.55			2,856,153	0.00%	11.93%
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
2018	0.00%			61,953	19.53			1,209,767	0.00%	-3.62%
2017	0.00%			65,426	20.26			1,325,620	0.08%	27.34%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2021	0.00%	to	0.25%	159,839	32.38	to	31.45	5,097,474	1.36%	28.51%	to	28.18%
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2021	0.00%	to	0.25%	43,995	18.53	to	18.00	802,044	4.62%	4.38%	to	4.12%
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2021	0.00%	to	0.25%	1,089,800	38.26	to	36.61	40,258,272	1.31%	5.89%	to	5.62%
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.00%	to	0.20%	9,184	37.75	to	36.51	344,385	0.46%	23.24%	to	23.00%
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2021	0.25%			9,705	20.78			201,690	0.17%	20.10%
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
2018	0.25%			20,724	10.80			223,728	0.00%	-15.29%
2017	0.25%			23,971	12.74			305,502	0.00%	13.77%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.00%			115,044	15.83			1,820,981	3.31%	9.54%
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
2018	0.00%			110,056	11.38			1,252,304	1.50%	-6.46%
2017	0.00%			122,601	12.16			1,491,397	3.90%	10.16%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	to	0.25%	781,372	75.53	to	40.17	56,484,873	0.00%	19.10%	to	18.80%
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2021	0.10%	to	0.25%	193,654	50.23	to	46.50	9,595,994	0.78%	27.44%	to	27.25%
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.10%	to	0.25%	251,863	60.15	to	45.63	15,021,493	0.00%	22.45%	to	22.26%
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	to	0.25%	1,957,094	53.95	to	51.11	103,922,343	0.00%	15.49%	to	15.20%
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.00%	to	0.25%	1,287,678	19.06	to	18.66	24,179,572	0.00%	10.22%	to	9.94%
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%			1,072,926	16.02			17,188,442	4.67%	-3.41%
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%
2018	0.00%			1,262,443	14.48			18,276,030	4.98%	-4.40%
2017	0.00%			1,257,556	15.14			19,042,650	2.28%	6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	to	0.25%	117,806	83.82	to	79.99	9,835,225	0.38%	22.55%	to	22.25%
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	to	0.25%	314,317	22.90	to	22.10	7,181,764	1.59%	10.44%	to	10.17%
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.00%	to	0.25%	86,993	82.63	to	79.26	7,086,411	0.00%	30.03%	to	29.70%
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	to	0.25%	826,681	17.42	to	17.01	14,133,158	5.72%	6.06%	to	5.80%
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	to	0.25%	168,533	43.17	to	42.14	7,188,554	0.00%	16.36%	to	16.06%
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.00%	to	0.25%	228,285	39.12	to	37.52	8,754,206	0.89%	43.68%	to	43.33%
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	to	0.25%	169,656	60.97	to	58.84	10,271,513	0.00%	15.17%	to	14.88%
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.00%	to	0.25%	1,097,959	54.36	to	52.01	57,943,290	0.91%	29.88%	to	29.56%
2020	0.00%	to	0.25%	1,118,044	41.85	to	40.15	45,332,340	1.50%	0.37%	to	0.12%
2019	0.00%	to	0.25%	1,104,013	41.70	to	40.10	44,615,791	1.58%	26.76%	to	26.44%
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2021	0.00%	to	0.25%	58,458	19.45	to	19.13	1,122,444	0.46%	21.38%	to	21.08%
2020	0.00%	to	0.25%	33,534	16.03	to	15.80	531,195	1.01%	13.69%	to	13.40%
2019	0.00%	to	0.25%	42,359	14.10	to	13.93	592,986	0.38%	24.58%	to	24.27%
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.00%	to	0.25%	926,718	55.81	to	53.18	50,269,630	0.68%	16.91%	to	16.62%
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	to	0.25%	1,156,158	64.25	to	60.82	73,957,820	0.00%	22.60%	to	22.29%
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.00%			73,917	21.89			1,617,891	0.26%	16.83%
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%
2018	0.00%			118,018	11.57			1,365,946	0.28%	-0.41%
2017	0.00%			59,840	11.62			695,474	0.03%	16.22%		*	***

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.00%	to	0.25%	604,281	12.54	to	12.31	7,514,491	1.66%	-1.11%	to	-1.36%
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	to	0.25%	1,158,496	41.46	to	39.25	47,594,396	0.11%	17.75%	to	17.45%
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	to	0.25%	1,100,214	24.07	to	22.78	26,335,620	1.03%	13.29%	to	13.00%
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.00%	to	0.25%	1,782,996	25.57	to	25.21	45,169,164	0.24%	16.54%	to	16.25%
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2021	0.20%	to	0.25%	38,091	25.84	to	25.69	983,938	0.31%	19.18%	to	19.12%
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.00%	to	0.25%	900,997	13.29	to	12.91	11,735,368	1.96%	5.47%	to	5.20%
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2021	0.00%	to	0.25%	557,965	51.74	to	49.93	28,180,185	0.00%	12.61%	to	12.33%
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
2018	0.00%	to	0.25%	717,325	25.28	to	24.58	17,759,007	0.00%	3.44%	to	3.18%
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2021	0.10%	to	0.25%	82,028	98.48	to	95.67	7,992,095	0.00%	18.60%	to	18.42%
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2021	0.00%	to	0.25%	301,306	14.71	to	14.43	4,364,592	3.07%	3.28%	to	3.02%
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.00%	to	0.25%	2,052,546	11.45	to	11.29	23,287,595	2.10%	0.63%	to	0.38%
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.00%	to	0.25%	1,752,453	12.23	to	12.03	21,167,304	1.27%	-0.24%	to	-0.49%
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2021	0.20%			4,346	11.51			50,033	2.93%	3.25%
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%		*	***
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2021	0.20%			533	11.48			6,117	0.00%	14.77%		*	***
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	0.00%	to	0.25%	128,370	20.61	to	20.42	2,631,078	0.00%	13.88%	to	13.59%
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.00%			48,341	38.12			1,842,572	0.00%	1.80%
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
2018	0.00%			48,699	18.11			882,052	0.00%	-1.48%
2017	0.00%			28,555	18.38			524,942	0.00%	26.65%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.00%	to	0.25%	126,253	37.22	to	36.33	4,666,133	0.00%	1.57%	to	1.32%
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)
2021	0.00%			95	10.95			1,040	0.00%	-6.75%		*	***
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)
2021	0.10%			12,179	10.86			132,316	0.30%	-7.12%		*	***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%			189,951	29.25			5,555,841	0.25%	25.97%
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
2018	0.00%			229,541	13.54			3,108,024	0.58%	0.81%
2017	0.00%			251,410	13.43			3,376,803	0.65%	28.42%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.00%	to	0.25%	2,603,987	15.94	to	15.67	41,218,224	0.68%	11.27%	to	10.99%
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.00%			19,590	18.04			353,487	0.88%	30.99%
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%		*	***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.00%	to	0.25%	102,467	14.90	to	14.80	1,519,132	0.78%	30.60%	to	30.28%
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.00%	to	0.25%	92,735	25.57	to	25.08	2,338,407	0.91%	29.18%	to	28.86%
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%			195,372	64.23			12,549,087	1.32%	25.45%
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
2018	0.00%			262,410	38.12			10,003,144	1.49%	-10.09%
2017	0.00%			318,782	42.40			13,515,237	1.92%	17.65%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.00%	to	0.25%	4,031,389	30.79	to	29.71	120,916,263	1.18%	25.16%	to	24.84%
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.00%			35,831	13.88			497,183	0.56%	9.27%
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%		*	***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.00%	to	0.25%	2,656,042	44.37	to	42.99	115,368,604	0.14%	10.28%	to	10.00%
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2021	0.00%	to	0.25%	352,564	11.90	to	11.76	4,164,240	2.59%	-1.07%	to	-1.31%
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
2018	0.25%			23,116	10.07			232,843	2.90%	-1.58%
2017	0.25%			9,484	10.23			97,060	0.00%	2.34%		*	***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.00%	to	0.25%	164,510	43.97	to	41.75	7,443,541	5.21%	-2.02%	to	-2.27%
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2021	0.00%	to	0.25%	176,056	88.63	to	85.52	15,301,238	0.00%	0.10%	to	-0.15%
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%			125,585	21.17			2,658,152	3.91%	-0.32%
2020	0.00%			123,213	21.24			2,616,433	2.90%	7.80%
2019	0.00%			115,319	19.70			2,271,641	4.03%	10.88%
2018	0.00%			117,770	17.77			2,092,287	2.53%	-0.65%
2017	0.00%			133,523	17.88			2,387,701	3.17%	6.24%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	0.00%	to	0.25%	47,910	74.81	to	70.86	3,480,932	0.00%	-11.06%	to	-11.28%
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.10%	to	0.25%	89,895	83.98	to	66.54	7,110,330	2.00%	39.66%	to	39.45%
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.00%	to	0.25%	333,039	14.74	to	14.22	4,781,913	2.48%	23.83%	to	23.53%
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.00%			39,958	11.21			447,928	2.94%	-0.45%
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
2018	0.00%			252	10.18			2,566	2.69%	1.83%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	to	0.10%	378,286	45.09	to	37.23	16,419,475	1.30%	20.29%	to	20.17%
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	to	0.25%	5,108,264	25.00	to	20.19	115,765,510	1.63%	-2.08%	to	-2.33%
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	to	0.25%	387,590	34.97	to	33.16	13,428,414	0.96%	-7.28%	to	-7.51%
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	to	0.25%	739,374	25.56	to	24.24	18,637,063	2.59%	12.66%	to	12.38%
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%			463,122	30.90			14,312,406	1.12%	14.71%
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
2018	0.00%			565,512	19.92			11,262,919	1.19%	-4.98%
2017	0.00%			597,989	20.96			12,533,765	1.14%	15.79%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%			121,537	16.31			1,981,809	2.05%	-0.72%
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
2018	0.00%			109,099	13.80			1,505,534	2.41%	-1.07%
2017	0.00%			93,773	13.95			1,308,080	1.22%	3.21%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%			265,479	44.74			11,877,839	0.00%	16.00%
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%			360,690	22.02			7,944,061	0.23%	-9.42%
2017	0.00%			374,171	24.32			9,098,183	0.70%	30.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%			180,199	35.07			6,320,263	1.11%	23.65%
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
2018	0.00%			192,213	19.96			3,836,977	1.02%	-2.18%
2017	0.00%			187,941	20.41			3,835,490	1.40%	21.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%			414,827	58.80			24,390,856	0.00%	21.53%
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
2018	0.00%			456,682	24.51			11,193,967	0.31%	-0.66%
2017	0.00%			481,969	24.67			11,891,807	0.31%	27.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	to	0.25%	3,326,407	39.86	to	37.92	130,944,131	0.16%	13.63%	to	13.34%
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	to	0.25%	918,881	27.73	to	26.38	25,039,441	0.21%	6.71%	to	6.44%
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%			507,185	34.96			17,731,830	2.30%	28.37%
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%
2018	0.00%			346,411	17.57			6,086,140	1.78%	-4.62%
2017	0.00%			349,606	18.42			6,439,645	1.82%	21.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	to	0.25%	1,280,588	43.26	to	41.16	54,298,575	0.13%	15.50%	to	15.21%
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	to	0.25%	873,949	21.88	to	20.81	18,734,221	0.23%	2.75%	to	2.49%
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	to	0.25%	2,555,637	33.49	to	31.86	84,688,200	0.19%	10.31%	to	10.04%
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%			284,284	14.41			4,096,250	2.81%	10.53%
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
2018	0.00%			230,301	10.00			2,303,744	2.48%	-13.90%
2017	0.00%			232,560	11.62			2,701,863	2.67%	24.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	to	0.25%	610,947	38.68	to	37.74	22,941,580	4.81%	4.96%	to	4.70%
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.00%			19,751	16.00			315,956	0.41%	12.34%
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
2018	0.00%			2,366	11.56			27,362	1.96%	-5.82%
2017	0.00%			3,468	12.28			42,586	3.31%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2021	0.00%			693	14.49			10,043	0.44%	7.72%
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
2017	0.00%			7	11.96			84	1.18%	14.30%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	to	0.25%	1,809,935	103.44	to	68.25	148,530,286	1.22%	24.26%	to	23.95%
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	to	0.25%	378,407	29.85	to	26.60	11,120,414	5.63%	5.24%	to	4.98%
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.00%			12,328	16.19			199,568	0.34%	15.72%
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%
2018	0.00%			7,902	11.25			88,929	2.72%	-6.79%
2017	0.00%			4,793	12.07			57,867	1.81%	17.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.00%			1,455	14.63			21,283	0.33%	10.24%
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
2017	0.00%			8	11.85			95	1.12%	14.96%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%		*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2021	0.00%			75,642	11.04			835,043	2.41%	7.62%
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%			860,949	48.33			41,606,698	1.24%	34.53%
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
2018	0.00%			1,267,871	27.88			35,347,777	1.42%	-9.35%
2017	0.00%			1,357,653	30.75			41,754,065	1.69%	8.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	to	0.25%	1,763,302	15.97	to	15.92	28,143,314	1.40%	34.71%	to	34.37%
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.00%	to	0.25%	19,439,766	12.30	to	12.07	237,132,398	2.01%	-2.08%	to	-2.32%
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%			156,509	17.20			2,691,588	1.79%	-1.03%
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
2018	0.00%			136,733	14.91			2,038,006	3.51%	-0.42%
2017	0.00%			126,280	14.97			1,890,127	3.21%	4.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	to	0.25%	194,920	24.94	to	32.97	4,862,254	0.28%	15.75%	to	15.46%
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	to	0.25%	221,546	17.66	to	18.26	3,961,507	0.22%	4.49%	to	4.23%
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.00%	to	0.25%	359,078	26.06	to	36.37	9,701,746	0.25%	18.12%	to	17.82%
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	to	0.25%	109,336	20.61	to	23.38	2,266,484	0.27%	9.23%	to	8.95%
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	to	0.25%	454,554	23.50	to	29.47	11,030,614	0.29%	13.64%	to	13.35%
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.00%	to	0.25%	141,906	27.07	to	40.93	3,967,014	0.19%	20.19%	to	19.89%
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	to	0.25%	343,739	21.88	to	26.08	7,719,947	0.26%	11.12%	to	10.84%
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%			76,675	25.65			1,966,475	0.20%	8.24%
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
2018	0.00%			85,642	18.78			1,608,052	1.94%	-4.85%
2017	0.00%			88,042	19.73			1,737,360	1.86%	11.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.00%			22,415	33.03			740,332	0.17%	12.16%
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%			32,130	22.00			706,736	1.74%	-6.47%
2017	0.00%			34,138	23.52			802,848	1.66%	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.00%			21,381	12.16			260,056	0.36%	12.38%
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.00%			14,689	11.09			162,889	0.87%	-2.02%
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.00%			5,318	15.33			81,543	1.32%	21.87%
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.00%			319,239	11.84			3,781,080	0.51%	10.44%
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%		*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.00%			15,740	14.80			232,961	2.32%	12.40%
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
2018	0.00%			18,710	10.28			192,399	1.82%	-14.80%
2017	0.00%			19,184	12.07			231,546	1.53%	27.07%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.00%	to	0.25%	2,575,056	14.36	to	14.09	36,587,631	3.04%	10.84%	to	10.57%
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%			303,253	18.76			5,688,994	3.89%	-0.72%
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
2018	0.00%			127,441	15.73			2,004,980	2.77%	-1.20%
2017	0.00%			122,014	15.92			1,942,992	2.32%	3.94%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%			1,099,683	19.94			21,930,646	0.38%	-1.08%
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
2018	0.00%			1,318,529	10.02			13,217,896	1.09%	-16.46%
2017	0.00%			1,364,483	12.00			16,373,011	1.23%	25.77%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%			430,600	13.03			5,609,958	3.37%	10.58%
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%		*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	to	0.25%	470,430	51.02	to	49.31	23,926,902	0.00%	40.45%	to	40.10%
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	to	0.25%	1,411,401	42.85	to	41.41	60,408,255	0.12%	-4.70%	to	-4.94%
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.00%	to	0.25%	314,894	33.26	to	32.14	10,357,156	0.92%	24.20%	to	23.89%
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%			404,798	32.62			13,206,366	0.73%	24.02%
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
2018	0.00%			539,003	21.49			11,581,733	1.06%	-13.15%
2017	0.00%			595,604	24.74			14,736,438	1.10%	13.84%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%			634,912	35.71			22,674,998	0.30%	26.57%
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%
2018	0.00%			777,174	19.40			15,079,331	0.54%	-4.76%
2017	0.00%			885,441	20.37			18,039,591	0.52%	24.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.00%	to	0.25%	17,186	36.97	to	21.64	630,968	0.64%	26.81%	to	26.49%
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
2017	0.00%			10,377	21.66			224,801	0.54%	18.62%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	to	0.20%	4,717,424	71.53	to	27.50	333,436,491	0.62%	30.24%	to	29.98%
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	to	0.25%	1,283,052	29.71	to	57.76	43,969,602	1.13%	46.75%	to	46.38%
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.00%	to	0.25%	101,081	26.27	to	17.95	2,536,503	1.01%	14.20%	to	13.92%
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
2018	0.00%			65,783	15.43			1,014,967	1.23%	-11.34%
2017	0.00%			55,447	17.40			964,941	0.89%	14.18%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2021	0.00%			1,568	18.12			28,414	3.14%	14.54%		*	***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2021	0.00%	to	0.25%	12,249,853	13.27	to	12.83	160,215,231	1.26%	-0.44%	to	-0.69%
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%			162,797	12.81			2,085,159	0.82%	-0.59%
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
2018	0.00%			223,003	12.04			2,684,401	2.79%	0.82%
2017	0.00%			135,228	11.94			1,614,564	1.87%	1.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.00%			41,436	21.02			871,170	2.37%	10.40%
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
2018	0.00%			62,918	16.10			1,012,749	2.00%	-15.69%
2017	0.00%			60,833	19.09			1,161,395	2.42%	22.72%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	to	0.10%	2,395,575	14.85	to	13.63	35,570,868	0.00%	0.00%	to	-0.10%
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.00%	to	0.25%	22,191,764	12.21	to	11.64	263,011,500	0.00%	0.00%	to	-0.25%
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	to	0.25%	644,751	102.96	to	67.28	64,396,933	0.00%	30.84%	to	30.51%
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	to	0.25%	507,073	72.26	to	68.28	36,139,695	0.00%	10.31%	to	10.03%
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	to	0.25%	566,793	87.96	to	65.12	49,709,406	0.00%	32.04%	to	31.71%
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	to	0.20%	999,625	55.38	to	43.22	55,171,923	0.78%	21.88%	to	21.64%
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.10%	to	0.25%	35,938	72.84	to	51.83	1,872,414	0.00%	12.88%	to	12.71%
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%			46,056	24.28			1,118,369	0.00%	12.72%
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
2018	0.00%			66,658	11.64			775,808	0.00%	-6.56%
2017	0.00%			88,306	12.46			1,099,883	0.00%	24.56%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2021	0.00%			463	28.50			13,195	0.57%	32.80%
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	to	0.25%	44,113	66.43	to	63.40	2,929,003	0.38%	23.48%	to	23.17%
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
2018	0.00%			56,641	35.75			2,024,700	0.48%	-5.73%
2017	0.00%			62,085	37.92			2,354,080	0.52%	18.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%			423,072	13.81			5,843,360	3.52%	0.74%
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
2018	0.00%			217,249	12.78			2,776,608	1.59%	1.02%
2017	0.00%			228,876	12.65			2,895,650	1.31%	0.89%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.00%			4,742	14.66			69,534	1.04%	8.51%
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%
2018	0.00%			3,588	11.17			40,083	1.64%	-6.15%
2017	0.00%			3,552	11.90			42,281	1.52%	10.58%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.00%			3,665	15.66			57,386	0.96%	12.43%
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
2018	0.00%			3,413	11.32			38,647	1.54%	-8.84%
2017	0.00%			2,874	12.42			35,698	1.59%	17.45%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.00%			10,148	15.65			158,828	1.04%	10.98%
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
2018	0.00%			4,454	11.46			51,061	1.60%	-7.38%
2017	0.00%			4,249	12.38			52,590	1.60%	13.83%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.00%	to	0.25%	193,526	28.65	to	27.41	5,434,933	11.25%	16.23%	to	15.94%
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.00%	to	0.20%	103,881	14.52	to	14.13	1,491,803	5.86%	-7.52%	to	-7.70%
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2021	0.00%	to	0.25%	32,351	11.53	to	11.39	370,172	1.55%	-1.95%	to	-2.20%
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
2018	0.20%	to	0.25%	37,522	10.37			388,929	1.40%	1.91%	to	1.86%
2017	0.20%	to	0.25%	1,364	10.18			13,882	4.07%	1.79%	to	1.76%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2021	0.00%	to	0.25%	87,855	11.26	to	11.13	978,882	5.03%	-4.16%	to	-4.40%
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%
2017	0.20%	to	0.25%	29,861	10.48			312,923	2.87%	4.82%	to	4.78%	****
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2021	0.00%	to	0.25%	83,090	12.35	to	12.24	1,018,571	4.46%	3.65%	to	3.39%
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	to	0.25%	2,713,185	16.84	to	16.05	44,248,853	0.52%	-0.93%	to	-1.17%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2021	0.00%	to	0.25%	706,484	20.43	to	19.85	14,384,636	1.56%	-4.78%	to	-5.02%
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.00%	to	0.25%	2,307,381	25.09	to	23.90	55,948,773	4.91%	5.55%	to	5.28%
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.00%			45,474	8.40			381,859	4.87%	33.34%
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
2018	0.00%			21,575	5.58			120,307	1.88%	-14.13%
2017	0.00%			24,328	6.49			157,984	11.82%	2.15%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2021	0.00%	to	0.25%	2,989,602	24.71	to	23.54	71,878,023	1.83%	-1.26%	to	-1.51%
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.00%			128,006	18.26			2,337,757	1.05%	27.30%
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
2018	0.00%			124,107	10.40			1,290,445	0.55%	-8.49%
2017	0.00%			87,969	11.36			999,528	0.00%	13.62%		*	***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.00%			115,984	31.63			3,668,364	0.00%	22.65%
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
2018	0.00%			137,529	13.60			1,869,742	0.00%	2.38%
2017	0.00%			110,820	13.28			1,471,597	0.10%	30.90%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.00%			33,202	32.77			1,087,970	1.17%	8.82%
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
2018	0.00%			46,112	21.46			989,761	1.40%	-19.11%
2017	0.00%			39,804	26.54			1,056,240	2.24%	26.58%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2021	0.10%	to	0.25%	55,525	27.20	to	26.63	1,483,580	0.70%	39.76%	to	39.55%
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.10%	to	0.25%	49,547	58.71	to	57.04	2,902,497	0.00%	29.85%	to	29.65%
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2021	0.00%	to	0.25%	2,832,664	49.84	to	48.71	139,027,186	0.00%	17.62%	to	17.33%
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2021	0.00%	to	0.25%	447,039	49.76	to	47.42	21,581,763	1.34%	25.22%	to	24.90%
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%			213,874	74.54			15,942,854	0.00%	12.83%
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
2018	0.00%			283,769	39.73			11,275,030	0.00%	0.86%
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2021	0.10%	to	0.25%	2,297,000	11.76	to	11.56	26,758,154	1.30%	0.04%	to	-0.12%
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2021	0.10%	to	0.25%	390,808	114.14	to	110.88	43,630,859	0.00%	14.45%	to	14.28%
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2021	0.00%	to	0.25%	977,708	90.85	to	86.92	86,538,494	0.00%	20.80%	to	20.49%
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2021	0.00%	to	0.25%	315,297	29.27	to	28.18	9,074,608	0.97%	10.06%	to	9.79%
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	to	0.25%	156,898	49.45	to	59.66	8,416,338	0.94%	-11.87%	to	-12.09%
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	to	0.25%	464,856	36.19	to	41.31	19,077,021	0.44%	18.92%	to	18.62%
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2021	0.00%	to	0.25%	663,170	32.40	to	31.28	21,187,425	1.58%	19.02%	to	18.72%
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2021	0.10%	to	0.25%	888,352	25.17	to	24.92	22,327,421	0.90%	21.42%	to	21.24%
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.00%			50,487	14.01			707,441	0.91%	25.33%
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%		*	***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2021	0.00%			7,217	16.72			120,636	1.20%	28.55%
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%		*	***
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2021	0.00%			17,371	17.99			312,566	0.02%	17.86%		*	***
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2021	0.00%			8,232	10.70			88,045	0.00%	-1.84%		*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.00%	to	0.25%	4,229,653	14.09	to	13.70	58,801,793	2.07%	-1.72%	to	-1.96%
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2021	0.00%	to	0.25%	546,009	28.27	to	27.30	15,185,427	0.30%	-1.54%	to	-1.79%
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.00%	to	0.25%	811,601	41.06	to	39.64	32,778,080	1.09%	24.36%	to	24.05%
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2021	0.00%	to	0.25%	93,364	33.19	to	32.29	3,061,574	2.14%	40.21%	to	39.86%
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2021	0.00%	to	0.25%	216,823	39.89	to	38.95	8,552,346	0.38%	14.22%	to	13.93%
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2021	0.00%			8,815	15.00			132,235	0.89%	-0.45%
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2021	0.00%	to	0.25%	1,412,234	13.86	to	13.75	19,493,368	1.85%	8.53%	to	8.26%
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
2018	0.20%	to	0.25%	1,102,651	9.44			10,412,288	0.00%	-5.57%	to	-5.58%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2021	0.00%			10,594	16.57			175,593	0.00%	25.64%		*	***
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.00%	to	0.25%	278,623	15.80	to	15.70	4,386,615	1.15%	46.87%	to	46.50%
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86%	****
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.00%	to	0.25%	586,509	48.55	to	46.85	28,174,829	0.00%	-5.04%	to	-5.28%
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.10%			163,407	59.31			9,692,259	0.04%	24.65%
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	to	0.25%	256,359	46.81	to	45.17	11,759,945	0.00%	7.64%	to	7.37%
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

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assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

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an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

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an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

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admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

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equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

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undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

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With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

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Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

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In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 30. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 21, 1997, and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
d)	Contracts - Form of Contract – Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926d.htm.
e)	Applications – Form of the Contract Application – Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926e.htm.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Form of Reinsurance Contracts –
1)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company dated October 1, 2018, previously filed on August 20, 2019 with registration statement (333-229640), Pre-effective Amendment No. 1, as Exhibit 99.26(G) and hereby incorporated by reference.
2)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and hereby incorporated by reference.
3)	Automatic and Facultative YRT Reinsurance Agreement #I414848US-12 with Swiss Re Life & Health America, Inc., dated November 1, 2011, previously filed on April 20, 2021 with registration statement (333-43671) as Ex-99.(G)(3) and incorporated herein by reference.
4)	Automatic and Facultative YRT Reinsurance Agreement #I414849US-12 with Swiss Re Life & Health America, Inc., dated November 1, 2011, previously filed on April 20, 2021 with registration statement (333-43671) as Ex-99 (G)(4) and incorporated herein by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm

4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm

19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
44)	Fund Participation Agreement with Schwab Annuities Portfolio and Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926h44.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm

5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
14)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm

21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasaa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm

36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
46)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
47)	Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926i47.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with initial registration statement (333-229640) on February 13, 2019, as document "d705578dex99k.htm" and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with initial registration statement (333-169879) on October 12, 2010, as document "exhibitq.htm" and hereby incorporated by reference.
r)	Form of Initial Summary Prospectus – Attached hereto.

99)	Power of Attorney – Attached hereto.
Item 31. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 33. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 35. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact